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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07890

                              AIM Tax-Exempt Funds
               (Exact name of registrant as specified in charter)

               11 Greenway Plaza, Suite 100 Houston, Texas 77046
               (Address of principal executive offices) (Zip code)

       Philip A. Taylor 11 Greenway Plaza, Suite 100 Houston, Texas 77046
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (713) 626-1919

Date of fiscal year end: 3/31___

Date of reporting period: 9/30/06

Item 1. Reports to Stockholders.

FIXED INCOME                                      AIM HIGH INCOME MUNICIPAL FUND

Tax-Free
Noninvestment Grade      Semiannual Report to Shareholders o  September 30, 2006


Table of Contents

Supplemental Information.........    2

Letters to Shareholders..........    3

Performance Summary..............    5

Management Discussion............    5

Long-term Fund Performance.......    7

Fund Expenses....................    8

Approval of Advisory Agreement...    9

Schedule of Investments..........  F-1

Financial Statements............. F-18

Notes to Financial Statements.... F-21

Financial Highlights............  F-26

Trustees and Officers...........  F-29

                               [COVER GLOBE IMAGE]


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]       [GRAPHIC]         [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/     [SECTOR
 EQUITY]       GLOBAL EQUITY]      EQUITY]


[GRAPHIC]       [GRAPHIC]         [GRAPHIC]

 [FIXED        [ALLOCATION       [DIVERSIFIED
 INCOME]        SOLUTIONS]        PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--

AIM HIGH INCOME MUNICIPAL FUND


====================================================================================================================================
AIM HIGH INCOME MUNICIPAL FUND SEEKS TO ACHIEVE A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAXES.

o Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          securities issued by entities having       gage pass-through securities and
                                             similar characteristics, the value of your asset-backed securities), is compiled by
o Class B shares are not available as an     shares may rise and fall more than the     Lehman Brothers, a global investment bank.
investment for retirement plans maintained   shares of a fund that invests in a broader
pursuant to Section 401 of the Internal      range of securities.                       o The Fund is not managed to track the
Revenue Code, including 401(k) plans,                                                   performance of any particular index,
money purchase pension plans and profit      o The prices of and the income generated   including the indexes defined here, and
sharing plans. Plans that had existing       by securities held by the Fund may decline consequently, the performance of the Fund
accounts invested in Class B shares prior    in response to certain events, including   may deviate significantly from the
to September 30, 2003, will continue to be   those directly involving the issuers, or   performance of the indexes.
allowed to make additional purchases.        in the case of industrial development
                                             revenue bonds, the company for whose       o A direct investment cannot be made in an
PRINCIPAL RISKS OF INVESTING IN THE FUND     benefit the bonds are being issued;        index. Unless otherwise indicated, index
                                             general economic and market conditions;    results include reinvested dividends, and
o The Fund may invest in debt securities     regional or global economic instability;   they do not reflect sales charges.
such as notes and bonds that carry           and interest rate fluctuations.            Performance of an index of funds reflects
interest rate and credit risk.                                                          fund expenses; performance of a market
                                             o The Fund may invest in securities where  index does not.
o There is no guarantee that the             the issuer has defaulted on the payment of
investment techniques and risk analyses      interest and/or principal. Defaulted       OTHER INFORMATION
used by the Fund's portfolio managers will   securities are speculative and involve
produce the desired results.                 risks that principal will not be repaid    o Revenue bonds are issued to finance
                                             and may be subject to restrictions on      public-works projects and are supported
o The Fund may invest in lower-quality       sale.                                      directly by the project's revenues.
debt securities, commonly known as "junk                                                General obligation bonds are backed by the
bonds." Compared to higher quality debt      o The tax-exempt character of the interest full faith and credit (including the
securities, junk bonds involve greater       paid on synthetic municipal securities is  taxing and further borrowing power) of a
risk of default or price changes due to      based on the tax-exempt income stream from state or municipality. Revenue bonds often
changes in credit quality of the issuer      the collateral. The Internal Revenue       are considered more attractive, since many
and because they may be subordinated to      Service has not ruled on this issue and    public-works projects (water and sewer
other creditors' claims. Junk bonds may be   could deem income derived from synthetic   improvements, for example) are
difficult to value or sell at a fair         municipal securities to be taxable.        necessities, and demand for them remains
price. Credit ratings on junk bonds do not                                              constant regardless of economic
necessarily reflect their actual market      ABOUT INDEXES USED IN THIS REPORT          conditions. Shareholders may benefit from
risk.                                                                                   their consistent income in the event of an
                                             o The unmanaged LIPPER HIGH YIELD          economic slowdown. Escrowed and
o A municipality may default or otherwise    MUNICIPAL DEBT FUNDS INDEX represents an   pre-refunded bonds are bonds whose
be unable to honor a financial obligation.   average of the 10 largest high-yield       repayment is guaranteed by the funds from
Revenue bonds are generally not backed by    municipal-bond funds tracked by Lipper     a second bond issue, which are usually
the taxing power of the issuing              Inc., an independent mutual fund           invested in U.S. Treasury bonds.
municipality.                                performance monitor.
                                                                                        o Weighted average maturity is the
o The value of, payment of interest and      o The unmanaged LEHMAN BROTHERS MUNICIPAL  weighted average of the remaining terms to
repayment of principal by, and the ability   BOND INDEX, which represents the           maturity of the securities underlying the
of the Fund to sell, a municipal security    performance of investment-grade municipal  collateral pool at the date of issue,
may be affected by constitutional            bonds, is compiled by Lehman Brothers, a   using the balances of the securities as
amendments, legislative enactments,          global investment bank.                    the issue date as the weighting factor.
executive orders, administrative
regulations and voter initiatives as well    o The unmanaged LEHMAN BROTHERS U.S.       o The returns shown in management's
as the economies of the regions in which     AGGREGATE BOND INDEX (the Lehman           discussion of Fund performance are based
the fund invests.                            Aggregate), which represents the U.S.      on net asset values calculated for
                                             investment-grade fixed-rate bond market    shareholder transactions. Generally
o Because the Fund may invest a relatively   (including government and corporate        accepted accounting principles require
high percentage of its total assets in       securities, mort-                          adjustments to be made to the net
municipal
                                                                                        Continued on page 7


======================================================================================  ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,   FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                    Class A Shares                       AHMAX
======================================================================================  Class B Shares                       AHMBX
                                                                                        Class C Shares                       AHMCX
                                                                                        ==========================================


=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================



AIMinvestments.com

AIM HIGH INCOME MUNICIPAL FUND


                    Dear Shareholders of The AIM Family of
                    Funds--Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance.

                       It's been said nothing is certain but death and taxes. We
                    would venture to add that one other thing is certain:
      [TAYLOR       Markets change--and change often--in the short term, in
      PHOTO]        response to constantly changing economic, geopolitical and other factors. For example, from April to July, U.S. equity markets demonstrated weakness and volatility as economic
   Philip Taylor    data suggested that inflation might be higher than
                    previously estimated. But in August, the U.S. Federal
                    Reserve Board, for the first time in more than two years, chose not to raise short-term interest rates, suggesting that it believed inflation was contained. Together with continuing strong corporate profits and declining oil prices, this caused U.S. equity markets to surge, and as the reporting period drew to a close, major market averages neared multi-year highs. Despite fears about a slowing global economy, most foreign markets demonstrated strength during the reporting period.

                       While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments--Registered Trademark-- can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                       We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                       AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                       At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    Our commitment to you

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                       Information about investing, the markets and your Fund is
                    always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /S/ PHILIP TAYLOR

                    Philip Taylor
                    President -- AIM Funds
                    CEO, AIM Investments

                    November 15, 2006

                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM HIGH INCOME MUNICIPAL FUND


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                       Looking ahead, your Board finds many reasons to be
     [CROCKETT      positive about AIM's management and strategic direction.
       PHOTO]       Most importantly, AIM's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the
 Bruce L. Crockett  periods ended September 30, 2006. We are also pleased with
                    AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /S/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    November 15, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 9-10.

AIM HIGH INCOME MUNICIPAL FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================    o To reduce or extend duration of the
                                                                                          Fund.
    PERFORMANCE SUMMARY
                                                                                          o To reinvest in other securities with
    Excluding applicable sales charges, Class A shares of AIM High Income Municipal       more favorable return characteristics.
    Fund posted positive returns during the six-month reporting period ended September
    30, 2006, and outperformed the Lehman Brothers Municipal Bond Index, the fund's       o To change sector exposure.
    broad market Index and style-specific benchmark. The Fund's outperformance was
    attributed primarily to its exposure to higher yielding bonds issued by               MARKET CONDITIONS AND YOUR FUND
    municipalities to finance projects in some of the top performing sectors such as
    charter schools, hospitals, continuing care retirement facilities and tax             Economic activity slowed during the
    increment financing.                                                                  reporting period, the result of two years
                                                                                          of tightening by the U.S. Federal Reserve
        Your Fund's long-term performance appears on page 7.                              Board (the Fed), record oil prices and a
                                                                                          slowing housing market. Gross domestic
                                                                                          product (GDP), the broadest measure of
    FUND VS. INDEXES                                                                      economic activity, advanced at an
                                                                                          annualized rate of 2.6% in the second
    Cumulative total returns 3/31/06-9/30/06, excluding applicable sales charges. If      quarter of 2006, down from the
    sales charges were included, returns would be lower.                                  exceptionally strong 5.6% annualized rate
                                                                                          recorded in the first quarter of the year.
    Class A Shares                                                               4.09%    Early estimates suggested that the
                                                                                          economic growth continued to slow in the
    Class B Shares                                                               3.70     third quarter, with GDP growing at an
                                                                                          annualized rate of 1.6%.
    Class C Shares                                                               3.71
                                                                                              To the extent that a strong housing
    Lehman Brothers Municipal Bond Index (Broad Market and Style-Specific Index) 3.44     market has been a primary driver of strong
                                                                                          economic growth during the past few years,
    Lipper High Yield Municipal Debt Funds Index (Peer Group Index)              4.27     its recent pullback has eased Fed
                                                                                          officials' inflation concerns in recent
    SOURCE: LIPPER INC.                                                                   months.

======================================================================================        On June 29, the Fed announced its 17th
                                                                                          consecutive interest rate increase and
HOW WE INVEST                                municipal revenue bonds that are backed by   raised the federal funds target rate by 25
                                             dedicated revenues from specific projects.   basis points (0.25%) to 5.25%. However,
We invest most of the Fund's assets in       Within this market segment, we look for      signs of a cooling U.S. economy prompted
high yield municipal securities that are     bonds which may be priced incorrectly in     investors to conclude that the need for
exempt from federal income tax. High yield   the market with yields that do not           further near-term interest rate hikes was
municipal bonds are a rapidly growing        accurately correspond to the risk factors    diminishing. In line with these
segment of the municipal bond market.        of the securities.                           expectations, the Fed kept its federal
These bonds are typically issued by                                                       funds target rate unchanged at 5.25% for
government entities to finance economic or       We generally take a buy-and-hold         two consecutive meetings in August and
industrial development, as well as           approach, but may decide to sell a holding   September, but held out the possibility
housing, health care and environmental       for any of the following reasons:            that
projects.
                                             o Credit quality deterioration or other                                     (continued)
    We believe an opportunity exists among   unfavorable circumstances affecting the
relatively small, less-followed municipal    financial viability of an issuer or
revenue bond issues. We prefer investing     project.
in

==========================================   ======================================================================================
PORTFOLIO COMPOSITION                            TOP FIVE FIXED-INCOME HOLDINGS
                                                                                                                           % OF NET
By type of bonds                                                                                        COUPON   MATURITY   ASSETS

Revenue Bonds                        85.8%   1. New York Liberty Development Corp.                       5.25%   10/01/35    1.1%
General Obligation Bonds              9.6    2. Jacksonville (City of) Economic Development Commission   5.00    11/15/36    0.8
Escrowed & Prerefunded                5.0    3. Illinois (State of) Finance Authority                    6.00    11/15/39    0.7
Other Assets Less Liabilities        -0.4    4. Illinois (State of) Finance Authority                    6.00    05/15/37    0.7
                                             5. New York (City of) Industrial Development Agency         6.25    03/01/15    0.7
The Fund's holdings are subject to change,
and there is no assurance the Fund will      ======================================================================================
continue to hold any particular security.    Total Net Assets                                                        $509.0 million
==========================================   Total Number of Holdings                                                           523
                                             Average Credit Quality Rating                                                       BB
                                             Weighted Average Maturity                                                  20.61 years
                                             Average Duration                                                            6.19 years
                                             ======================================================================================

AIM HIGH INCOME MUNICIPAL FUND


further rate increases could be              its style-specific benchmark due to strong   IN CLOSING
forthcoming if needed to fight inflation.    performance of individual bonds in the
Inflation pressures remain a primary         portfolio.                                   We welcome any new investor who invested
concern of the Fed, and the need for                                                      in the Fund during the reporting period,
further interest rate increases will             The Fund remained heavily invested in    and we thank all of our shareholders for
depend on future economic developments.      revenue bonds, particularly issues backed    your continued investment in AIM High
                                             by property and sales taxes in addition to   Income Municipal Fund.
    The rally in the bond market during      revenues generated by projects. We prefer
the six-month reporting period primarily     bonds with more predictable and stable       The views and opinions expressed in
was driven by evidence of a weakening        revenue flows which tend to be issued to     management's discussion of Fund
economy; that evidence included lower        finance projects in sectors such as          performance are those of A I M Advisors,
monthly payroll numbers and continued        continuing care retirement facilities,       Inc. These views and opinions are subject
weakness in the housing market. The          hospitals and charter schools. As a          to change at any time based on factors
general upward trend in bond yields that     result, we continued to maintain large       such as market and economic conditions.
had been evident for the first part of the   exposure to these three sectors.             These views and opinions may not be relied
year came to an end in late June. Both                                                    upon as investment advice or
long-term and short-term yields dropped          We favored hospital bonds, since many    recommendations, or as an offer for a
significantly by the end of the reporting    hospitals have been improving their          particular security. The information is
period as market participants saw            profitability through better cost controls   not a complete analysis of every aspect of
inflation as a lessening threat. As of       and more efficient management. We also       any market, country, industry, security or
September 29, the two-year U.S. Treasury     liked municipal bonds of retirement          the Fund. Statements of fact are from
bond yield stood at 4.69%, down 47 basis     communities. We believe that an aging        sources considered reliable, but A I M
points (0.47%) from the end of June. The     population of baby boomers is likely to      Advisors, Inc. makes no representation or
10-year U.S. Treasury bond yield declined    increase the need for continuing care        warranty as to their completeness or
by 51 basis points (0.51%) to 4.63% over     retirement communities. In addition, we      accuracy. Although historical performance
the same period. Please keep in mind that    remained positive on the charter schools     is no guarantee of future results, these
bond yields and prices move in opposite      sector due to fundamental factors such as    insights may help you understand our
directions.                                  industry maturation, growing enrollment      investment management philosophy.
                                             and continued support from local, state
    While municipal bonds remained           and federal authorities. Because these           See important Fund and index
attractively valued throughout the           three sectors exhibited fairly strong        disclosures on the inside front cover.
reporting period, they could not quite       performance during the reporting period,
keep up with the taxable bond sector. The    the Fund benefited.
Lehman Brothers Municipal Bond Index rose                                                                     Franklin Ruben is lead
3.44% during the reporting period,               The Fund received large cash inflows           [SEGNER       portfolio manager of
approximately 29 basis points (0.29%) less   during the reporting period. Some of the            PHOTO]       AIM High Income
than its taxable counterpart, the Lehman     cash influx was not able to be fully                             Municipal Fund. Mr.
Brothers U.S. Aggregate Bond Index, which    invested immediately and remained in cash                        Ruben joined AIM in
rose 3.73%.                                  equivalents--investments, such as variable   1997 after having served as a senior fixed
                                             rate demand notes or obligations, of         income research analyst and associate
    Demand for higher yields continued to    similar quality and safety to cash--as the   portfolio manager. A native of
drive performance in the municipal bond      issuance of municipal securities declined    Johannesburg, South Africa, he earned a
market. Investors were looking to earn       for 10 consecutive months. The Fund's        B.S. in accounting and an M.S. in finance,
higher yields in the lower rated sector,     higher-than-normal cash equivalent           both from the University of Texas at
which outperformed the higher quality        position, coupled with declining new         Dallas. Mr. Ruben also completed the Cash
municipal sector during the six-month        issuance supply, detracted from              Management Executive Education Program at
reporting period.                            performance.                                 Duke University.

    Reflecting investors' demand for             Specific securities that hindered Fund   Assisted by Municipal Bond Team
higher yields, most of the portfolio's top   performance included a bond issued to
performance came from non-rated municipal    support the development of a retirement
bonds. In this credit segment, we tended     community in Grand Prairie, Texas. The
to find special opportunities to earn        issue underperformed due to the
yield over and above the yield obtained on   community's low occupancy rate for the
generic high grade securities. While         past two years. Another detractor from the
looking for ways to maximize yield while     Fund's performance was a bond issued for a
minimizing risks associated with the lower   nursing home in Buhl, Minnesota. This
credit quality issues, we continued to       year, the nursing home had problems
limit our exposure to airline and tobacco    servicing its debt obligations due to a
bonds as they exhibit frequent price         significant drop in revenues because of
volatility. During the reporting period,     its low occupancy rate. We view this
airline and non-investment grade tobacco     situation as a temporary setback, given
bonds performed quite well. Despite our      that the facility's occupancy rate has
underweight in these volatile sectors, the   risen of late, allowing it to make its
Fund benefited from its exposure to the      coupon payment in September.                 FOR A PRESENTATION OF YOUR LONG-TERM
higher yielding sector relative to                                                        PERFORMANCE, PLEASE SEE PAGE 7.

AIM HIGH INCOME MUNICIPAL FUND


YOUR FUND'S LONG-TERM PERFORMANCE

==========================================   ======================================================================================
                                             FUND PROVIDES CURRENT INCOME
       AVERAGE ANNUAL TOTAL RETURNS
                                                                 30-DAY            TAXABLE
As of 9/30/06, including applicable sales                     DISTRIBUTION     EQUIVALENT 30-DAY     30-DAY      TAXABLE EQUIVALENT
charges                                                           RATE         DISTRIBUTION RATE    SEC YIELD     30-DAY SEC YIELD
                                             Class A              4.64%             7.14%             4.47%            6.88%
                                 AFTER       Class B              4.13              6.35              3.94             6.06
                               TAXES ON      Class C              4.14              6.37              3.94             6.06
                     AFTER      DISTRI-
                   TAXES ON     BUTIONS      o The Fund's 30-day distribution rate reflects its most recent monthly dividend
CLASS A    BEFORE  DISTRIBU-  AND SALE OF    distribution multiplied by 12 and divided by the most recent month-end offering price.
 SHARES    TAXES     TIONS    FUNDS SHARES   The Fund's 30-day taxable equivalent distribution rate is calculated in the same
Inception                                    manner as the 30-day yield, with an adjustment for a stated, assumed 35% tax rate, the
 (1/2/98)   4.28%    4.28%       4.43%       highest marginal federal income tax rate in effect on September 30, 2006.
 5 Years    5.85     5.85        5.83
 1 Year     1.95     1.95        2.97        o The 30-day SEC yield is calculated using a formula defined by the Securities and
                                             Exchange Commission. The formula is based on the portfolio's potential earnings from
CLASS B                                      dividends, interest and yield-to-maturity or yield-to-call of the bonds in the
 SHARES                                      portfolio, net of all expenses, calculated at maximum offering price, and annualized.
Inception                                    The taxable-equivalent 30-day SEC yield is calculated in the same manner as the 30-day
 (1/2/98)   4.12%    4.12%       4.22%       SEC yield, with an adjustment for a stated, assumed 35% tax rate, the highest marginal
 5 Years    5.77     5.77        5.68        federal income tax rate in effect on September 30, 2006.
 1 Year     1.28     1.28        2.34
                                             o Had the advisor not waived fees and/or reimbursed expenses, 30-day yields would have
CLASS C                                      been 4.25%, 3.71% and 3.71% for Class A, Class B and Class C shares, respectively.
 SHARES                                      Taxable equivalent 30-day yields would have been 6.54%, 5.71% and 5.71% for Class A,
Inception                                    Class B and Class C shares, respectively.
 (1/2/98)   4.06%    4.06%       4.15%       ======================================================================================
 5 Years    6.07     6.07        5.93
 1 Year     5.29     5.29        4.95        AND CLASS B AND CLASS C SHARE PERFORMANCE    SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT
                                             REFLECTS THE APPLICABLE CONTINGENT           RELEVANT TO INVESTORS WHO HOLD THEIR
==========================================   DEFERRED SALES CHARGE (CDSC) FOR THE         SHARES IN TAX-DEFERRED ACCOUNTS SUCH AS
                                             PERIOD INVOLVED. THE CDSC ON CLASS B         401(K)S OR IRAS.
THE PERFORMANCE DATA QUOTED REPRESENT PAST   SHARES DECLINES FROM 5% BEGINNING AT THE
PERFORMANCE AND CANNOT GUARANTEE             TIME OF PURCHASE TO 0% AT THE BEGINNING OF       HAD THE ADVISOR NOT WAIVED FEES AND/OR
COMPARABLE FUTURE RESULTS; CURRENT           THE SEVENTH YEAR. THE CDSC ON CLASS C        REIMBURSED EXPENSES, PERFORMANCE WOULD
PERFORMANCE MAY BE LOWER OR HIGHER. PLEASE   SHARES IS 1% FOR THE FIRST YEAR AFTER        HAVE BEEN LOWER.
VISIT AIMINVESTMENTS.COM FOR THE MOST        PURCHASE.
RECENT MONTH-END PERFORMANCE. PERFORMANCE
FIGURES REFLECT REINVESTED DISTRIBUTIONS,        THE PERFORMANCE OF THE FUND'S SHARE
CHANGES IN NET ASSET VALUE AND THE EFFECT    CLASSES WILL DIFFER PRIMARILY DUE TO
OF THE MAXIMUM SALES CHARGE UNLESS           DIFFERENT SALES CHARGE STRUCTURES AND
OTHERWISE STATED. PERFORMANCE FIGURES DO     CLASS EXPENSES.
NOT REFLECT DEDUCTION OF TAXES A
SHAREHOLDER WOULD PAY ON FUND                    AFTER-TAX RETURNS ARE CALCULATED USING
DISTRIBUTIONS OR SALE OF FUND SHARES.        THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL
INVESTMENT RETURN AND PRINCIPAL VALUE WILL   MARGINAL INCOME TAX RATE. THEY DO NOT
FLUCTUATE SO THAT YOU MAY HAVE A GAIN OR     REFLECT THE EFFECT OF STATE AND LOCAL
LOSS WHEN YOU SELL SHARES.                   TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON
                                             THE INVESTOR'S TAX SITUATION AND MAY
    CLASS A SHARE PERFORMANCE REFLECTS THE   DIFFER FROM THOSE
MAXIMUM 4.75% SALES CHARGE,



Continued from inside front cover

assets of the Fund at period end for         From our home page, click on Products &      A description of the policies and
financial reporting purposes, and as such,   Performance, then Mutual Funds, then Fund    procedures that the Fund uses to determine
the net asset values for shareholder         Overview. Select your Fund from the          how to vote proxies relating to portfolio
transactions and the returns based on        drop-down menu and click on Complete         securities is available without charge,
those net asset values may differ from the   Quarterly Holdings. Shareholders can also    upon request, from our Client Services
net asset values and returns reported in     look up the Fund's Forms N-Q on the SEC      department at 800-959-4246 or on the AIM
the Financial Highlights.                    Web site at sec.gov. Copies of the Fund's    Web site, AIMinvestments.com. On the home
                                             Forms N-Q may be reviewed and copied at      page, scroll down and click on AIM Funds
The Fund provides a complete list of its     the SEC Public Reference Room in             Proxy Policy. The information is also
holdings four times in each fiscal year,     Washington, D.C. You can obtain              available on the SEC Web site, sec.gov.
at the quarter-ends. For the second and      information on the operation of the Public
fourth quarters, the lists appear in the     Reference Room, including information        Information regarding how the Fund voted
Fund's semiannual and annual reports to      about duplicating fee charges, by calling    proxies related to its portfolio
shareholders. For the first and third        202-942-8090 or 800-732-0330, or by          securities during the 12 months ended June
quarters, the Fund files the lists with      electronic request at the following e-mail   30, 2006, is available at our Web site. Go
the Securities and Exchange Commission       address: publicinfo@sec.gov. The SEC file    to AIMinvestments.com, access the About Us
(SEC) on Form N-Q. The most recent list of   numbers for the Fund are 811-07890 and       tab, click on Required Notices and then
portfolio holdings is available at           033-66242.                                   click on Proxy Voting Activity. Next,
AIMinvestments.com.                                                                       select the Fund from the drop-down menu.
                                                                                          The information is also available on the
                                                                                          SEC Web site, sec.gov.

AIM HIGH INCOME MUNICIPAL FUND


CALCULATING YOUR ONGOING FUND EXPENSES


EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions; and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period                   the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES     Please note that the expenses shown in
ongoing costs (in dollars) of investing in                                                the table are meant to highlight your
the Fund and to compare these costs with     The table below also provides information    ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   about hypothetical account values and        transactional costs, such as sales charges
funds. The example is based on an            hypothetical expenses based on the Fund's    (loads) on purchase payments, contingent
investment of $1,000 invested at the         actual expense ratio and an assumed rate     deferred sales charges on redemptions, and
beginning of the period and held for the     of return of 5% per year before expenses,    redemption fees, if any. Therefore, the
entire period April 1, 2006, through         which is not the Fund's actual return. The   hypothetical information is useful in
September 30, 2006.                          Fund's actual cumulative total returns at    comparing ongoing costs only, and will not
                                             net asset value after expenses for the six   help you determine the relative total
ACTUAL EXPENSES                              months ended September 30, 2006, appear in   costs of owning different funds. In
                                             the table "Fund vs. Indexes" on page 5.      addition, if these transactional costs
The table below provides information about                                                were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================

                                                 ACTUAL                               HYPOTHETICAL
                                                                          (5% ANNUAL RETURN BEFORE EXPENSES)
                  BEGINNING             ENDING               EXPENSES         ENDING             EXPENSES          ANNUALIZED
SHARE           ACCOUNT VALUE        ACCOUNT VALUE          PAID DURING    ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS              (4/1/06)          (9/30/06)(1)            PERIOD(2)       (9/30/06)           PERIOD(2)           RATIO
  A               $1,000.00            $1,040.90               $3.38         $1,021.76             $3.35              0.66%
  B                1,000.00             1,037.00                7.20          1,018.00              7.13              1.41
  C                1,000.00             1,037.10                7.20          1,018.00              7.13              1.41

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM HIGH INCOME MUNICIPAL FUND


APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Tax-Exempt      o The quality of services to be provided     o Overall performance of AIM. The Board
Funds (the "Board") oversees the             by AIM. The Board reviewed the credentials   considered the overall performance of AIM
management of AIM High Income Municipal      and experience of the officers and           in providing investment advisory and
Fund (the "Fund") and, as required by law,   employees of AIM who will provide            portfolio administrative services to the
determines annually whether to approve the   investment advisory services to the Fund.    Fund and concluded that such performance
continuance of the Fund's advisory           In reviewing the qualifications of AIM to    was satisfactory.
agreement with A I M Advisors, Inc.          provide investment advisory services, the
("AIM"). Based upon the recommendation of    Board considered such issues as AIM's        o Fees relative to those of clients of AIM
the Investments Committee of the Board, at   portfolio and product review process,        with comparable investment strategies. The
a meeting held on June 27, 2006, the         various back office support functions        Board noted that AIM does not serve as an
Board, including all of the independent      provided by AIM and AIM's equity and fixed   advisor to other mutual funds or other
trustees, approved the continuance of the    income trading operations. Based on the      clients with investment strategies
advisory agreement (the "Advisory            review of these and other factors, the       comparable to those of the Fund.
Agreement") between the Fund and AIM for     Board concluded that the quality of
another year, effective July 1, 2006.        services to be provided by AIM was           o Fees relative to those of comparable
                                             appropriate and that AIM currently is        funds with other advisors. The Board
    The Board considered the factors         providing satisfactory services in           reviewed the advisory fee rate for the
discussed below in evaluating the fairness   accordance with the terms of the Advisory    Fund under the Advisory Agreement. The
and reasonableness of the Advisory           Agreement.                                   Board compared effective contractual
Agreement at the meeting on June 27, 2006                                                 advisory fee rates at a common asset level
and as part of the Board's ongoing           o The performance of the Fund relative to    at the end of the past calendar year and
oversight of the Fund. In their              comparable funds. The Board reviewed the     noted that the Fund's rate was comparable
deliberations, the Board and the             performance of the Fund during the past      to the median rate of the funds advised by
independent trustees did not identify any    one, three and five calendar years against   other advisors with investment strategies
particular factor that was controlling,      the performance of funds advised by other    comparable to those of the Fund that the
and each trustee attributed different        advisors with investment strategies          Board reviewed. The Board noted that AIM
weights to the various factors.              comparable to those of the Fund. The Board   has agreed to limit the Fund's total
                                             noted that the Fund's performance in such    operating expenses, as discussed below.
    One responsibility of the independent    periods was above the median performance     Based on this review, the Board concluded
Senior Officer of the Fund is to manage      of such comparable funds. Based on this      that the advisory fee rate for the Fund
the process by which the Fund's proposed     review and after taking account of all of    under the Advisory Agreement was fair and
management fees are negotiated to ensure     the other factors that the Board             reasonable.
that they are negotiated in a manner which   considered in determining whether to
is at arms' length and reasonable. To that   continue the Advisory Agreement for the      o Expense limitations and fee waivers. The
end, the Senior Officer must either          Fund, the Board concluded that no changes    Board noted that AIM has voluntarily
supervise a competitive bidding process or   should be made to the Fund and that it was   agreed to waive fees and/or limit expenses
prepare an independent written evaluation.   not necessary to change the Fund's           of the Fund in an amount necessary to
The Senior Officer has recommended an        portfolio management team at this time.      limit total annual operating expenses to a
independent written evaluation in lieu of    Although the independent written             specified percentage of average daily net
a competitive bidding process and, upon      evaluation of the Fund's Senior Officer      assets for each class of the Fund. The
the direction of the Board, has prepared     (discussed below) only considered Fund       Board considered the voluntary nature of
such an independent written evaluation.      performance through the most recent          this fee waiver/expense limitation and
Such written evaluation also considered      calendar year, the Board also reviewed       noted that it can be terminated at any
certain of the factors discussed below.      more recent Fund performance, which did      time by AIM without further notice to
                                             not change their conclusions.                investors. The Board considered the effect
    The discussion below serves as a                                                      this fee waiver/expense limitation would
summary of the Senior Officer's              o The performance of the Fund relative to    have on the Fund's estimated expenses and
independent written evaluation, as well as   indices. The Board reviewed the              concluded that the levels of fee
a discussion of the material factors and     performance of the Fund during the past      waivers/expense limitations for the Fund
the conclusions with respect thereto that    one, three and five calendar years against   were fair and reasonable.
formed the basis for the Board's approval    the performance of the Lipper High Yield
of the Advisory Agreement. After             Municipal Debt Fund Index. The Board noted   o Breakpoints and economies of scale. The
consideration of all of the factors below    that the Fund's performance for the one      Board reviewed the structure of the Fund's
and based on its informed business           and five year periods was above the          advisory fee under the Advisory Agreement,
judgment, the Board determined that the      performance of such Index and comparable     noting that it includes three breakpoints.
Advisory Agreement is in the best            to such Index for the three year period.     The Board reviewed the level of the Fund's
interests of the Fund and its shareholders   Based on this review and after taking        advisory fees, and noted that such fees,
and that the compensation to AIM under the   account of all of the other factors that     as a percentage of the Fund's net assets,
Advisory Agreement is fair and reasonable    the Board considered in determining          would decrease as net assets increase
and would have been obtained through arm's   whether to continue the Advisory Agreement   because the Advisory Agreement includes
length negotiations.                         for the Fund, the Board concluded that no    breakpoints. The Board noted that, due to
                                             changes should be made to the Fund and       the Fund's asset levels at the end of the
    Unless otherwise stated, information     that it was not necessary to change the      past calendar year and the way in which
presented below is as of June 27, 2006 and   Fund's portfolio management team at this     the advisory fee breakpoints have been
does not reflect any changes that may have   time. Although the independent written       structured, the Fund has yet to benefit
occurred since June 27, 2006, including      evaluation of the Fund's Senior Officer      from the breakpoints. The Board concluded
but not limited to changes to the Fund's     (discussed below) only considered Fund       that the Fund's fee levels under the
performance, advisory fees, expense          performance through the most recent          Advisory Agreement therefore would reflect
limitations and/or fee waivers.              calendar year, the Board also reviewed       economies of scale at higher asset levels
                                             more recent Fund performance, which did      and that it was not necessary to change
o The nature and extent of the advisory      not change their conclusions.                the advisory fee breakpoints in the Fund's
services to be provided by AIM. The Board                                                 advisory fee schedule.
reviewed the services to be provided by      o Meetings with the Fund's portfolio
AIM under the Advisory Agreement. Based on   managers and investment personnel. With      o Investments in affiliated money market
such review, the Board concluded that the    respect to the Fund, the Board is meeting    funds. The Board also took into account
range of services to be provided by AIM      periodically with such Fund's portfolio      the fact that uninvested cash and cash
under the Advisory Agreement was             managers and/or other investment personnel   collateral from securities lending
appropriate and that AIM currently is        and believes that such individuals are       arrangements, if any (collectively, "cash
providing services in accordance with the    competent and able to continue to carry      balances") of the Fund may be invested in
terms of the Advisory Agreement.             out their responsibilities under the         money market funds
                                             Advisory Agreement.
                                                                                                                         (continued)

AIM HIGH INCOME MUNICIPAL FUND

advised by AIM pursuant to the terms of an   o AIM's financial soundness in light of
SEC exemptive order. The Board found that    the Fund's needs. The Board considered
the Fund may realize certain benefits upon   whether AIM is financially sound and has
investing cash balances in AIM advised       the resources necessary to perform its
money market funds, including a higher net   obligations under the Advisory Agreement,
return, increased liquidity, increased       and concluded that AIM has the financial
diversification or decreased transaction     resources necessary to fulfill its
costs. The Board also found that the Fund    obligations under the Advisory Agreement.
will not receive reduced services if it
invests its cash balances in such money      o Historical relationship between the Fund
market funds. The Board noted that, to the   and AIM. In determining whether to
extent the Fund invests uninvested cash in   continue the Advisory Agreement for the
affiliated money market funds, AIM has       Fund, the Board also considered the prior
voluntarily agreed to waive a portion of     relationship between AIM and the Fund, as
the advisory fees it receives from the       well as the Board's knowledge of AIM's
Fund attributable to such investment. The    operations, and concluded that it was
Board further determined that the proposed   beneficial to maintain the current
securities lending program and related       relationship, in part, because of such
procedures with respect to the lending       knowledge. The Board also reviewed the
Fund is in the best interests of the         general nature of the non-investment
lending Fund and its respective              advisory services currently performed by
shareholders. The Board therefore            AIM and its affiliates, such as
concluded that the investment of cash        administrative, transfer agency and
collateral received in connection with the   distribution services, and the fees
securities lending program in the money      received by AIM and its affiliates for
market funds according to the procedures     performing such services. In addition to
is in the best interests of the lending      reviewing such services, the trustees also
Fund and its respective shareholders.        considered the organizational structure
                                             employed by AIM and its affiliates to
o Independent written evaluation and         provide those services. Based on the
recommendations of the Fund's Senior         review of these and other factors, the
Officer. The Board noted that, upon their    Board concluded that AIM and its
direction, the Senior Officer of the Fund,   affiliates were qualified to continue to
who is independent of AIM and AIM's          provide non-investment advisory services
affiliates, had prepared an independent      to the Fund, including administrative,
written evaluation in order to assist the    transfer agency and distribution services,
Board in determining the reasonableness of   and that AIM and its affiliates currently
the proposed management fees of the AIM      are providing satisfactory non-investment
Funds, including the Fund. The Board noted   advisory services.
that the Senior Officer's written
evaluation had been relied upon by the       o Other factors and current trends. The
Board in this regard in lieu of a            Board considered the steps that AIM and
competitive bidding process. In              its affiliates have taken over the last
determining whether to continue the          several years, and continue to take, in
Advisory Agreement for the Fund, the Board   order to improve the quality and
considered the Senior Officer's written      efficiency of the services they provide to
evaluation.                                  the Funds in the areas of investment
                                             performance, product line diversification,
o Profitability of AIM and its affiliates.   distribution, fund operations, shareholder
The Board reviewed information concerning    services and compliance. The Board
the profitability of AIM's (and its          concluded that these steps taken by AIM
affiliates') investment advisory and other   have improved, and are likely to continue
activities and its financial condition.      to improve, the quality and efficiency of
The Board considered the overall             the services AIM and its affiliates
profitability of AIM, as well as the         provide to the Fund in each of these
profitability of AIM in connection with      areas, and support the Board's approval of
managing the Fund. The Board noted that      the continuance of the Advisory Agreement
AIM's operations remain profitable,          for the Fund
although increased expenses in recent
years have reduced AIM's profitability.
Based on the review of the profitability
of AIM's and its affiliates' investment
advisory and other activities and its
financial condition, the Board concluded
that the compensation to be paid by the
Fund to AIM under its Advisory Agreement
was not excessive.

o Benefits of soft dollars to AIM. The
Board considered the benefits realized by AIM as a result of brokerage transactions executed through "soft dollar" arrangements. Under these arrangements, brokerage commissions paid by the Fund and/or other funds advised by AIM are used to pay for research and execution services. This research may be used by AIM in making investment decisions for the Fund. The Board concluded that such arrangements were appropriate.

AIM High Income Municipal Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-100.46%

ALASKA-0.21%

Aleutians East Borough (Borough of), Alaska
  (Aleutian Pribilof Islands Association,
  Inc. Project); Series 2006, RB, (INS-ACA
  Financial Guaranty Corp.)
  5.50%, 06/01/36(a)(b)                         $ 1,000    $  1,056,700
=======================================================================

ARIZONA-2.50%

Centerra Community Facilities District;
  Series 2005, Unlimited Tax GO,
  5.50%, 07/15/29(a)                                395         404,227
-----------------------------------------------------------------------
Maricopa (County of) Industrial Development
  Authority (Mayo Clinic); Series 2006,
  Health Care Facilities IDR,
  5.00%, 11/15/36(a)                              1,485       1,554,171
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Choice Education & Development
  Corp. Project); Series 2006, Educational
  Facility IDR,
  6.25%, 06/01/26(a)                              1,000       1,020,610
-----------------------------------------------------------------------
  6.38%, 06/01/36(a)                              3,000       3,062,580
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Desert Heights Charter School);
  Series 2003, Educational Facility IDR,
  7.25%, 08/01/19(a)                                830         865,308
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Horizon Community Learning
  Center); Series 2005, Refunding IDR,
  5.25%, 06/01/35(a)                              1,500       1,482,150
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (P.L.C. Charter Schools Project);
  Series 2006, Educational Facilities IDR,
  6.50%, 04/01/26(a)                              1,000       1,059,970
-----------------------------------------------------------------------
  6.75%, 04/01/36(a)                              1,000       1,066,790
-----------------------------------------------------------------------
Pima (County of) Industrial Development
  Authority (Paradise Education Center
  Project); Series 2006, Refunding
  Educational
  Facilities IDR,
  5.88%, 06/01/22(a)                                285         290,874
-----------------------------------------------------------------------
  6.00%, 06/01/36(a)                                830         842,384
-----------------------------------------------------------------------
Scottsdale (City of) Industrial Development
  Authority (Scottsdale Healthcare);
  Series 2001, Hospital IDR,
  5.80%, 12/01/11(a)(c)(d)                          500         555,245
-----------------------------------------------------------------------
Tucson (City of) Industrial Development
  Authority (Arizona AgriBusiness & Equine
  Center Inc.); Series 2004 A, Educational
  Facilities IDR,
  6.13%, 09/01/34(a)                                500         519,145
=======================================================================
                                                             12,723,454
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------

CALIFORNIA-1.80%

California (State of) Educational Facilities
  Authority (Fresno Pacific University);
  Series 2000 A, RB,
  6.75%, 03/01/19(a)                            $ 1,000    $  1,091,490
-----------------------------------------------------------------------
California (State of) Educational Facilities
  Authority (Keck Graduate Institute);
  Series 2000, RB,
  6.75%, 06/01/30(a)                                390         425,751
-----------------------------------------------------------------------
California (State of) Health Facilities
  Authority (Cedars-Sinai Medical Center);
  Series 2005, Refunding RB,
  5.00%, 11/15/27(a)                              1,000       1,043,840
-----------------------------------------------------------------------
California (State of) Municipal Finance
  Authority (American Heritage Education
  Foundation Project); Series 2006 A,
  Education RB,
  5.25%, 06/01/26(a)                              1,000       1,030,490
-----------------------------------------------------------------------
  Education RB,
  5.25%, 06/01/36(a)                              1,150       1,177,037
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Hospice of Napa
  Valley Project); Series 2004 A, RB,
  7.00%, 01/01/34(a)                                900         944,280
-----------------------------------------------------------------------
California (State of) Statewide Communities
  Development Authority (Notre Dame de Namur
  University); Series 2003, RB,
  6.50%, 10/01/23(a)                              1,000       1,074,600
-----------------------------------------------------------------------
Golden State Tobacco Securitization Corp.;
  Series 2005 A, Asset-Backed RB,
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 06/01/35(a)(b)                             500         523,580
-----------------------------------------------------------------------
Turlock (City of) Health Facilities Authority
  (Emanuel Medical Center Inc.);
  Series 2004, COP,
  5.00%, 10/15/24(a)                                980         998,806
-----------------------------------------------------------------------
  5.38%, 10/15/34(a)                                800         831,960
=======================================================================
                                                              9,141,834
=======================================================================

COLORADO-13.18%

Antelope Heights Metropolitan District;
  Series 2003, Limited Tax GO,
  8.00%, 12/01/23(a)                                500         551,735
-----------------------------------------------------------------------
Arapahoe (County of) (Copperleaf Metropolitan
  District No. 2); Series 2006, Limited Tax
  GO,
  5.85%, 12/01/26 (Acquired 09/15/06; Cost
  $1,000,000)(a)(e)                               1,000       1,015,610
-----------------------------------------------------------------------
  5.95%, 12/01/36 (Acquired 09/15/06; Cost
  $1,750,000)(a)(e)                               1,750       1,783,932
-----------------------------------------------------------------------
Arista Metropolitan District; Series 2005,
  Limited Tax Series GO,
  6.75%, 12/01/35(a)                              2,000       2,143,760
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Beacon Point Metropolitan District; Series
  2005 A, Limited Tax GO,
  6.25%, 12/01/35(a)                            $ 1,500    $  1,600,635
-----------------------------------------------------------------------
Bradburn Metropolitan District No. 3; Series
  2003, Limited Tax GO,
  7.50%, 12/01/33(a)                                500         555,820
-----------------------------------------------------------------------
Bromley Park Metropolitan District No. 2;
  Series 2002 B, Limited Tax GO,
  8.05%, 12/01/32(a)                                500         540,275
-----------------------------------------------------------------------
  Series 2003, Limited Tax GO,
  8.05%, 12/01/32(a)                                750         810,413
-----------------------------------------------------------------------
Buckhorn Valley Metropolitan District No. 2;
  Series 2003, Limited Tax GO,
  7.00%, 12/01/23(a)                                500         507,375
-----------------------------------------------------------------------
Castle Oaks Metropolitan District; Series
  2005, Limited Tax GO,
  6.00%, 12/01/25(a)                              1,000       1,046,920
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                              1,500       1,574,955
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Academy Charter
  School Project); Series 2000, RB,
  7.13%, 12/15/10(a)(c)(d)                        1,195       1,365,933
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Cerebral Palsy of
  Colorado Project); Series 2006 A, RB,
  6.25%, 05/01/36(a)                              3,050       3,140,615
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Banning Lewis Ranch Academy
  Project); Series 2006, RB,
  6.13%, 12/15/35 (Acquired
  06/16/06-06/20/06; Cost $3,014,730)(a)(e)       3,000       3,100,890
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Excel
  Academy Project); Series 2003, RB,
  7.30%, 12/01/11(a)(c)(d)                          570         652,137
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Knowledge Quest Project); Series
  2005, RB,
  6.50%, 05/01/36(a)                                945         987,695
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Littleton Academy Building Project);
  Series 2002, RB,
  6.00%, 01/15/22(a)                                500         522,200
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Peak
  to Peak Project); Series 2001, RB,
  7.63%, 08/15/11(a)(c)(d)                          500         590,010
-----------------------------------------------------------------------
  Series 2004, Refunding & Improvement RB
  (INS-XL Capital Assurance Inc.),
  5.25%, 08/15/24(a)(b)                             500         543,545
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-Pioneer Charter Project); Series
  2003, RB,
  7.75%, 10/15/33(a)                                700         740,908
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Platte
  Academy Project); Series 2002 A, RB,
  7.25%, 03/01/10(a)(c)(d)                      $   500    $    547,300
-----------------------------------------------------------------------
  7.25%, 03/01/10(a)(c)(d)                          500         557,345
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter School-Ridge
  View Classical Schools Project); Series
  2005 A, RB (INS-XL Capital Assurance Inc.),
  5.50%, 08/15/25(a)(b)                             445         493,327
-----------------------------------------------------------------------
  5.50%, 08/15/35(a)(b)                             555         609,201
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Charter
  School-University Lab School Project);
  Series 2001, RB,
  6.13%, 06/01/11(a)(c)(d)                          150         166,034
-----------------------------------------------------------------------
  6.25%, 06/01/11(a)(c)(d)                          500         556,105
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Academy Inc.
  Project); Series 2003 A, Refunding RB,
  7.00%, 11/01/23(a)                                500         562,115
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Denver Science &
  Technology); Series 2004, RB,
  5.00%, 12/01/13(a)                                750         776,145
-----------------------------------------------------------------------
Colorado (State of) Educational & Cultural
  Facilities Authority (Heritage Christian
  School); Series 2004 A, RB,
  7.50%, 06/01/34(a)                              1,000       1,092,000
-----------------------------------------------------------------------
Colorado (State of) Health Facilities
  Authority (Portercare Adventist Health);
  Series 2001, Hospital RB,
  6.50%, 11/15/11(a)(c)(d)                          500         571,065
-----------------------------------------------------------------------
Conservatory Metropolitan District; Series
  2003, Limited Tax GO,
  7.50%, 12/01/27(a)                                750         845,370
-----------------------------------------------------------------------
  Series 2005, Limited Tax GO,
  6.75%, 12/01/34(a)                                810         869,713
-----------------------------------------------------------------------
Country Club Village Metropolitan District;
  Series 2006, Limited Tax GO,
  6.00%, 12/01/34(a)                                600         615,462
-----------------------------------------------------------------------
Denver (City of) Health & Hospital Authority;
  Series 2004 A, Refunding Health Care RB,
  6.25%, 12/01/33(a)                                500         553,405
-----------------------------------------------------------------------
Denver West Metropolitan District; Series
  2005 B, Unlimited Tax GO,
  5.25%, 12/01/30(a)                              1,000       1,035,630
-----------------------------------------------------------------------
Douglas (County of) (Crystal Crossing
  Metropolitan District); Series 2006,
  Limited Tax GO,
  6.00%, 12/01/36(a)                              1,600       1,647,104
-----------------------------------------------------------------------
Fallbrook Metropolitan District; Series 2006,
  Limited Tax GO,
  5.63%, 12/01/26(a)                              1,200       1,201,368
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Grandby Ranch Metropolitan District; Series
  2006, Limited Tax GO,
  6.75%, 12/01/36(a)                            $ 3,000    $  3,060,390
-----------------------------------------------------------------------
High Plains Metropolitan District; Series
  2005 A, Limited Tax GO,
  6.13%, 12/01/25(a)                                750         797,505
-----------------------------------------------------------------------
  6.25%, 12/01/35(a)                                750         800,318
-----------------------------------------------------------------------
Huntington Trails Metropolitan District;
  Series 2006, Limited Tax GO,
  6.25%, 12/01/36(a)                              1,000       1,019,950
-----------------------------------------------------------------------
Liberty Ranch Metropolitan District; Series
  2006, Limited Tax GO,
  6.25%, 12/01/36 (Acquired 08/24/06; Cost
  $1,645,000)(a)(e)                               1,645       1,655,396
-----------------------------------------------------------------------
Montrose (County of) (Homestead at Montrose
  Inc.); Series 2003 A, Health Care
  Facilities RB,
  5.75%, 02/01/15(a)                                250         256,118
-----------------------------------------------------------------------
  6.75%, 02/01/22(a)                                200         210,380
-----------------------------------------------------------------------
  7.00%, 02/01/25(a)                                800         847,576
-----------------------------------------------------------------------
Murphy Creek Metropolitan District No. 3;
  Series 2006, Refunding & Improvement
  Limited Tax GO,
  6.00%, 12/01/26(a)                              2,540       2,698,902
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                              2,000       2,135,680
-----------------------------------------------------------------------
Neu Towne Metropolitan District; Series 2004,
  Limited Tax GO,
  7.25%, 12/01/34(a)                                775         852,260
-----------------------------------------------------------------------
Northwest Metropolitan District No. 3, Series
  2005, Limited Tax GO,
  6.13%, 12/01/25(a)                              1,000       1,061,840
-----------------------------------------------------------------------
  6.25%, 12/01/35(a)                              2,000       2,123,740
-----------------------------------------------------------------------
Piney Creek Village Metropolitan District;
  Series 2005, Limited Tax GO,
  5.50%, 12/01/35(a)                              1,200       1,219,860
-----------------------------------------------------------------------
Riverdale Peaks II Metropolitan District;
  Series 2005, Unlimited Tax GO,
  6.50%, 12/01/35(a)                              1,000       1,056,060
-----------------------------------------------------------------------
Saddle Rock (City of) South Metropolitan
  District No. 2 (Mill Levy Obligation);
  Series 2000, Limited Tax GO,
  7.20%, 12/01/19(a)                                500         540,660
-----------------------------------------------------------------------
Serenity Ridge Metropolitan District No. 2;
  Series 2004, Limited Tax GO,
  7.50%, 12/01/34(a)                                750         836,872
-----------------------------------------------------------------------
Sorrel Ranch Metropolitan District; Series
  2006, Limited Tax GO,
  5.75%, 12/01/36(a)                              1,445       1,466,545
-----------------------------------------------------------------------
Southlands Metropolitan District No. 1;
  Series 2004, Unlimited Tax GO,
  6.75%, 12/01/16(a)                                500         552,245
-----------------------------------------------------------------------
  7.13%, 12/01/34(a)                                500         553,720
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
COLORADO-(CONTINUED)

Table Rock Metropolitan District; Series
  2003, Limited Tax GO,
  7.00%, 12/01/33(a)                            $   750    $    806,895
-----------------------------------------------------------------------
University of Colorado Hospital Authority;
  Series 2006 A, RB,
  5.00%, 11/15/37(a)                                500         515,375
-----------------------------------------------------------------------
University of Northern Colorado (Auxiliary
  Facilities System); Series 2001, Refunding
  & Improvement RB, (INS-Ambac Assurance
  Corp.)
  5.00%, 06/01/23(a)(b)                           1,000       1,039,910
-----------------------------------------------------------------------
Wheatlands Metropolitan District No. 2;
  Series 2005, Limited Tax GO,
  6.00%, 12/01/25(a)                                580         599,563
-----------------------------------------------------------------------
  6.13%, 12/01/35(a)                              2,000       2,070,700
-----------------------------------------------------------------------
Wyndham Hill Metropolitan District No. 2;
  Series 2005, Limited Tax GO,
  6.25%, 12/01/25(a)                                750         785,348
-----------------------------------------------------------------------
  6.38%, 12/01/35(a)                              1,000       1,047,240
=======================================================================
                                                             67,085,100
=======================================================================

DELAWARE-0.45%

Sussex (County of) (Cadbury at Lewes
  Project);
  Series 2006 A, First Mortgage RB,
  5.45%, 01/01/16(a)                                865         877,136
-----------------------------------------------------------------------
  5.90%, 01/01/26(a)                                750         782,287
-----------------------------------------------------------------------
  6.00%, 01/01/35(a)                                600         626,784
=======================================================================
                                                              2,286,207
=======================================================================

DISTRICT OF COLUMBIA-0.51%

District of Columbia Tobacco Settlement
  Financing Corp.; Series 2001, Asset-Backed
  RB,
  6.25%, 05/15/24(a)                                475         505,975
-----------------------------------------------------------------------
  6.50%, 05/15/33(a)                              1,785       2,085,737
=======================================================================
                                                              2,591,712
=======================================================================

FLORIDA-5.22%

Concorde Estates Community Development
  District; Series 2004 B, Capital
  Improvement RB,
  5.00%, 05/01/11(a)                                300         300,426
-----------------------------------------------------------------------
Cory Lakes Community Development District;
  Series 2001 A, Special Assessment GO,
  8.38%, 05/01/17(a)                                415         473,689
-----------------------------------------------------------------------
  Series 2001 B, Special Assessment GO,
  8.38%, 05/01/17(a)                                195         198,520
-----------------------------------------------------------------------
Cypress Lakes Community Development District;
  Series 2004 A, Special Assessment RB,
  6.00%, 05/01/34(a)                                600         633,516
-----------------------------------------------------------------------
East Homestead Community Development
  District; Series 2005, Special Assessment
  RB,
  5.45%, 11/01/36(a)                                875         891,642
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
FLORIDA-(CONTINUED)

Florida (State of) Development Finance Corp.
  (Palm Bay Academy Inc. Project);
  Series 2006 A, RB,
  6.00%, 05/15/36(a)                            $ 2,130    $  2,138,307
-----------------------------------------------------------------------
Halifax (County of) Hospital Medical Center;
  Series 2006 A, Hospital Refunding &
  Improvement RB,
  5.25%, 06/01/26(a)                              1,000       1,057,360
-----------------------------------------------------------------------
Islands at Doral Southwest Community
  Development District; Series 2003, Special
  Assessment GO,
  6.38%, 05/01/35(a)                                500         539,790
-----------------------------------------------------------------------
Jacksonville (City of) Economic Development
  Commission (Mayo Clinic); Series 2006,
  Health Care Facilities RB,
  5.00%, 11/15/36(a)                              4,000       4,186,320
-----------------------------------------------------------------------
Lee (County of) Industrial Development
  Authority (Cypress Cove at HealthPark);
  Series 2002 A, Health Care Facilities IDR,
  6.75%, 10/01/32(a)                              1,250       1,347,775
-----------------------------------------------------------------------
Miami Beach (City of) Health Facilities
  Authority (Mount Sinai Medical Center);
  Series 2001 A, Hospital RB,
  6.70%, 11/15/19(a)                              1,000       1,110,110
-----------------------------------------------------------------------
  Series 2004, Refunding Hospital RB,
  6.75%, 11/15/29 (Acquired 04/26/04 Cost
  $482,320)(a)(e)                                   500         572,725
-----------------------------------------------------------------------
Midtown Miami Community Development District
  (Parking Garage Project); Series 2004 A,
  Special Assessment RB,
  6.00%, 05/01/24(a)                              1,000       1,088,450
-----------------------------------------------------------------------
  6.25%, 05/01/37(a)                              1,000       1,094,260
-----------------------------------------------------------------------
Mount Dora (City of) Health Facilities
  Authority (Waterman Village Project);
  Series 2004 A, Refunding RB,
  5.75%, 08/15/18(a)                                750         758,850
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Adventist Health System); Series
  2002,
  Hospital RB,
  5.63%, 11/15/32(a)                              1,065       1,146,526
-----------------------------------------------------------------------
Orange (County of) Health Facilities
  Authority (Orlando Lutheran Towers, Inc.);
  Series 2005, Refunding Health Care
  Facilities RB,
  5.38%, 07/01/20(a)                              1,100       1,114,465
-----------------------------------------------------------------------
  5.70%, 07/01/26(a)                              1,000       1,031,240
-----------------------------------------------------------------------
Poinciana Community Development District;
  Series 2000 A, Special Assessment RB,
  7.13%, 05/01/31(a)                                900         966,582
-----------------------------------------------------------------------
Principal One Community Development District;
  Series 2005, Special Assessment GO,
  5.65%, 05/01/35(a)                                655         670,792
-----------------------------------------------------------------------
Reunion East Community Development District;
  Series 2002 A, Special Assessment RB,
  7.38%, 05/01/33(a)                              1,000       1,115,620
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
FLORIDA-(CONTINUED)

St. Johns (County of) Industrial Development
  Authority (Glenmore Project);
  Series 2006 A, IDR,
  5.25%, 01/01/26(a)                            $ 1,000    $    999,920
-----------------------------------------------------------------------
  5.38%, 01/01/40(a)                              1,000       1,001,360
-----------------------------------------------------------------------
Urban Orlando Community Development District;
  Series 2001 A, Capital Improvement Special
  Assessment GO,
  6.95%, 05/01/33(a)                                995       1,074,978
-----------------------------------------------------------------------
  Series 2004, Capital Improvement Special
  Assessment GO,
  6.25%, 05/01/34(a)                              1,000       1,077,410
=======================================================================
                                                             26,590,633
=======================================================================

GEORGIA-1.52%

Atlanta (City of) (Atlantic Station Project);
  Series 2001, Tax Allocation GO,
  7.75%, 12/01/14(a)                                750         832,080
-----------------------------------------------------------------------
  7.90%, 12/01/24(a)                                750         834,547
-----------------------------------------------------------------------
Atlanta (City of) (Eastside Project); Series
  2005 B, Tax Allocation GO,
  5.40%, 01/01/20(a)                              1,000       1,031,220
-----------------------------------------------------------------------
  5.60%, 01/01/30(a)                              2,000       2,066,460
-----------------------------------------------------------------------
Atlanta (City of) (Princeton Lakes Project);
  Series 2006, Tax Allocation GO,
  5.50%, 01/01/31 (Acquired 03/10/06; Cost
  $735,000)(a)(e)                                   735         748,539
-----------------------------------------------------------------------
Fulton (County of) Residential Care
  Facilities Authority (Canterbury Court
  Project); Series 2004 A, RB,
  6.13%, 02/15/26(a)                                500         527,340
-----------------------------------------------------------------------
  6.13%, 02/15/34(a)                                200         207,750
-----------------------------------------------------------------------
Rockdale (County of) Development Authority
  (Visy Paper, Inc. Project); Series 1993,
  Solid Waste Disposal IDR,
  7.50%, 01/01/26(a)(f)                           1,500       1,514,100
=======================================================================
                                                              7,762,036
=======================================================================

ILLINOIS-7.91%

Bedford Park (Village of); Series 2005,
  Refunding Tax Increment Allocation GO,
  5.13%, 12/30/18(a)                              1,325       1,330,220
-----------------------------------------------------------------------
Chicago (City of) (Chatham Ridge
  Redevelopment Project); Series 2002, Tax
  Increment
  Allocation GO,
  5.95%, 12/15/12(a)                                275         290,656
-----------------------------------------------------------------------
  6.05%, 12/15/13(a)                                475         506,174
-----------------------------------------------------------------------
Chicago (City of) (Lake Shore East Project);
  Series 2003, Special Assessment RB,
  6.63%, 12/01/22(a)                                500         542,650
-----------------------------------------------------------------------
  6.75%, 12/01/32(a)                                500         541,715
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Dupage (County of) Special Service Area No.
  31 (Monarch Landing Project); Series 2006,
  Special Tax RB,
  5.40%, 03/01/16(a)                            $   250    $    260,770
-----------------------------------------------------------------------
  5.63%, 03/01/36(a)                              1,250       1,305,687
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Beacon
  Hill); Series 2005 A, Refunding RB,
  5.15%, 02/15/13(a)                                655         661,812
-----------------------------------------------------------------------
  5.25%, 02/15/14(a)                                300         302,991
-----------------------------------------------------------------------
  5.35%, 02/15/15(a)                                225         227,797
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Clare
  Oaks Project); Series 2006 A, RB,
  6.00%, 11/15/27(a)                              1,000       1,048,650
-----------------------------------------------------------------------
  6.00%, 11/15/39(a)                              3,500       3,645,285
-----------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Friendship Village Schaumburg); Series
  2005 A, RB,
  5.38%, 02/15/25(a)                              1,000       1,014,410
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Luther
  Oaks Project); Series 2006 A, RB,
  6.00%, 08/15/26(a)                                850         891,242
-----------------------------------------------------------------------
  5.70%, 08/15/28(a)                                500         502,910
-----------------------------------------------------------------------
  6.00%, 08/15/39(a)                              1,460       1,519,466
-----------------------------------------------------------------------
Illinois (State of) Finance Authority
  (Lutheran Hillside Village); Series 2006,
  Refunding RB,
  5.25%, 02/01/37(a)                              1,000       1,045,350
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Smith
  Village Project); Series 2005 A, RB,
  5.70%, 11/15/20(a)                                500         508,355
-----------------------------------------------------------------------
  6.25%, 11/15/35(a)                              3,000       3,120,240
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (The
  Landing at Plymouth Place Project); Series
  2005 A, RB,
  6.00%, 05/15/37(a)                              3,200       3,361,312
-----------------------------------------------------------------------
Illinois (State of) Finance Authority (Three
  Crowns Park Plaza); Series 2006 A, RB,
  5.88%, 02/15/26(a)                              1,000       1,039,000
-----------------------------------------------------------------------
  5.88%, 02/15/38(a)                              1,500       1,551,000
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Bethesda Home & Retirement
  Center); Series 1999 A, RB,
  6.25%, 09/01/14(a)                                500         518,715
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Lutheran Hillside Village
  Project);
  Series 2001 A, RB,
  7.38%, 08/15/11(a)(c)(d)                        1,000       1,171,920
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Swedish American Hospital);
  Series 2000, RB,
  6.88%, 05/15/10(a)(c)(d)                          690         764,444
-----------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Villa St. Benedict); Series 2003
  A-1, RB,
  6.90%, 11/15/33(a)                                500         549,445
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority; Series 2003 A, RB,
  7.00%, 11/15/32(a)                            $   800    $    869,760
-----------------------------------------------------------------------
Lincolnshire (Village of) Special Service
  Area No. 1 (Sedgebrook Project); Series
  2004,
  Special Tax GO,
  5.00%, 03/01/11(a)                                520         532,501
-----------------------------------------------------------------------
  6.25%, 03/01/34(a)                                750         799,920
-----------------------------------------------------------------------
Lombard (City of) Public Facilities Corp.
  (Lombard Conference Center & Hotel); Series
  2005 A-1, First Tier RB,
  6.38%, 01/01/15(a)                                750         772,388
-----------------------------------------------------------------------
  7.13%, 01/01/36(a)                              2,500       2,683,975
-----------------------------------------------------------------------
Malta (City of) (Prairie Springs Project);
  Series 2006, Tax Increment Allocation GO,
  5.75%, 12/30/25 (Acquired 09/14/06; Cost
  $2,000,000)(a)(e)                               2,000       2,008,420
-----------------------------------------------------------------------
Metropolitan Pier & Exposition Authority
  (McCormick Place Expansion); Series 2002 A,
  Dedicated State Tax RB,
  (INS-MBIA Insurance Corp.)
  5.00%, 12/15/28(a)(b)                           1,250       1,302,588
-----------------------------------------------------------------------
Southwestern Illinois Development Authority
  (Eden Retirement Center Inc. Project);
  Series 2006, Senior Care Facility RB,
  5.50%, 12/01/26(a)                                800         800,552
-----------------------------------------------------------------------
  5.85%, 12/01/36(a)                              2,250       2,262,127
=======================================================================
                                                             40,254,447
=======================================================================

INDIANA-1.35%

Delaware (County of) Hospital Authority
  (Cardinal Health System Obligated Group);
  Series 2006, Hospital RB,
  5.00%, 08/01/24(a)                              1,000       1,024,910
-----------------------------------------------------------------------
  5.13%, 08/01/29(a)                              3,000       3,092,070
-----------------------------------------------------------------------
Indiana (State of) Health & Educational
  Facility Financing Authority (Jackson
  County Schneck Memorial Hospital Project);
  Series 2006 A, Hospital RB,
  5.25%, 02/15/36(a)                                550         582,934
-----------------------------------------------------------------------
Petersburg (City of) (Indiana Power & Light
  Co.); Series 1991, Refunding PCR,
  5.75%, 08/01/21(a)                              1,000       1,071,990
-----------------------------------------------------------------------
St. Joseph (County of) (Holy Cross Village
  Notre Dame Project); Series 2006 A,
  Economic Development RB,
  6.00%, 05/15/26(a)                              1,015       1,075,819
=======================================================================
                                                              6,847,723
=======================================================================

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------

IOWA-1.67%

Des Moines (City of) (Luther Park Apartments
  Inc. Project); Series 2004, Sr. Housing RB,
  6.00%, 12/01/23(a)                            $   500    $    519,565
-----------------------------------------------------------------------
Iowa (State of) Finance Authority (Friendship
  Haven Project); Series 2004 A, Retirement
  Community RB,
  6.13%, 11/15/32(a)                                500         510,770
-----------------------------------------------------------------------
Marion (City of) (Village Place at Marion
  Project); Series 2005 A, Multi-Family
  Housing RB,
  5.65%, 09/01/25(a)                                155         155,829
-----------------------------------------------------------------------
  6.00%, 09/01/35(a)                                400         402,336
-----------------------------------------------------------------------
Polk (County of) (Luther Park Health Center
  Inc. Project); Series 2003, Health Care
  Facilities RB,
  6.50%, 10/01/20(a)                                750         776,903
-----------------------------------------------------------------------
  Series 2004, Health Care Facilities RB,
  6.00%, 10/01/24(a)                                290         299,875
-----------------------------------------------------------------------
  6.15%, 10/01/36(a)                                600         613,932
-----------------------------------------------------------------------
Scott (County of) (Ridgecrest Village
  Project); Series 2000 A, RB,
  7.25%, 11/15/10(a)(c)(d)                          750         853,597
-----------------------------------------------------------------------
  Series 2004, Refunding RB,
  4.75%, 11/15/12(a)                                750         740,475
-----------------------------------------------------------------------
  5.63%, 11/15/18(a)                              1,000       1,042,960
-----------------------------------------------------------------------
  Series 2006, Refunding RB,
  5.25%, 11/15/21(a)                              1,000       1,036,480
-----------------------------------------------------------------------
  5.25%, 11/15/27(a)                              1,500       1,542,600
=======================================================================
                                                              8,495,322
=======================================================================

KANSAS-2.10%

Hutchinson (City of) (Wesley Towers, Inc.);
  Series 1999 A, Refunding & Improvement
  Health Care Facilities RB,
  6.25%, 11/15/19(a)                                750         772,710
-----------------------------------------------------------------------
Olathe (City of) (Aberdeen Village, Inc.);
  Series 2005 A, Refunding Senior Living
  Facility RB,
  5.60%, 05/15/28(a)                              1,500       1,506,720
-----------------------------------------------------------------------
Olathe (City of) (Catholic Care Campus Inc.
  Project); Series 2006 A, Senior Living
  Facility RB,
  6.00%, 11/15/26(a)                              1,000       1,062,300
-----------------------------------------------------------------------
  6.00%, 11/15/38(a)                              2,000       2,105,920
-----------------------------------------------------------------------
Overland Park Development Corp. (Overland
  Park Convention Center Hotel Project);
  Series 2001 A, First Tier RB,
  7.38%, 01/01/32(a)                              1,500       1,644,630
-----------------------------------------------------------------------
Roeland Park (City of) (Roeland Park
  Redevelopment, LLC Project); Series 2005,
  Special Obligations Tax Increment
  Allocation RB,
  5.75%, 08/01/24(a)                                920         925,299
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
KANSAS-(CONTINUED)

Roeland Park (City of) Transportation
  Development District (TDD #1 Project);
  Series 2005,
  Sales Tax RB,
  5.75%, 12/01/25(a)                            $   525    $    537,957
-----------------------------------------------------------------------
  Series 2006 A, Sales Tax RB,
  5.88%, 12/01/09(a)                                 40          40,994
-----------------------------------------------------------------------
  5.88%, 12/01/25(a)                              1,050       1,062,884
-----------------------------------------------------------------------
Roeland Park (City of) Transportation
  Development District (TDD #2 Project);
  Series 2006 B,
  Sales Tax RB,
  5.88%, 12/01/25(a)                              1,000       1,012,270
=======================================================================
                                                             10,671,684
=======================================================================

KENTUCKY-0.14%

Kentucky (State of) Economic Development
  Finance Authority (Christian Church Homes
  of Kentucky, Inc.); Series 1998, Health
  Care Facilities RB,
  5.50%, 11/15/30(a)                                700         704,963
=======================================================================

MAINE-0.10%

Maine (State of) Turnpike Authority; Series
  2003, Turnpike RB, (INS-Ambac Assurance
  Corp.)
  5.00%, 07/01/33(a)(b)                             500         520,855
=======================================================================

MARYLAND-1.63%

Annapolis (City of) (Park Place Project);
  Series 2005 A, Special Obligations RB,
  5.35%, 07/01/34(a)                              2,000       2,056,420
-----------------------------------------------------------------------
Anne Arundel (County of) (Parole Town Center
  Project); Series 2002, Tax Increment
  Allocation Financing RB,
  5.00%, 07/01/12(a)                                200         204,042
-----------------------------------------------------------------------
Baltimore (City of) (Strathdale Manor
  Project); Series 2003, Special Obligation
  RB,
  7.00%, 07/01/33(a)                                968       1,087,335
-----------------------------------------------------------------------
Howard (County of); Series 2000 A, Retirement
  Community RB,
  7.88%, 05/15/10(a)(c)(d)                          780         909,371
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (Edenwald);
  Series 2006 A, RB,
  5.40%, 01/01/31(a)                                500         521,805
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority (Medstar
  Health); Series 2004, Refunding RB,
  5.50%, 08/15/33(a)                              1,250       1,326,000
-----------------------------------------------------------------------
Maryland (State of) Health & Higher
  Educational Facilities Authority
  (University of Maryland Medical System);
  Series 2000, RB,
  6.75%, 07/01/10(a)(c)(d)                        1,000       1,117,650
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
MARYLAND-(CONTINUED)

Maryland (State of) Industrial Development
  Finance Authority (Our Lady of Good Counsel
  High School Facility); Series 2005 A, IDR,
  6.00%, 05/01/35(a)                            $ 1,000    $  1,069,440
=======================================================================
                                                              8,292,063
=======================================================================

MASSACHUSETTS-0.21%

Massachusetts (State of) Development Finance
  Agency (Briarwood); Series 2001 B, RB,
  7.50%, 12/01/10(a)(c)(d)                          500         576,355
-----------------------------------------------------------------------
Massachusetts (State of) Health & Educational
  Facilities Authority (Christopher House,
  Inc.); Series 1999 A, Refunding RB,
  6.88%, 01/01/29(a)                                500         517,425
=======================================================================
                                                              1,093,780
=======================================================================

MICHIGAN-3.69%

Chandler Park Academy; Series 2005, Michigan
  Public School Academy RB,
  5.13%, 11/01/30(a)                              1,050       1,051,848
-----------------------------------------------------------------------
Detroit Community High School; Series 2005,
  Michigan Public School Academy RB,
  5.65%, 11/01/25(a)                              1,485       1,486,485
-----------------------------------------------------------------------
  5.75%, 11/01/30(a)                              1,000       1,004,510
-----------------------------------------------------------------------
Gaylord (City of) Hospital Finance Authority
  (Otsego Memorial Hospital Association);
  Series 2004, Refunding Limited Obligation
  RB,
  6.50%, 01/01/31(a)                                700         729,841
-----------------------------------------------------------------------
Gogebic (County of) Hospital Finance
  Authority (Grand View Health System, Inc.);
  Series 1999, Refunding RB,
  5.88%, 10/01/16(a)                                920         938,198
-----------------------------------------------------------------------
Kent (County of) Hospital Finance Authority
  (Metropolitan Hospital Project);
  Series 2005 A, RB,
  5.75%, 07/01/25(a)                                500         540,965
-----------------------------------------------------------------------
Kentwood (City of) Economic Development Corp.
  (Holland Home Obligated Group); Series 2006
  A, Limited Obligation RB,
  5.38%, 11/15/36(a)                              1,500       1,546,545
-----------------------------------------------------------------------
Kentwood (City of) Economic Development Corp.
  (Holland Home); Series 2006 A, Limited
  Obligation RB,
  5.38%, 11/15/37(a)                              1,750       1,805,300
-----------------------------------------------------------------------
Mecosta (County of) General Hospital; Series
  1999, Refunding Unlimited Tax GO,
  6.00%, 05/15/18(a)                                500         515,655
-----------------------------------------------------------------------
Michigan (State of) Hospital Finance
  Authority (Presbyterian Village); Series
  2005,
  Refunding RB,
  4.88%, 11/15/16(a)                                685         703,611
-----------------------------------------------------------------------
  5.25%, 11/15/25(a)                                450         465,912
-----------------------------------------------------------------------
  5.50%, 11/15/35(a)                                750         783,240
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
MICHIGAN-(CONTINUED)

Michigan (State of) Municipal Bond Authority
  (YMCA Service Learning Academy Project);
  Series 2001, Public School Academy
  Facilities Program RB,
  7.63%, 10/01/21(a)                            $   700    $    764,442
-----------------------------------------------------------------------
  7.75%, 10/01/31(a)                                500         545,450
-----------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Pollution Control); Series 2001 C,
  Refunding Limited Obligation PCR,
  5.45%, 09/01/29(a)                                500         529,490
-----------------------------------------------------------------------
Monroe (County of) Hospital Finance Authority
  (Mercy Memorial Hospital Corp. Obligated
  Group); Series 2006, Hospital Refunding RB,
  5.38%, 06/01/26(a)                                500         525,135
-----------------------------------------------------------------------
Monroe (County of) Hospital Finance Authority
  (Mercy Memorial Hospital Corporate
  Obligated Group); Series 2006, Hospital
  Refunding RB,
  5.50%, 06/01/35(a)                                500         525,975
-----------------------------------------------------------------------
Summit Academy North; Series 2005, Refunding
  Michigan Public School Academy RB,
  5.35%, 11/01/25(a)                                500         486,285
-----------------------------------------------------------------------
  5.50%, 11/01/30(a)                              2,500       2,430,000
-----------------------------------------------------------------------
Wenonah Park Properties, Inc. (Bay City
  Hotel); Series 2002, RB,
  7.88%, 04/01/22(a)                                500         485,155
-----------------------------------------------------------------------
  7.50%, 04/01/33(a)                              1,000         924,670
=======================================================================
                                                             18,788,712
=======================================================================

MINNESOTA-10.78%

Apple Valley (City of) Economic Development
  Authority (Evercare Senior Living LLC
  Projects); Series 2005 A, Health Care RB,
  6.13%, 06/01/35(a)                              2,240       2,258,390
-----------------------------------------------------------------------
Becker (City of) (Shepherd of Grace Project);
  Series 2006, Senior Housing RB,
  5.75%, 05/01/24(a)                                715         725,046
-----------------------------------------------------------------------
  5.88%, 05/01/29(a)                              1,000       1,011,340
-----------------------------------------------------------------------
  5.88%, 05/01/33(a)                              1,000       1,008,210
-----------------------------------------------------------------------
  5.88%, 05/01/41(a)                                740         743,004
-----------------------------------------------------------------------
  6.00%, 05/01/41(a)                              1,000       1,011,950
-----------------------------------------------------------------------
Buhl (City of) (Forest Health Services
  Project); Series 2003 A, Nursing Home RB,
  6.40%, 08/01/23(a)(g)                             575         555,427
-----------------------------------------------------------------------
  6.75%, 08/01/27(a)(g)                             500         495,525
-----------------------------------------------------------------------
Carlton (City of) Health Care & Housing
  Facilities (Inter-Faith Care Center
  Project); Series 2006, Refunding RB,
  5.70%, 04/01/36(a)                              1,500       1,515,450
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Cloquet (City of) (HADC Cloquet LLC Project);
  Series 2005 A, Refunding Housing Facilities
  RB,
  5.00%, 08/01/20(a)                            $   575    $    579,266
-----------------------------------------------------------------------
  5.50%, 08/01/25(a)                              1,035       1,049,035
-----------------------------------------------------------------------
  5.88%, 08/01/35(a)                                865         878,529
-----------------------------------------------------------------------
Cold Spring (City of) (Assumption Home,
  Inc.); Series 2005, Nursing Home & Senior
  Housing RB,
  5.50%, 03/01/25(a)                                425         437,236
-----------------------------------------------------------------------
  5.75%, 03/01/35(a)                                600         611,796
-----------------------------------------------------------------------
Cuyana Range Hospital District; Series 2005,
  Health Facilities RB,
  5.20%, 06/01/25(a)                                400         406,388
-----------------------------------------------------------------------
  5.50%, 06/01/35(a)                              1,000       1,019,250
-----------------------------------------------------------------------
Duluth (City of) Economic Development
  Authority (Benedictine Health System-St.
  Mary's Duluth Clinic); Series 2004, Health
  Care Facilities RB,
  5.25%, 02/15/33(a)                                500         520,710
-----------------------------------------------------------------------
Edina (City of) (Volunteers of America Care
  Centers Project); Series 2002 A, Health
  Care Facilities RB,
  6.63%, 12/01/22(a)                                250         266,140
-----------------------------------------------------------------------
  6.63%, 12/01/30(a)                                250         264,393
-----------------------------------------------------------------------
Eveleth (City of) (Manor House Woodland);
  Series 2006, Sr. Housing Multi-Family RB,
  5.70%, 10/01/36(a)                              3,000       3,013,620
-----------------------------------------------------------------------
Fairmont (City of) (Goldfinch
  Estates-Governmental and Educational
  Assistance Corp. Project); Series 2005 A,
  Housing Facilities RB,
  6.25%, 10/01/25(a)                              2,500       2,567,925
-----------------------------------------------------------------------
Fairmont (City of) (Homestead-Governmental
  and Educational Assistance Corp. Project);
  Series 2002 A-1, Housing Facilities RB,
  7.25%, 04/01/22(a)                                915         976,772
-----------------------------------------------------------------------
Glencoe (City of) (Glencoe Regional Health
  Services Project); Series 2001, Health Care
  Facilities RB,
  7.40%, 04/01/11(a)(c)(d)                          250         287,210
-----------------------------------------------------------------------
  7.50%, 04/01/11(a)(c)(d)                          500         576,465
-----------------------------------------------------------------------
  Series 2005, Health Care Facilities RB,
  5.00%, 04/01/31(a)                              1,000       1,024,320
-----------------------------------------------------------------------
Inver Grove Heights (City of) (Presbyterian
  Homes Bloomington Care Center, Inc.
  Project); Series 2006, Refunding Nursing
  Home RB,
  5.50%, 10/01/33(a)                                510         514,396
-----------------------------------------------------------------------
Inver Grove Heights (City of) (Presbyterian
  Homes Care); Series 2006, Refunding Nursing
  Home RB,
  5.50%, 10/01/41(a)                                455         456,897
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Maplewood (City of) (Volunteers of America
  Care Center Project); Series 2005 A, Health
  Care Facilities RB,
  5.00%, 10/01/13(a)                            $   775    $    774,178
-----------------------------------------------------------------------
  5.25%, 10/01/19(a)                              1,250       1,255,162
-----------------------------------------------------------------------
  5.38%, 10/01/24(a)                              2,500       2,506,350
-----------------------------------------------------------------------
Minneapolis (City of) (Grant Park Project);
  Series 2006, Tax Increment Allocation GO,
  5.35%, 02/01/30(a)                                300         301,152
-----------------------------------------------------------------------
Minneapolis (City of) (Shelter Care
  Foundation); Series 1999 A, Health Care
  Facilities RB,
  6.00%, 04/01/10(a)                                490         490,152
-----------------------------------------------------------------------
Minneapolis (City of) (Village at St. Anthony
  Falls Project); Series 2004, Refunding Tax
  Increment GO,
  5.75%, 02/01/27(a)                                605         622,993
-----------------------------------------------------------------------
Moorehead (City of) (Sheyenne Crossing
  Project); Series 2006, Senior Housing RB,
  5.65%, 04/01/29(a)                              2,355       2,379,492
-----------------------------------------------------------------------
Moorhead (City of) Economic Development
  Authority (Eventide Catered Living Facility
  Project); Series 1998 A, Refunding
  Multi-Family Housing RB,
  6.00%, 06/01/18(a)                                500         500,360
-----------------------------------------------------------------------
Northwest Multi-County Housing &
  Redevelopment Authority (Pooled Housing
  Program); Series 2005 A, Refunding
  Governmental
  Housing RB,
  5.35%, 07/01/15(a)                                 70          69,921
-----------------------------------------------------------------------
  6.20%, 07/01/30(a)                              2,000       2,028,200
-----------------------------------------------------------------------
Oakdale (City of) (Oak Meadows Project);
  Series 2004, Refunding Senior Housing RB,
  6.00%, 04/01/24(a)                              1,000       1,049,420
-----------------------------------------------------------------------
Owatonna (City of) (Senior Living Project):
  Series 2006 A, Senior Housing RB,
  5.80%, 10/01/29(a)                                800         809,024
-----------------------------------------------------------------------
Park Rapids (City of) (Mankato Lutheran
  Homes, Inc. Project); Series 2006, Health
  Facilities RB,
  5.60%, 08/01/36(a)                                530         532,221
-----------------------------------------------------------------------
Pine City (City of) (Lakes International
  Language Academy Project); Series 2006 A,
  Lease RB,
  6.00%, 05/01/26(a)                                480         486,427
-----------------------------------------------------------------------
  6.25%, 05/01/35(a)                                550         557,678
-----------------------------------------------------------------------
Ramsey (City of) (Pact Charter School
  Project); Series 2004 A, Lease RB,
  6.50%, 12/01/22(a)                                925         989,639
-----------------------------------------------------------------------
  6.75%, 12/01/33(a)                                150         161,514
-----------------------------------------------------------------------
Rochester (City of) (Mayo Clinic); Series
  2006, Health Care Facilities RB,
  5.00%, 11/15/36(a)                              2,760       2,892,977
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
MINNESOTA-(CONTINUED)

Rochester (City of) (Samaritan Bethany Inc.
  Project); Series 2003 A,
  Health Care & Housing RB,
  5.38%, 08/01/12(a)                            $   165    $    168,615
-----------------------------------------------------------------------
  5.50%, 08/01/13(a)                                195         199,850
-----------------------------------------------------------------------
  6.25%, 08/01/19(a)                              1,100       1,139,853
-----------------------------------------------------------------------
Shakopee (City of) (St. Francis Regional
  Medical Center); Series 2004, Health Care
  Facilities RB,
  5.25%, 09/01/34(a)                                500         524,360
-----------------------------------------------------------------------
St. Cloud (City of) Housing & Redevelopment
  Authority (Sterling Heights Apartments
  Project); Series 2002, Multi-Family Housing
  RB,
  7.00%, 10/01/23(a)(f)                             495         514,419
-----------------------------------------------------------------------
  7.45%, 10/01/32(a)(f)                             155         163,872
-----------------------------------------------------------------------
St. Louis Park (City of) (Roitenberg Family
  Assisted Living Residence Project); Series
  2006, Refunding RB,
  5.63%, 08/15/33(a)                              1,630       1,648,761
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Community of Peace Academy
  Project); Series 2001 A, Lease RB,
  7.38%, 12/01/19(a)                                900         950,742
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Hmong Academy Project); Series
  2006 A,
  Lease RB,
  5.75%, 09/01/26(a)                                300         300,996
-----------------------------------------------------------------------
  6.00%, 09/01/36(a)                                390         393,023
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (New Spirit Charter School);
  Series 2002 A, Lease RB,
  7.50%, 12/01/31(a)                                890         936,129
-----------------------------------------------------------------------
St. Paul (City of) Housing & Redevelopment
  Authority (Minnesota Business Academy
  Project); Series 2005, Refunding Lease RB,
  6.50%, 01/01/22(a)(g)(h)                        1,620       1,152,095
-----------------------------------------------------------------------
St. Paul (City of) Port Authority (Radisson
  Kellogg Project); Series 1999 2, Hotel
  Facility RB,
  7.38%, 08/01/08(a)(c)(d)                        1,225       1,340,787
-----------------------------------------------------------------------
Vadnais Heights (City of) (Agriculture & Food
  Sciences); Series 2004 A, Lease RB,
  6.38%, 12/01/24(a)                                900         915,390
-----------------------------------------------------------------------
  6.60%, 12/01/34(a)                                275         279,136
-----------------------------------------------------------------------
Woodbury (City of) (Math & Science Academy
  Project); Series 2002 A, Refunding Lease
  RB,
  7.38%, 12/01/24(a)                                250         271,700
-----------------------------------------------------------------------
  7.50%, 12/01/31(a)                                750         814,200
=======================================================================
                                                             54,895,478
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------

MISSOURI-4.47%

370/Missouri Bottom Road/Tussing Road
  Transportation Development District;
  Series 2002, RB,
  7.00%, 05/01/22(a)                            $   750    $    834,833
-----------------------------------------------------------------------
  7.20%, 05/01/33(a)                                500         558,015
-----------------------------------------------------------------------
Belton (City of) (Belton Town Centre
  Project); Series 2006, Tax Increment
  Allocation RB,
  5.00%, 03/01/10(a)                                 50          50,791
-----------------------------------------------------------------------
  5.00%, 03/01/11(a)                                155         157,668
-----------------------------------------------------------------------
  5.00%, 03/01/12(a)                                125         127,101
-----------------------------------------------------------------------
  5.00%, 03/01/14(a)                                175         175,802
-----------------------------------------------------------------------
  5.13%, 03/01/15(a)                                125         125,419
-----------------------------------------------------------------------
  5.25%, 03/01/16(a)                                100         100,772
-----------------------------------------------------------------------
  5.50%, 03/01/20(a)                                250         253,568
-----------------------------------------------------------------------
  5.63%, 03/01/25(a)                                600         607,410
-----------------------------------------------------------------------
Branson (City of) Industrial Development
  Authority (Branson Landing-Retail Project);
  Series 2005, Tax Increment Allocation GO,
  5.25%, 06/01/21(a)                              1,500       1,521,270
-----------------------------------------------------------------------
Chillicothe (City of) (South U.S. 65
  Project); Series 2006, Tax Increment
  Allocation GO,
  5.50%, 04/01/21(a)                              1,000       1,011,430
-----------------------------------------------------------------------
  5.63%, 04/01/24(a)                              1,100       1,116,984
-----------------------------------------------------------------------
Des Peres (City of) (West County Center
  Project); Series 2002 A, Refunding Tax
  Increment RB,
  5.75%, 04/15/20(a)                              1,000       1,028,350
-----------------------------------------------------------------------
Desloge (City of) (U.S. Highway 67/State
  Street Redevelopment Project); Series 2005,
  Refunding Tax Increment Allocation GO,
  5.20%, 04/15/20(a)                                925         937,136
-----------------------------------------------------------------------
Fenton (City of) (Gravois Bluffs Project);
  Series 2001 A, Refunding & Improvement Tax
  Increment RB,
  7.00%, 10/01/11(a)(c)(d)                        1,015       1,176,852
-----------------------------------------------------------------------
Grandview (City of) Industrial Development
  Authority (Grandview Crossing Project 1);
  Series 2006, Tax Increment Allocation IDR,
  5.75%, 12/01/28(a)                              1,250       1,271,137
-----------------------------------------------------------------------
Grindstone (City of) Transportation
  Development District; Series 2006 A,
  Transportation Sales RB,
  5.50%, 10/01/31(a)                                350         350,133
-----------------------------------------------------------------------
  5.55%, 10/01/36(a)                                500         498,620
-----------------------------------------------------------------------
Hanley Road & North of Folk Ave.
  Transportation District; Series 2005, RB,
  5.00%, 10/01/25(a)                                940         952,154
-----------------------------------------------------------------------
  5.40%, 10/01/31(a)                                750         760,005
-----------------------------------------------------------------------
Kansas City (City of) Industrial Development
  Authority (The Bishop Spencer Place, Inc.);
  Series 2004 A, First Mortgage Health Care
  Facilities IDR,
  6.25%, 01/01/24(a)                                500         525,580
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
MISSOURI-(CONTINUED)

Maplewood (City of) (Maplewood South
  Redevelopment Area); Series 2005, Refunding
  Tax Increment RB,
  5.20%, 11/01/22(a)                            $   500    $    508,260
-----------------------------------------------------------------------
  5.75%, 11/01/26(a)                              1,350       1,389,028
-----------------------------------------------------------------------
Ozark Centre Transportation Development
  District (Ozark Centre Project); Series
  2005, Transportation Sales Tax RB,
  5.38%, 09/01/32(a)                                175         176,048
-----------------------------------------------------------------------
Raymore (City of); Series 2005, Tax Increment
  Allocation RB,
  5.38%, 03/01/20(a)                                500         505,715
-----------------------------------------------------------------------
  5.63%, 03/01/28(a)                              1,250       1,266,237
-----------------------------------------------------------------------
Richmond Heights (City of) (Francis Place
  Redevelopment Project); Series 2005,
  Refunding & Improvement Tax Increment
  Allocation & Transportation Sales Tax RB,
  5.63%, 11/01/25(a)                                750         759,630
-----------------------------------------------------------------------
St. Joseph (City of) Industrial Development
  Authority (The Shoppes at North Village
  Project); Series 2005 A, Tax Increment
  Allocation IDR,
  5.25%, 11/01/13(a)                                500         513,515
-----------------------------------------------------------------------
  5.38%, 11/01/24(a)                                500         505,200
-----------------------------------------------------------------------
  5.50%, 11/01/27(a)                                750         763,425
-----------------------------------------------------------------------
  Series 2005 B, Tax Increment RB,
  5.38%, 11/01/23(a)                                500         506,515
-----------------------------------------------------------------------
  5.50%, 11/01/27(a)                              1,000       1,017,900
-----------------------------------------------------------------------
Strother Interchange Transportation
  Development District (District Road
  Improvement Project); Series 2006, RB,
  5.00%, 05/01/24(a)                                675         681,885
=======================================================================
                                                             22,734,388
=======================================================================

MONTANA-1.83%

Montana (State of) Facility Finance Authority
  (Mission Ridge Project); Series 2002, VRD
  RB, (LOC-LaSalle Bank N.A.)
  3.77%, 08/01/27(i)(j)                           8,536       8,536,000
-----------------------------------------------------------------------
Montana (State of) Facility Finance Authority
  (St. Johns Lutheran); Series 2006 A,
  Senior Living RB,
  6.13%, 05/15/36(a)                                750         779,445
=======================================================================
                                                              9,315,445
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------

NEVADA-0.54%

Boulder City (City of) (Boulder City Hospital
  Inc. Project); Series 1998, Refunding
  Hospital RB,
  5.85%, 01/01/22(a)                            $ 1,000    $  1,010,030
-----------------------------------------------------------------------
Las Vegas Valley Water District; Series 2003
  A, Refunding & Water Improvement Limited
  Tax GO, (INS-Financial Guaranty Insurance
  Co.)
  5.00%, 06/01/32(a)(b)                           1,150       1,197,507
-----------------------------------------------------------------------
University and Community College System of
  Nevada; Series 2002 A, Universities RB,
  (INS-Financial Guaranty Insurance Co.)
  5.40%, 07/01/31(a)(b)                             500         529,485
=======================================================================
                                                              2,737,022
=======================================================================

NEW HAMPSHIRE-0.53%

New Hampshire (State of) Business Finance
  Authority (Alice Peck Day Health System);
  Series 1999 A, RB,
  6.88%, 10/01/19(a)                              1,050       1,110,543
-----------------------------------------------------------------------
New Hampshire (State of) Health & Education
  Facilities Authority (The Huntington at
  Nashua); Series 2003 A, RB,
  6.88%, 05/01/23(a)                                750         804,592
-----------------------------------------------------------------------
  6.88%, 05/01/33(a)                                750         800,168
=======================================================================
                                                              2,715,303
=======================================================================

NEW JERSEY-2.05%

New Jersey (State of) Economic Development
  Authority (Arbor); Series 1998 A, Senior
  Mortgage RB,
  5.88%, 05/15/16(a)                                120         123,988
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Cedar Crest Village, Inc.
  Facility); Series 2001 A, Retirement
  Community RB,
  7.25%, 11/15/21(a)                                500         547,010
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Continental Airlines, Inc.
  Project); Series 1999, Special Facility RB,
  6.25%, 09/15/29(a)(f)                           1,000       1,029,830
-----------------------------------------------------------------------
  Series 2000, Special Facility RB,
  7.00%, 11/15/30(a)(f)                             565         596,425
-----------------------------------------------------------------------
  7.20%, 11/15/30(a)(f)                             425         451,728
-----------------------------------------------------------------------
  Series 2003, Special Facility RB,
  9.00%, 06/01/33(a)(f)                             500         608,285
-----------------------------------------------------------------------
New Jersey (State of) Economic Development
  Authority (Lions Gate Project); Series 2005
  A, First Mortgage RB,
  5.00%, 01/01/15(a)                                825         838,324
-----------------------------------------------------------------------
  5.75%, 01/01/25(a)                                710         732,990
-----------------------------------------------------------------------
  5.88%, 01/01/37(a)                              1,360       1,405,465
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
NEW JERSEY-(CONTINUED)

New Jersey (State of) Economic Development
  Authority (Seashore Gardens Living Center
  Project); Series 2001, First Mortgage RB,
  8.00%, 04/01/23(a)                            $   800    $    871,632
-----------------------------------------------------------------------
  8.00%, 04/01/31(a)                                500         542,710
-----------------------------------------------------------------------
New Jersey (State of) Health Care Facilities
  Financing Authority (Raritan Bay Medical
  Center); Series 1994, RB,
  7.25%, 07/01/14(a)                                 50          51,490
-----------------------------------------------------------------------
  7.25%, 07/01/27(a)                              1,750       1,790,950
-----------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Series 2005 B,
  Transportation System RB, (INS-Ambac
  Assurance Corp.)
  5.25%, 12/15/23(a)(b)                             750         857,647
=======================================================================
                                                             10,448,474
=======================================================================

NEW MEXICO-0.31%

Mariposa East Public Improvement District;
  Series 2006, Unlimited Tax GO,
  5.75%, 09/01/21(a)                                500         519,315
-----------------------------------------------------------------------
  6.00%, 09/01/32(a)                              1,000       1,039,730
=======================================================================
                                                              1,559,045
=======================================================================

NEW YORK-4.54%

East Rochester (Village of) Housing Authority
  (Woodland Village Project); Series 2006,
  Refunding Senior Living RB,
  5.50%, 08/01/33(a)                              1,700       1,731,739
-----------------------------------------------------------------------
Erie (County of) Industrial Development
  Agency (Orchard Park CCRC, Inc. Project);
  Series 2006 A, IDR,
  6.00%, 11/15/26(a)                              1,100       1,170,224
-----------------------------------------------------------------------
  6.00%, 11/15/36(a)                              2,000       2,116,520
-----------------------------------------------------------------------
Monroe (County of) Industrial Development
  Agency (Woodland Village Project); Series
  2000, Civic Facility IDR,
  8.55%, 11/15/10(a)(c)(d)                        1,000       1,200,010
-----------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mount Sinai NYU Health Obligated Group);
  Series 2000, RB,
  5.50%, 07/01/26(a)                                500         508,750
-----------------------------------------------------------------------
New York City (City of) Industrial
  Development Agency (Liberty-7 World Trade
  Center); Series 2005 A, IDR,
  6.25%, 03/01/15(a)                              3,000       3,192,360
-----------------------------------------------------------------------
New York Liberty Development Corp. (Goldman
  Sachs Headquarters Issue); Series 2005, RB,
  5.25%, 10/01/35(a)                              5,000       5,710,300
-----------------------------------------------------------------------
Onondaga (County of) Industrial Development
  Agency (Solvay Paperboard LLC Project);
  Series 1998, Refunding Solid Waste Disposal
  Facility IDR,
  7.00%, 11/01/30(a)(f)                           2,000       2,087,600
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
NEW YORK-(CONTINUED)

Orange (County of) Industrial Development
  Agency (Arden Hill Life Care Center
  Newburgh); Series 2001 C, Civic Facility
  IDR,
  7.00%, 08/01/31(a)                            $   550    $    584,826
-----------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Jefferson's Ferry Project); Series
  2006, Refunding Continuing Care Retirement
  Community IDR,
  5.00%, 11/01/28(a)                              2,000       2,052,480
-----------------------------------------------------------------------
Suffolk (County of) Industrial Development
  Agency (Spellman High-Voltage Electronics
  Corp. Facility); Series 1997 A, IDR,
  6.38%, 12/01/17(a)(f)                             340         341,846
-----------------------------------------------------------------------
Syracuse (City of) Industrial Development
  Agency (Jewish Home of Central New York,
  Inc.); Series 2001 A, First Mortgage IDR,
  7.38%, 03/01/21(a)                                350         378,655
-----------------------------------------------------------------------
  7.38%, 03/01/31(a)                                500         538,900
-----------------------------------------------------------------------
Westchester (County of) Industrial
  Development Agency (Hebrew Hospital Senior
  Housing Inc.); Series 2000 A, Continuing
  Care Retirement IDR,
  7.00%, 07/01/21(a)                                600         643,266
-----------------------------------------------------------------------
  7.38%, 07/01/30(a)                                500         538,650
-----------------------------------------------------------------------
Westchester Tobacco Asset Securitization
  Corp.; Series 2005, Tobacco Settlement
  Asset-Backed RB,
  5.00%, 06/01/26(a)                                300         304,191
=======================================================================
                                                             23,100,317
=======================================================================

NORTH CAROLINA-1.13%

North Carolina (State of) Medical Care
  Commission (Arbor Acres United Methodist
  Retirement Community, Inc. Project); Series
  2002, First Mortgage Health Care Facilities
  RB,
  6.38%, 03/01/32(a)                                500         534,995
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Forest at Duke Project); Series
  2002, First Mortgage Retirement
  Facilities RB,
  6.38%, 09/01/32(a)                                250         266,827
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Pennybyrn at Maryfield
  Project); Series 2005 A, First Mortgage
  Health Care Facilities RB,
  6.13%, 10/01/35(a)                              1,300       1,356,160
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (Presbyterian); Series 2006 B,
  Refunding First Mortgage Retirement
  Facilities RB,
  5.20%, 10/01/21(a)                              1,500       1,537,155
-----------------------------------------------------------------------
North Carolina (State of) Medical Care
  Commission (The Presbyterian Homes
  Obligated Group); Series 2006, First
  Mortgage Health Care Facilities RB,
  5.60%, 10/01/36(a)                              1,000       1,041,990
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
NORTH CAROLINA-(CONTINUED)

North Carolina (State of) Medical Care
  Commission (United Church Homes and
  Services); Series 2005 A, Refunding First
  Mortgage Retirement Facilities RB,
  5.25%, 09/01/21(a)                            $ 1,000    $  1,031,940
=======================================================================
                                                              5,769,067
=======================================================================

NORTH DAKOTA-0.14%

Grand Forks (City of) (4000 Valley Square
  Project); Series 1997, Special Term Senior
  Housing RB,
  6.38%, 12/01/34(a)                                715         719,040
=======================================================================

OHIO-2.99%

Adams (County of) (Adams County Hospital
  Project); Series 2005, Hospital Facilities
  Improvement RB,
  5.00%, 09/01/07(a)                                340         339,986
-----------------------------------------------------------------------
  5.25%, 09/01/08(a)                                355         355,178
-----------------------------------------------------------------------
  5.50%, 09/01/09(a)                                375         376,084
-----------------------------------------------------------------------
  5.75%, 09/01/10(a)                                395         396,545
-----------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority (St. Clarence-Governmental and
  Educational Assistance Corp., LLC Project);
  Series 2006 A, Senior Housing RB,
  6.00%, 05/01/21(a)                              1,000       1,024,400
-----------------------------------------------------------------------
  6.13%, 05/01/26(a)                                700         716,779
-----------------------------------------------------------------------
  6.25%, 05/01/38(a)                              2,710       2,779,674
-----------------------------------------------------------------------
Cleveland (City of)-Cuyahoga (County of) Port
  Authority; Series 2001, Special Assessment
  Tax Increment RB,
  7.35%, 12/01/31(a)                              1,000       1,078,100
-----------------------------------------------------------------------
Cuyahoga (County of) (Canton Inc. Project);
  Series 2000, Hospital Facilities RB,
  7.50%, 01/01/30(a)                                750         840,945
-----------------------------------------------------------------------
Franklin (County of) (Ohio Presbyterian
  Retirement Services); Series 2001 A, Health
  Care Facilities RB,
  7.13%, 07/01/11(a)(c)(d)                          500         578,960
-----------------------------------------------------------------------
  Series 2005 A, Health Care Facilities
  Improvement RB,
  5.00%, 07/01/26(a)                                350         358,946
-----------------------------------------------------------------------
  5.13%, 07/01/35(a)                              1,250       1,285,825
-----------------------------------------------------------------------
Lucas (County of) (Sunset Retirement
  Communities); Series 2000 A, Refunding &
  Improvement Health Care Facilities RB,
  6.50%, 08/15/20(a)                                500         539,095
-----------------------------------------------------------------------
  6.55%, 08/15/24(a)                                500         539,235
-----------------------------------------------------------------------
Madison (County of) (Madison County Hospital
  Project); Series 1998, Refunding Hospital
  Improvement RB,
  6.25%, 08/01/08(a)(c)(d)                          590         609,057
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
OHIO-(CONTINUED)

Norwood (City of) (Cornerstone at Norwood
  Project); Series 2006, Tax Increment
  Financing RB,
  5.25%, 12/01/15(a)                            $ 1,080    $  1,080,302
-----------------------------------------------------------------------
  5.75%, 12/01/20(a)                              1,300       1,317,537
-----------------------------------------------------------------------
Toledo (City of) & Lucas (County of) Port
  Authority (St. Mary Woods Project);
  Series 2004 A, RB,
  6.00%, 05/15/24(a)                                500         510,880
-----------------------------------------------------------------------
  6.00%, 05/15/34(a)                                500         506,315
=======================================================================
                                                             15,233,843
=======================================================================

OKLAHOMA-2.85%

Oklahoma (County of) Finance Authority
  (Epworth Villa Project); Series 2005 A,
  Refunding RB,
  5.00%, 04/01/15(a)                              1,025       1,005,740
-----------------------------------------------------------------------
  5.70%, 04/01/25(a)                              2,500       2,556,300
-----------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD
  RB, (CEP-Federal National Mortgage
  Association)
  3.77%, 07/15/30(j)                             10,239      10,239,000
-----------------------------------------------------------------------
Oklahoma (State of) Development Finance
  Authority (Comanche County Hospital
  Project); Series 2002 B, RB,
  6.60%, 07/01/31(a)                                625         687,681
=======================================================================
                                                             14,488,721
=======================================================================

OREGON-0.69%

Clackamas (County of) Hospital Facility
  Authority (Gross-Willamette Falls Project);
  Series 2005, Refunding RB,
  5.13%, 04/01/26(a)                              1,000       1,006,490
-----------------------------------------------------------------------
Oregon (State of) Health, Housing,
  Educational & Cultural Facilities Authority
  (Oregon Baptist Retirement Homes); Series
  1996, RB,
  8.00%, 11/15/26(a)                                740         756,391
-----------------------------------------------------------------------
Yamhill (County of) Hospital Authority
  (Friendsview Retirement Community); Series
  2003, RB,
  7.00%, 12/01/21(a)                              1,555       1,732,379
=======================================================================
                                                              3,495,260
=======================================================================

PENNSYLVANIA-5.03%

Allegheny (County of) Hospital Development
  Authority (Villa Saint Joseph of Baden);
  Series 1998, Health Care Facilities RB,
  6.00%, 08/15/28(a)                                500         503,735
-----------------------------------------------------------------------
Allegheny (County of) Industrial Development
  Authority (Propel Schools-Homestead
  Project); Series 2004 A, Charter School
  IDR,
  7.00%, 12/15/15(a)                                780         812,713
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Allegheny (County of) Redevelopment Authority
  (Pittsburgh Mills Project); Series 2004,
  Tax Allocation RB,
  5.60%, 07/01/23(a)                            $   500    $    529,830
-----------------------------------------------------------------------
Blair (County of) Industrial Development
  Authority (Village of Pennsylvania State
  Project); Series 2002 A, IDR,
  6.90%, 01/01/22(a)                                500         525,010
-----------------------------------------------------------------------
  7.00%, 01/01/34(a)                                500         523,625
-----------------------------------------------------------------------
Bucks (County of) Industrial Development
  Authority (Ann's Choice, Inc. Facility),
  Series 2005 A, Retirement Community IDR,
  5.90%, 01/01/27(a)                              1,000       1,035,420
-----------------------------------------------------------------------
  6.25%, 01/01/35(a)                              1,000       1,069,800
-----------------------------------------------------------------------
Chartiers Valley Industrial & Commercial
  Development Authority (Asbury Health
  Center); Series 1999, Refunding First
  Mortgage IDR,
  6.38%, 12/01/19(a)                              1,000       1,038,860
-----------------------------------------------------------------------
  Series 2006, Refunding First Mortgage IDR,
  5.13%, 12/01/12(a)                                500         499,390
-----------------------------------------------------------------------
  5.25%, 12/01/13(a)                                500         501,950
-----------------------------------------------------------------------
  5.25%, 12/01/15(a)                                260         260,393
-----------------------------------------------------------------------
  5.38%, 12/01/16(a)                                500         503,780
-----------------------------------------------------------------------
  5.75%, 12/01/22(a)                                935         966,930
-----------------------------------------------------------------------
Clarion (County of) Industrial Development
  Authority (Beverly Enterprises, Inc.
  Project); Series 2001, Refunding Health
  Facilities IDR,
  7.38%, 12/01/08 (Acquired 02/22/01; Cost
  $350,000)(a)(e)                                   350         354,725
-----------------------------------------------------------------------
Crawford (County of) Hospital Authority
  (Wesbury United Methodist Community);
  Series 1999, Senior Living Facilities RB,
  6.25%, 08/15/29(a)                                750         772,838
-----------------------------------------------------------------------
Cumberland (County of) Industrial Development
  Authority (The Woods at Cedar Run
  Retirement Facility); Series 1998 A,
  Refunding First Mortgage IDR,
  6.50%, 11/01/18(a)(g)(h)                        1,000         490,260
-----------------------------------------------------------------------
Cumberland (County of) Municipal Authority
  (Wesley Affiliated Services, Inc.); Series
  2002 A, Retirement Community RB,
  6.00%, 01/01/13(a)                                800         810,424
-----------------------------------------------------------------------
  7.13%, 01/01/25(a)                                700         768,474
-----------------------------------------------------------------------
Fulton (County of) Industrial Development
  Authority (The Fulton County Medical Center
  Project); Series 2006, Hospital IDR,
  5.88%, 07/01/31(a)                              1,500       1,541,310
-----------------------------------------------------------------------
Lancaster (County of) Hospital Authority
  (Saint Anne's Home); Series 1999, Health
  Center RB,
  6.63%, 04/01/28(a)                                500         517,620
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Lancaster (County of) Industrial Development
  Authority (Garden Spot Village Project);
  Series 2000 A, IDR,
  7.60%, 05/01/10(a)(c)(d)                      $   250    $    285,255
-----------------------------------------------------------------------
  7.63%, 05/01/10(a)(c)(d)                          500         570,930
-----------------------------------------------------------------------
Lawrence (County of) Industrial Development
  Authority (Shenango Presbyterian Senior
  Care Obligated Group); Series 2001 B,
  Senior Health & Housing Facilities IDR,
  7.50%, 11/15/31(a)                              1,000       1,079,350
-----------------------------------------------------------------------
Lebanon (County of) Health Facilities
  Authority (Pleasant View Retirement);
  Series 2005 A, Health Center RB,
  5.30%, 12/15/26(a)                              1,000       1,019,990
-----------------------------------------------------------------------
Lehigh (County of) General Purpose Authority
  (Bible Fellowship Church Home Inc.); Series
  2001, First Mortgage RB,
  7.63%, 11/01/21(a)                                250         277,420
-----------------------------------------------------------------------
  7.75%, 11/01/33(a)                                750         830,625
-----------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Philadelphia Geriatric
  Center); Series 1999 A, RB,
  7.38%, 12/01/09(a)(c)(d)                        1,340       1,500,639
-----------------------------------------------------------------------
Montgomery (County of) Higher Education &
  Health Authority (Temple Continuing Care
  Center); Series 1999, RB,
  6.63%, 07/01/19(a)(g)(h)                        1,250          62,500
-----------------------------------------------------------------------
  6.75%, 07/01/29(a)(g)(h)                          460          23,000
-----------------------------------------------------------------------
Montgomery (County of) Industrial Development
  Authority (Whitemarsh Continuing Care
  Retirement Community Project); Series 2005,
  Mortgage IDR,
  6.25%, 02/01/35(a)                              1,000       1,064,660
-----------------------------------------------------------------------
North Penn (Region of) Health, Hospital &
  Education Authority (Maple Village
  Project); Series 2000 A, Hospital RB,
  8.00%, 04/01/10(a)(c)(d)                          300         341,361
-----------------------------------------------------------------------
Pennsylvania (State of) Economic Development
  Financing Authority (Northwestern Human
  Services, Inc. Project); Series 1998 A, RB,
  5.25%, 06/01/14(a)                              1,000       1,000,080
-----------------------------------------------------------------------
Pennsylvania (State of) Higher Educational
  Facilities Authority (Student Association,
  Inc. Project at California University of
  Pennsylvania); Series 2000 A, Student
  Housing RB,
  6.75%, 09/01/20(a)                                500         546,590
-----------------------------------------------------------------------
  6.75%, 09/01/32(a)                                320         348,614
-----------------------------------------------------------------------
Philadelphia (City of) Industrial Development
  Authority (Cathedral Village Project);
  Series 2003 A, IDR,
  6.88%, 04/01/34(a)                                500         557,590
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
PENNSYLVANIA-(CONTINUED)

Westmoreland (County of) Industrial
  Development Authority (Redstone
  Presbyterian Senior Care Obligated Group);
  Series 2005 A, IDR,
  5.25%, 01/01/13(a)                            $   500    $    509,290
-----------------------------------------------------------------------
  5.75%, 01/01/26(a)                              1,000       1,049,650
-----------------------------------------------------------------------
  5.88%, 01/01/32(a)                                500         527,130
=======================================================================
                                                             25,621,761
=======================================================================

RHODE ISLAND-0.05%

Tobacco Settlement Financing Corp.; Series
  2002 A, Asset-Backed RB,
  6.13%, 06/01/32(a)                                240         254,357
=======================================================================

SOUTH CAROLINA-1.88%

South Carolina (State of) Jobs-Economic
  Development Authority (Palmetto Health
  Alliance); Series 2000 A, Hospital
  Facilities Improvement RB,
  7.38%, 12/15/10(a)(c)(d)                          800         927,320
-----------------------------------------------------------------------
  Series 2003 A, Refunding Hospital
  Facilities RB,
  6.13%, 08/01/23(a)                              1,500       1,629,840
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (South Carolina
  Episcopal Home at Still Hopes Project);
  Series 2004 A, Residential Care Facilities
  RB,
  6.25%, 05/15/25(a)                                750         780,562
-----------------------------------------------------------------------
  6.38%, 05/15/32(a)                              1,250       1,320,075
-----------------------------------------------------------------------
South Carolina (State of) Jobs-Economic
  Development Authority (Wesley Commons
  Project); Series 2000, First Mortgage
  Health Facilities RB,
  7.75%, 10/01/10(a)(c)(d)                          700         807,793
-----------------------------------------------------------------------
  8.00%, 10/01/10(a)(c)(d)                          300         348,702
-----------------------------------------------------------------------
  Series 2006, First Mortgage Health
  Facilities RB,
  5.13%, 10/01/26(a)                              1,000         999,380
-----------------------------------------------------------------------
  5.30%, 10/01/36(a)                              1,500       1,505,775
-----------------------------------------------------------------------
Tobacco Settlement Revenue Management
  Authority; Series 2001 B, Tobacco
  Settlement RB,
  6.38%, 05/15/28(a)                              1,170       1,257,294
=======================================================================
                                                              9,576,741
=======================================================================

SOUTH DAKOTA-0.42%

South Dakota (State of) Health & Educational
  Facilities Authority (Westhills Village
  Retirement Community); Series 2003, RB,
  5.65%, 09/01/23(a)                                500         530,140
-----------------------------------------------------------------------
  Series 2006, RB,
  5.00%, 09/01/25(a)                                750         770,670
-----------------------------------------------------------------------
  5.00%, 09/01/31(a)                                830         847,355
=======================================================================
                                                              2,148,165
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------

TENNESSEE-1.01%

Davidson & Williamson (Counties of) (Harpeth
  Valley Utilities District); Series 2004,
  Utilities Improvement RB, (INS-MBIA
  Insurance Corp.)
  5.00%, 09/01/34(a)(b)                         $ 1,000    $  1,049,890
-----------------------------------------------------------------------
Johnson City (City of) Health & Educational
  Facilities Board (Appalachian Christian
  Village Project); Series 2004 A, Retirement
  Facilities RB,
  6.00%, 02/15/24(a)                                500         506,795
-----------------------------------------------------------------------
  6.25%, 02/15/32(a)                                350         365,501
-----------------------------------------------------------------------
Sevier (County of) Public Building Authority
  (Local Government Public Improvement);
  Series 1995 A, VRD RB, (INS-Ambac Assurance
  Corp.)
  3.76%, 06/01/15(b)(j)                             932         932,000
-----------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Germantown
  Village); Series 2003 A, Residential Care
  RB,
  7.00%, 12/01/23(a)                                250         265,265
-----------------------------------------------------------------------
Shelby (County of) Health, Educational &
  Housing Facilities Board (Trezevant Manor
  Project); Series 2006 A, RB,
  5.63%, 09/01/26(a)                              1,000       1,018,830
-----------------------------------------------------------------------
  5.75%, 09/01/37(a)                              1,000       1,021,170
=======================================================================
                                                              5,159,451
=======================================================================

TEXAS-6.98%

Abilene (City of) Health Facilities
  Development Corp. (Sears Methodist
  Retirement System Obligated Group Report);
  Series 2003 A, Retirement Facility RB,
  7.00%, 11/15/33(a)                              1,000       1,098,760
-----------------------------------------------------------------------
Atlanta (City of) Hospital Authority; Series
  1999, Hospital Facility RB,
  6.70%, 08/01/19(a)                                500         522,925
-----------------------------------------------------------------------
Bexar (County of) Health Facilities
  Development Corp. (Army Retirement
  Residence Project); Series 2002, RB,
  6.30%, 07/01/32(a)                                500         535,195
-----------------------------------------------------------------------
Bexar (County of) Housing Finance Corp.
  (American Opportunity Housing); Series 2002
  A-1, Sr. Multi-Family Housing RB,
  6.85%, 12/01/23(a)                                750         780,765
-----------------------------------------------------------------------
Board of Regents of the University of Texas
  System; Series 2001 C, Financing System RB,
  5.00%, 08/15/20(a)                              1,000       1,049,620
-----------------------------------------------------------------------
  Series 2003 B, Financing System RB,
  5.00%, 08/15/33(a)                              1,500       1,561,755
-----------------------------------------------------------------------
Comal (County of) Health Facilities
  Development Corp. (McKenna Memorial
  Hospital Project); Series 2002 A,
  Healthcare System RB,
  6.25%, 02/01/32(a)                              1,000       1,086,270
-----------------------------------------------------------------------
Corpus Christi (Port of) Industrial
  Development Corp. (Valero); Series 1997 C,
  Refunding IDR,
  5.40%, 04/01/18(a)                                605         629,267
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
TEXAS-(CONTINUED)

Dallas-Fort Worth (Cities of) International
  Airport Facilities Improvement Corp.;
  Series 2000 A-3, Refunding RB,
  9.13%, 05/01/29(a)(f)                         $   500    $    610,310
-----------------------------------------------------------------------
Decatur (City of) Hospital Authority (Wise
  Regional Health System); Series 2004 A,
  Hospital RB,
  5.63%, 09/01/13(a)                              1,735       1,771,261
-----------------------------------------------------------------------
  7.00%, 09/01/25(a)                                825         904,117
-----------------------------------------------------------------------
  7.13%, 09/01/34(a)                                905         993,192
-----------------------------------------------------------------------
Grand Prairie (City of) Housing Finance Corp.
  (Independent Senior Living Center);
  Series 2003, RB,
  7.50%, 07/01/17(a)                              1,000       1,003,980
-----------------------------------------------------------------------
  7.63%, 01/01/20(a)                              1,000       1,003,400
-----------------------------------------------------------------------
Gulf Coast Waste Disposal Authority (Valero
  Energy Corp. Project); Series 2001, RB,
  6.65%, 04/01/32(a)(f)                             900         982,971
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann Health
  Care); Series 2001 A, Hospital RB,
  6.38%, 06/01/11(a)(c)(d)                          500         562,305
-----------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Saint Luke's Episcopal
  Hospital); Series 2001 A, RB,
  5.63%, 08/15/11(a)(c)(d)                          750         815,783
-----------------------------------------------------------------------
Harris (County of); Series 2002, Refunding
  Limited Tax GO, (INS-MBIA Insurance Corp.)
  5.13%, 08/15/12(a)(b)(c)(d)                       370         398,153
-----------------------------------------------------------------------
HFDC of Central Texas, Inc. (Villa de San
  Antonio Project); Series 2004 A, RB,
  6.00%, 05/15/25(a)                                500         510,900
-----------------------------------------------------------------------
HFDC of Central Texas, Inc.; Series 2006 A,
  Retirement Facilities RB,
  5.63%, 11/01/26(k)                                750         765,848
-----------------------------------------------------------------------
  5.50%, 11/01/31(a)                                500         500,850
-----------------------------------------------------------------------
  5.75%, 11/01/36(k)                              1,000       1,019,070
-----------------------------------------------------------------------
Hidalgo (County of) Health Services Corp.
  (Mission Hospital, Inc. Project); Series
  2005, Hospital RB,
  5.00%, 08/15/15(a)                                500         512,660
-----------------------------------------------------------------------
  5.00%, 08/15/19(a)                                700         713,342
-----------------------------------------------------------------------
Houston (City of) (Continental Airlines, Inc.
  Terminal E Project); Series 2001 E, Airport
  System Special Facilities RB,
  6.75%, 07/01/29(a)(f)                             500         532,780
-----------------------------------------------------------------------
Houston (City of) Health Facilities
  Development Corp. (Buckingham Senior Living
  Community); Series 2004 A, Retirement
  Facilities RB,
  7.00%, 02/15/23(a)                                300         334,965
-----------------------------------------------------------------------
  7.00%, 02/15/26(a)                                750         834,975
-----------------------------------------------------------------------
  7.13%, 02/15/34(a)                                450         501,669
-----------------------------------------------------------------------

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
TEXAS-(CONTINUED)

Meadow Parc Development, Inc. (Meadow Parc
  Apartments Project); Series 1998,
  Multi-Family Housing RB,
  6.50%, 12/01/30(a)                            $ 1,200    $  1,224,264
-----------------------------------------------------------------------
Mesquite (City of) Health Facilities
  Development Corp. (Christian Care Centers,
  Inc. Project); Series 2005, RB,
  5.63%, 02/15/35(a)                              1,000       1,054,780
-----------------------------------------------------------------------
Midlothian Development Authority; Series
  1999, Tax Increment Contract Allocation RB,
  6.70%, 11/15/23(a)                                700         727,300
-----------------------------------------------------------------------
  Series 2001, Tax Increment Contract
  Allocation RB,
  7.88%, 11/15/26(a)                              1,000       1,103,130
-----------------------------------------------------------------------
  Series 2004, Tax Increment Contract
  Allocation RB,
  6.20%, 11/15/29 (Acquired 12/02/04; Cost
  $1,000,000)(a)(e)                               1,000       1,024,230
-----------------------------------------------------------------------
Tarrant (County of) Cultural Education
  Facilities Finance Corp. (Northwest Senior
  Housing Corp.-Edgemere Project); Series
  2006 A, Retirement Facility RB,
  6.00%, 11/15/26(a)                                700         749,301
-----------------------------------------------------------------------
  6.00%, 11/15/36(a)                              2,000       2,109,780
-----------------------------------------------------------------------
Texas (State of) Public Finance Authority
  (School Excellence Education Project);
  Series 2004 A, Charter School Finance Corp.
  RB,
  7.00%, 12/01/34 (Acquired 12/02/04; Cost
  $987,580)(a)(e)                                 1,000       1,092,410
-----------------------------------------------------------------------
Travis (County of) Health Facilities
  Development Corp. (Querencia Barton Creek
  Project); Series 2005, Retirement
  Facilities RB,
  5.50%, 11/15/25(a)                              1,650       1,670,064
-----------------------------------------------------------------------
  5.65%, 11/15/35(a)                              1,250       1,265,100
-----------------------------------------------------------------------
Woodhill Public Facility Corp. (Woodhill
  Apartments Project); Series 1999,
  Multi-Family Housing RB,
  7.50%, 12/01/29(a)                              1,000         998,210
=======================================================================
                                                             35,555,657
=======================================================================

VIRGIN ISLANDS-0.03%

Virgin Islands (Commonwealth of) Public
  Finance Authority; Series 2004 A, Sr. Lien
  Matching Fund Loan Notes RB,
  5.25%, 10/01/24(a)                                150         158,202
=======================================================================

VIRGINIA-3.47%

Chesterfield (County of) Health Center
  Commission (Lucy Corr Village); Series
  2005, Refunding Mortgage RB,
  5.38%, 12/01/28(a)                              2,250       2,253,037
-----------------------------------------------------------------------
Hampton (City of) Redevelopment & Housing
  Authority (Olde Hampton Hotel Association);
  Series 1998 A, Refunding First Mortgage RB,
  6.50%, 07/01/16(a)                                500         488,980
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
VIRGINIA-(CONTINUED)

Henrico (County of) Economic Development
  Authority (Virginia United Methodist
  Homes); Series 2002 A, Refunding
  Residential Care Facility RB,
  6.50%, 06/01/22(a)                            $   750    $    804,518
-----------------------------------------------------------------------
James City (County of) Economic Development
  Authority (Williamsburg Lodging); Series
  2005 A, First Mortgage Residential Care
  Facilities RB,
  5.50%, 09/01/34(a)                                750         771,855
-----------------------------------------------------------------------
Lynchburg (City of) Industrial Development
  Authority (The Summit); Series 2002 A,
  Residential Care Facility Mortgage IDR,
  6.25%, 01/01/28(a)                                500         516,175
-----------------------------------------------------------------------
New Kent (County of) Community Development
  Authority (Farm Bureau); Series 2006 A,
  Special Assessment RB,
  5.13%, 03/01/36(a)                              1,500       1,510,965
-----------------------------------------------------------------------
  Series 2006 B, Special Assessment RB,
  5.45%, 03/01/36(a)                              1,000       1,005,660
-----------------------------------------------------------------------
Norfolk Redevelopment & Housing Authority
  (Fort Norfolk Retirement Community, Inc.-
  Harbor's Edge Project); Series 2004 A,
  First Mortgage Retirement Community RB,
  6.00%, 01/01/25(a)                                500         521,725
-----------------------------------------------------------------------
  6.13%, 01/01/35(a)                              1,100       1,144,561
-----------------------------------------------------------------------
Peninsula Ports Authority (Virginia Baptist
  Homes); Series 2003 A, Residential Care
  Facility RB,
  7.38%, 12/01/13(a)(c)(d)                          500         617,430
-----------------------------------------------------------------------
  Series 2006 C, Refunding Residential Care
  Facility RB,
  5.38%, 12/01/26(a)                              2,000       2,057,320
-----------------------------------------------------------------------
  5.40%, 12/01/33(a)                              3,000       3,072,900
-----------------------------------------------------------------------
Tobacco Settlement Financing Corp.; Series
  2005, Asset-Backed RB,
  5.50%, 06/01/26(a)                                500         525,245
-----------------------------------------------------------------------
  5.63%, 06/01/37(a)                              2,250       2,360,587
=======================================================================
                                                             17,650,958
=======================================================================

WASHINGTON-0.16%

Skagit (County of) Public Hospital District
  No. 1 (Skagit Valley Hospital); Series
  2005, RB,
  5.50%, 12/01/30(a)                                750         789,623
=======================================================================

WEST VIRGINIA-0.12%

Ohio (County of) County Commission Special
  District (Fort Henry Economy Development);
  Series 2006 B, Refunding & Improvement
  Excise Tax RB,
  5.63%, 03/01/36(a)                                590         611,134
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------

WISCONSIN-4.16%

Badger Tobacco Asset Securitization Corp.;
  Series 2002, Tobacco Settlement
  Asset-Backed RB,
  6.13%, 06/01/27(a)                            $ 2,175    $  2,329,490
-----------------------------------------------------------------------
Milwaukee (City of) Redevelopment Authority
  (Milwaukee Science Education Consortium,
  Inc. Project); Series 2005 A, RB,
  5.63%, 08/01/25(a)                              2,000       2,021,800
-----------------------------------------------------------------------
  5.75%, 08/01/35(a)                              1,815       1,830,663
-----------------------------------------------------------------------
Waukesha (City of) Redevelopment Authority
  (Kirkland Crossings Project); Series 2006,
  Refunding Sr. Housing RB,
  5.50%, 07/01/31(a)                              1,460       1,480,090
-----------------------------------------------------------------------
  5.60%, 07/01/41(a)                              1,000       1,020,570
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Beaver Dam Community
  Hospitals, Inc. Project); Series 2004 A,
  RB,
  6.50%, 08/15/26(a)                                250         270,100
-----------------------------------------------------------------------
  6.75%, 08/15/34(a)                                950       1,034,578
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community Memorial
  Hospital, Inc. Project); Series 2003, RB,
  7.13%, 01/15/22(a)                              1,120       1,199,139
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Community
  Rehabilitation Providers Facilities
  Acquisition Program); Series 1998, RB,
  6.88%, 12/01/23(a)                                200         209,870
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Eastcastle Place,
  Inc. Project); Series 2004, RB,
  6.00%, 12/01/24(a)                                500         516,065
-----------------------------------------------------------------------
  6.13%, 12/01/34(a)                              1,000       1,025,900
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (FH Healthcare
  Development Inc. Project); Series 1999, RB,
  6.25%, 11/15/09(a)(c)(d)                        1,250       1,356,925
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (New Castle Place
  Project); Series 2001 A, RB,
  7.00%, 12/01/31(a)                                250         260,228
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Oakwood Village
  Project); Series 2000 A, RB,
  7.63%, 08/15/30(a)                              1,000       1,090,040
-----------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Tomah Memorial
  Hospital, Inc. Project); Series 2003, RB,
  6.00%, 07/01/15(a)                                100         104,673
-----------------------------------------------------------------------
  6.13%, 07/01/16(a)                                150         157,700
-----------------------------------------------------------------------
  6.63%, 07/01/28(a)                                750         790,942
-----------------------------------------------------------------------

AIM High Income Municipal Fund

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------
WISCONSIN-(CONTINUED)

Wisconsin (State of) Health & Educational
  Facilities Authority (Wisconsin Illinois
  Senior Housing, Inc.); Series 2006,
  Refunding RB,
  5.50%, 08/01/16(a)                            $ 2,020    $  2,050,280
-----------------------------------------------------------------------
  5.80%, 08/01/29(a)                              2,400       2,450,664
=======================================================================
                                                             21,199,717
=======================================================================

                                               PRINCIPAL
                                                AMOUNT
                                                 (000)        VALUE
-----------------------------------------------------------------------

WYOMING-0.11%

Teton (County of) Hospital District (Saint
  John's Medical Center); Series 2002,
  Hospital RB,
  6.75%, 12/01/22(a)                            $   500    $    535,240
=======================================================================
TOTAL INVESTMENTS-100.46%
  (Cost $492,971,861)                                       511,379,634
=======================================================================
OTHER ASSETS LESS LIABILITIES-(0.46)%                        (2,336,086)
=======================================================================
NET ASSETS-100.00%                                         $509,043,548
_______________________________________________________________________
=======================================================================

Investment Abbreviations:

COP  - Certificates of Participation
GO   - General Obligation Bonds
IDR  - Industrial Development Revenue Bonds
INS  - Insurer
LOC  - Letter of Credit
PCR  - Pollution Control Revenue Bonds
RB   - Revenue Bonds
Sr.  - Senior
CEP  - Credit Enhancement Provider
VRD  - Variable Rate Demand

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $489,887,716, which represented 96.24% of the Fund's Net Assets. See Note 1A.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(d) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $13,356,877, which represented 2.62% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(f)  Security subject to the alternative minimum tax.
(g) Defaulted security. The aggregate value of these securities at September 30, 2006 was $2,778,807, which represented 0.55% of the Fund's Net Assets.
(h) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities at the time of purchase. The aggregate value of these securities considered illiquid at September 30, 2006 was $1,727,855, which represented 0.34% of the Fund's Net Assets.
(i) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(j) Demand security; payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined weekly. Rate shown is rate in effect on September 30, 2006.
(k) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at September 30, 2006 was $1,784,918, which represented 0.35% of the Fund's Net Assets. See Note 1A.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $492,971,861)      $511,379,634
-----------------------------------------------------------
Receivables for:
  Investments sold                                  160,000
-----------------------------------------------------------
  Fund shares sold                                1,180,002
-----------------------------------------------------------
  Interest                                        8,232,286
-----------------------------------------------------------
  Fund expenses absorbed                             10,903
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               40,667
-----------------------------------------------------------
Other assets                                         62,596
===========================================================
    Total assets                                521,066,088
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                          10,626,499
-----------------------------------------------------------
  Fund shares reacquired                            221,377
-----------------------------------------------------------
  Dividends                                         852,522
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 52,995
-----------------------------------------------------------
Accrued distribution fees                           169,288
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              393
-----------------------------------------------------------
Accrued transfer agent fees                          35,614
-----------------------------------------------------------
Accrued operating expenses                           63,852
===========================================================
    Total liabilities                            12,022,540
===========================================================
Net assets applicable to shares outstanding    $509,043,548
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $503,796,102
-----------------------------------------------------------
Undistributed net investment income                 116,865
-----------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities                         (13,277,192)
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                     18,407,773
===========================================================
                                               $509,043,548
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $343,521,364
___________________________________________________________
===========================================================
Class B                                        $ 43,359,134
___________________________________________________________
===========================================================
Class C                                        $ 77,265,443
___________________________________________________________
===========================================================
Institutional Class                            $ 44,897,607
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          37,721,932
___________________________________________________________
===========================================================
Class B                                           4,756,223
___________________________________________________________
===========================================================
Class C                                           8,481,344
___________________________________________________________
===========================================================
Institutional Class                               4,927,159
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $       9.11
-----------------------------------------------------------
  Offering price per share
    (Net asset value of $9.11 divided by
    95.25%)                                    $       9.56
___________________________________________________________
===========================================================
Class B:
  Net asset value and offering price per
    share                                      $       9.12
___________________________________________________________
===========================================================
Class C:
  Net asset value and offering price per
    share                                      $       9.11
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $       9.11
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $12,526,413
=========================================================================

EXPENSES:

Advisory fees                                                   1,331,720
-------------------------------------------------------------------------
Administrative services fees                                       62,775
-------------------------------------------------------------------------
Custodian fees                                                     10,102
-------------------------------------------------------------------------
Distribution fees:
  Class A                                                         399,415
-------------------------------------------------------------------------
  Class B                                                         223,986
-------------------------------------------------------------------------
  Class C                                                         368,646
-------------------------------------------------------------------------
Transfer agent fees -- A, B and C                                 103,997
-------------------------------------------------------------------------
Transfer agent fees -- Institutional                                  836
-------------------------------------------------------------------------
Trustees' and officer's fees and benefits                          12,048
-------------------------------------------------------------------------
Other                                                             187,908
=========================================================================
    Total expenses                                              2,701,433
=========================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                    (819,163)
=========================================================================
    Net expenses                                                1,882,270
=========================================================================
Net investment income                                          10,644,143
=========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain (loss) from Investment securities               (68,248)
=========================================================================
Change in net unrealized appreciation of investment
  securities                                                    7,285,850
=========================================================================
Net gain from investment securities                             7,217,602
=========================================================================
Net increase in net assets resulting from operations          $17,861,745
_________________________________________________________________________
=========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                               SEPTEMBER 30,       MARCH 31,
                                                                    2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $ 10,644,143      $ 15,537,540
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities                (68,248)         (587,339)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation of investment
    securities                                                     7,285,850         6,527,185
==============================================================================================
    Net increase in net assets resulting from operations          17,861,745        21,477,386
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                         (7,807,821)      (11,133,947)
----------------------------------------------------------------------------------------------
  Class B                                                           (936,752)       (2,178,384)
----------------------------------------------------------------------------------------------
  Class C                                                         (1,528,517)       (2,320,323)
----------------------------------------------------------------------------------------------
  Institutional Class                                               (146,659)               --
==============================================================================================
    Decrease in net assets resulting from distributions          (10,419,749)      (15,632,654)
==============================================================================================
Share transactions-net:
  Class A                                                         90,885,820       110,505,800
----------------------------------------------------------------------------------------------
  Class B                                                         (2,722,196)       (2,111,842)
----------------------------------------------------------------------------------------------
  Class C                                                         19,301,958        22,703,084
----------------------------------------------------------------------------------------------
  Institutional Class                                             44,654,987                --
==============================================================================================
    Net increase in net assets resulting from share
     transactions                                                152,120,569       131,097,042
==============================================================================================
    Net increase in net assets                                   159,562,565       136,941,774
==============================================================================================

NET ASSETS:

  Beginning of period                                            349,480,983       212,539,209
==============================================================================================
  End of period (including undistributed net investment
    income of $116,865 and $(107,529), respectively)            $509,043,548      $349,480,983
______________________________________________________________________________________________
==============================================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM High Income Municipal Fund

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM High Income Municipal Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to achieve a high a level of current income that is exempt from federal income taxes.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

AIM High Income Municipal Fund

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

I. LOWER-RATED SECURITIES -- The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., "junk bonds". Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors' claims.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            ANNUAL RATE
-------------------------------------------------------------------------
First $500 million                                               0.60%
-------------------------------------------------------------------------
Over $500 million up to and including $1 billion                 0.55%
-------------------------------------------------------------------------
Over $1 billion up to and including $1.5 billion                 0.50%
=========================================================================
Over $1.5 billion                                                0.45%
 ________________________________________________________________________
=========================================================================


    AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 0.65%, 1.40%, 1.40% and 0.40% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, in addition to the expense reimbursement arrangement with AMVESCAP PLC ("AMVESCAP") described more fully below, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such waivers or reimbursements prior to the end of the fiscal year.

    For the six months ended September 30, 2006, AIM waived advisory fees of $713,231 and reimbursed class specific expenses of $68,017, $9,536, $15,694 and $836 for Class A, Class B, Class C and Institutional Class shares, respectively.

    At the request of the Trustees of the Trust, AMVESCAP agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,099.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $62,775.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AIS $103,997 for Class A, Class B and Class C share classes and $836 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class B, Class C and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A, Class B and Class C shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation at the annual rate of 0.25% of

AIM High Income Municipal Fund

the Fund's average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of the Class A, Class B or Class C shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2006, the Class A, Class B and Class C shares paid $399,415, $223,986 and $368,646, respectively.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2006, ADI advised the Fund that it retained $129,209 in front-end sales commissions from the sale of Class A shares and $23,880, $15,752 and $9,587 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $10,750.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $1,788 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended September 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

AIM High Income Municipal Fund

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                CAPITAL LOSS
EXPIRATION                                                      CARRYFORWARD*
-----------------------------------------------------------------------------
March 31, 2007                                                   $    11,394
-----------------------------------------------------------------------------
March 31, 2008                                                       995,895
-----------------------------------------------------------------------------
March 31, 2009                                                     3,558,416
-----------------------------------------------------------------------------
March 31, 2010                                                     3,255,459
-----------------------------------------------------------------------------
March 31, 2011                                                       972,821
-----------------------------------------------------------------------------
March 31, 2012                                                     1,072,111
-----------------------------------------------------------------------------
March 31, 2013                                                     2,599,981
-----------------------------------------------------------------------------
March 31, 2014                                                       376,854
=============================================================================
Total capital loss carryforward                                  $12,842,931
_____________________________________________________________________________
=============================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2006 was $153,596,093 and $13,056,260, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $21,174,933
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (2,765,663)
-------------------------------------------------------------------------------
Net unrealized appreciation of investment securities               $18,409,270
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $492,970,364.

AIM High Income Municipal Fund

NOTE 8--SHARE INFORMATION

The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Institutional Class. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are sold without a sales charge. In addition, under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.

    As of the close of business on April 21, 2006, the Fund is offered on a limited basis to certain investors.

                                            CHANGES IN SHARES OUTSTANDING
----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                 YEAR ENDED
                                                                SEPTEMBER 30, 2006(A)             MARCH 31, 2006
                                                              --------------------------    --------------------------
                                                                SHARES         AMOUNT         SHARES         AMOUNT
----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                     12,213,719    $109,394,380    16,412,872    $146,400,389
----------------------------------------------------------------------------------------------------------------------
  Class B                                                        319,524       2,867,360       907,455       8,092,871
----------------------------------------------------------------------------------------------------------------------
  Class C                                                      2,813,147      25,210,685     3,468,145      30,910,153
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                       4,932,859      44,706,967            --              --
======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        495,589       4,460,013       682,811       6,105,016
----------------------------------------------------------------------------------------------------------------------
  Class B                                                         40,848         367,745        95,517         854,541
----------------------------------------------------------------------------------------------------------------------
  Class C                                                        107,718         969,531       153,210       1,370,226
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                              10              87            --              --
======================================================================================================================
Automatic conversion of Class B shares to Class A shares:
  Class A                                                        166,346       1,493,407       202,313       1,809,673
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (166,161)     (1,493,407)     (202,145)     (1,809,673)
======================================================================================================================
Reacquired:
  Class A                                                     (2,723,075)    (24,461,980)   (4,907,340)    (43,809,278)
----------------------------------------------------------------------------------------------------------------------
  Class B                                                       (496,587)     (4,463,894)   (1,035,598)     (9,249,581)
----------------------------------------------------------------------------------------------------------------------
  Class C                                                       (765,720)     (6,878,258)   (1,072,717)     (9,577,295)
----------------------------------------------------------------------------------------------------------------------
  Institutional Class(b)                                          (5,710)        (52,067)           --              --
======================================================================================================================
                                                              16,932,507    $152,120,569    14,704,523    $131,097,042
______________________________________________________________________________________________________________________
======================================================================================================================

(a) There are four entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 38% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM, and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM, and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)  Institutional Class shares commenced sales on July 31, 2006.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM High Income Municipal Fund


NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                         CLASS A
                                                        -------------------------------------------------------------------------
                                                         SIX MONTHS
                                                            ENDED                           YEAR ENDED MARCH 31,
                                                        SEPTEMBER 30,       -----------------------------------------------------
                                                            2006              2006        2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   8.97          $   8.76    $   8.73    $  8.64    $  8.59    $  8.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                       0.22              0.47        0.51       0.51       0.54       0.55(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                               0.14              0.21        0.04       0.10       0.03      (0.01)
=================================================================================================================================
    Total from investment operations                          0.36              0.68        0.55       0.61       0.57       0.54
=================================================================================================================================
Less dividends from net investment income                    (0.22)            (0.47)      (0.52)     (0.52)     (0.52)     (0.54)
=================================================================================================================================
Net asset value, end of period                            $   9.11          $   8.97    $   8.76    $  8.73    $  8.64    $  8.59
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                               4.09%             7.92%       6.51%      7.30%      6.81%      6.41%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                  $343,521          $247,296    $132,996    $94,657    $77,998    $70,873
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements              0.66%(c)          0.56%       0.55%      0.55%      0.55%      0.55%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements           1.02%(c)          1.03%       1.08%      1.07%      1.05%      1.07%
=================================================================================================================================
Ratio of net investment income to average net assets          4.99%(c)          5.18%       5.83%      5.91%      6.22%     6.26%(a)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                       3%               16%         12%        12%        14%        30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share would have been $0.54 and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $318,658,842.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                          CLASS B
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2006             2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  8.98          $  8.77    $  8.74    $  8.65    $  8.60    $  8.61
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.19             0.40       0.44       0.45       0.47       0.48(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.14             0.21       0.05       0.10       0.04      (0.02)
=================================================================================================================================
    Total from investment operations                            0.33             0.61       0.49       0.55       0.51       0.46
=================================================================================================================================
Less dividends from net investment income                      (0.19)           (0.40)     (0.46)     (0.46)     (0.46)     (0.47)
=================================================================================================================================
Net asset value, end of period                               $  9.12          $  8.98    $  8.77    $  8.74    $  8.65    $  8.60
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 3.70%            7.12%      5.73%      6.51%      6.02%      5.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $43,359          $45,422    $46,429    $45,026    $42,699    $35,811
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.41%(c)         1.31%      1.30%      1.30%      1.30%      1.31%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.77%(c)         1.78%      1.83%      1.82%      1.80%      1.83%
=================================================================================================================================
Ratio of net investment income to average net assets            4.24%(c)         4.43%      5.08%      5.16%      5.47%     5.50%(a)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         3%              16%        12%        12%        14%        30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $44,674,784.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Income Municipal Fund

                                                                                          CLASS C
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2006             2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  8.97          $  8.77    $  8.74    $  8.65    $  8.60    $  8.61
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.19             0.40       0.44       0.45       0.47       0.48(a)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                 0.14             0.20       0.05       0.10       0.04      (0.02)
=================================================================================================================================
    Total from investment operations                            0.33             0.60       0.49       0.55       0.51       0.46
=================================================================================================================================
Less dividends from net investment income                      (0.19)           (0.40)     (0.46)     (0.46)     (0.46)     (0.47)
=================================================================================================================================
Net asset value, end of period                               $  9.11          $  8.97    $  8.77    $  8.74    $  8.65    $  8.60
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 3.71%            7.01%      5.73%      6.51%      6.02%      5.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $77,265          $56,763    $33,114    $18,339    $13,496    $11,292
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.41%(c)         1.31%      1.30%      1.30%      1.30%      1.31%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.77%(c)         1.78%      1.83%      1.82%      1.80%      1.83%
=================================================================================================================================
Ratio of net investment income to average net assets            4.24%(c)         4.43%      5.08%      5.16%      5.47%     5.50%(a)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(d)                                         3%              16%        12%        12%        14%        30%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) As required, effective April 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investments Companies and began amortization of discounts on debt securities. Had the Fund not amortized discounts on debt securities, the net investment income per share and the ratio of net investment income to average net assets would have remained the same.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $73,527,774.
(d) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                INSTITUTIONAL CLASS
                                                                -------------------
                                                                   JULY 31, 2006
                                                                    (DATE SALES
                                                                   COMMENCED) TO
                                                                   SEPTEMBER 30,
                                                                       2006
-----------------------------------------------------------------------------------
Net asset value, beginning of period                                  $  8.98
-----------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                                  0.08
-----------------------------------------------------------------------------------
  Net gains on securities (both realized and unrealized)                 0.13
===================================================================================
    Total from investment operations                                     0.21
===================================================================================
Less dividends from net investment income                               (0.08)
===================================================================================
Net asset value, end of period                                        $  9.11
___________________________________________________________________________________
===================================================================================
Total return(a)                                                          2.32%
___________________________________________________________________________________
===================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                              $44,898
___________________________________________________________________________________
===================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                         0.40%(b)
-----------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements                      0.75%(b)
===================================================================================
Ratio of net investment income to average net assets                     5.25%(b)
___________________________________________________________________________________
===================================================================================
Portfolio turnover rate(c)                                                  3%
___________________________________________________________________________________
===================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $17,214,963.
(c) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM High Income Municipal Fund


NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Supplement to Semiannual Report dated 9/30/06


AIM HIGH INCOME MUNICIPAL FUND

INSTITUTIONAL CLASS SHARES                   ========================================        PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 9/30/06                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     Inception                          4.87%     REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                   5 Years                           6.89      INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered        1 Year                            7.13      WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,       6 Months*                         4.14      REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                             CUMULATIVE TOTAL RETURNS                     MORE INFORMATION. FOR THE MOST CURRENT
                                             7/31/06-9/30/06                              MONTH-END PERFORMANCE, PLEASE CALL
                                                                                          800-451-4246 OR VISIT
                                             Institutional Class                2.32%     AIMinvestments.com.

                                             INSTITUTIONAL CLASS SHARES' INCEPTION           HAD THE ADVISOR NOT WAIVED FEES
                                             DATE IS JULY, 31, 2006. RETURNS SINCE        AND/OR REIMBURSED EXPENSES, PERFORMANCE
                                             THAT DATE ARE HISTORICAL RETURNS. ALL        WOULD HAVE BEEN LOWER.
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE
                                             PERFORMANCE AND RESTATED CLASS A SHARE
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS JANUARY 2, 1998.

========================================        INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
NASDAQ Symbol                     AHMIX      AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM
========================================     PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
                                             AND CLASS EXPENSES.

Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                 HIM-INS-2          A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      with the amount you invested, to             of 5% per year before expenses, which is
                                             estimate the expenses that you paid over     not the Fund's actual return. The Fund's
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual cumulative total return after
ongoing costs, including management fees     value by $1,000 (for example, an $8,600      expenses for the period July 31, 2006,
and other Fund expenses. This example is     account value divided by $1,000 = 8.6),      through September 30, 2006, appears in
intended to help you understand your         then multiply the result by the number       the Cumulative Total Return table on the
ongoing costs (in dollars) of investing      in the table under the heading entitled      front of this supplement.
in the Fund and to compare these costs       "Actual Expenses Paid During Period" to
with ongoing costs of investing in other     estimate the expenses you paid on your          The hypothetical account values and
mutual funds. The actual ending account      account during this period, July 31,         expenses may not be used to estimate the
value and expenses in the below example      2006, through September 30, 2006.            actual ending account balance or
are based on an investment of $1,000         Because the actual ending account value      expenses you paid for the period. You
invested on July 31, 2006 (the date the      and expense information in the example       may use this information to compare the
share class commenced operations), and       is not based upon a six month period,        ongoing costs of investing in the Fund
held through September 30, 2006. The         the ending account value and expense         and other funds. To do so, compare this
hypothetical ending account value and        information may not provide a meaningful     5% hypothetical example with the 5%
expenses in the below example are based      comparison to mutual funds that provide      hypothetical examples that appear in the
on an investment of $1,000 invested at       such information for a full six month        shareholder reports of the other funds.
the beginning of the period and held for     period.
the entire six month period April 1,                                                         Please note that the expenses shown
2006, through September 30, 2006.            HYPOTHETICAL EXAMPLE FOR                     in the table are meant to highlight your
                                             COMPARISON PURPOSES                          ongoing costs only. Therefore, the
ACTUAL EXPENSES                                                                           hypothetical information is useful in
                                             The table below also provides                comparing ongoing costs only, and will
The table below provides information         information about hypothetical account       not help you determine the relative
about actual account values and actual       values and hypothetical expenses based       total costs of owning different funds.
expenses. You may use the information in     on the Fund's actual expense ratio and
this table, together                         an assumed rate of return

====================================================================================================================================

                                                                                         HYPOTHETICAL
                                                     ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING             EXPENSES            ENDING             EXPENSES        ANNUALIZED
   SHARE            ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING        ACCOUNT VALUE       PAID DURING         EXPENSE
   CLASS              (4/1/06)         (9/30/06)(1)         PERIOD(2)          (9/30/06)           PERIOD(2)           RATIO
Institutional         $1,000.00          $1,023.20            $0.69            $1,023.06             $2.03             0.40%

(1) The actual ending account value is based on the actual total return of the Fund for the period July 31, 2006, through
    September 30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the
    Fund's expense ratio and a hypothetical annual return of 5% before expenses over the six month period April 1, 2006, through
    September 30, 2006.

(2) Actual expenses are equal to the annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 62 (July 31, 2006, through September 30, 2006)/365. Because the share class has not been in existence for a full six month period, the actual ending account value and expense information shown may not provide a meaningful comparison to fund expense information of classes that show such data for a full six month period and, because the actual ending account value and expense information in the expense example covers a short time period, return and expense data may not be indicative of return and expense data for longer time periods.

(3) Hypothetical expenses are equal to the annualized expense ratio indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect a one-half year period. The hypothetical ending account value and expenses may be used to compare ongoing costs of investing in the Institutional class shares of the Fund and other funds because such data is based on a full six month period.

====================================================================================================================================


AIMinvestments.com                HIM-INS-2             A I M Distributors, Inc.

AIM High Income Municipal Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Carl Frischling                                                                 Houston, TX 77210-4739
                                  Sidney M. Dilgren
Robert H. Graham                  Vice President, Treasurer                     CUSTODIAN
Vice Chair                        and Principal Financial Officer               The Bank of New York
                                                                                2 Hanson Place
Prema Mathai-Davis                Lisa O. Brinkley                              Brooklyn, NY 11217-1431
                                  Vice President
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        J. Philip Ferguson                            Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Karen Dunn Kelley                             Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

  DOMESTIC EQUITY                                  SECTOR EQUITY                             ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                             DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund                 AIM Utilities Fund                          AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                         FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(1)                 AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
    INTERNATIONAL/GLOBAL EQUITY              Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund                 TAX-FREE
AIM China Fund
AIM Developing Markets Fund                  AIM High Income Municipal Fund(1)
AIM European Growth Fund                     AIM Municipal Bond Fund
AIM European Small Company Fund(1)           AIM Tax-Exempt Cash Fund
AIM Global Aggressive Growth Fund            AIM Tax-Free Intermediate Fund
AIM Global Equity Fund                       Premier Tax-Exempt Portfolio
AIM Global Growth Fund
AIM Global Value Fund
AIM Japan Fund                               ======================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM International Growth Fund                THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM International Small Company Fund(1)      ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             ======================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

    If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.

AIMinvestments.com                 HIM-SAR-1            A I M Distributors, Inc.


                      YOUR GOALS. OUR SOLUTIONS.--Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                       --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

FIXED INCOME                                                      AIM TAX-EXEMPT
                                                                       CASH FUND

Cash Equivalents
                          Semiannual Report to Shareholders o September 30, 2006



Table of Contents

Supplemental Information ..................    2

Letters to Shareholders ...................    3

Fund Yields and Portfolio Composition .....    5

Fund Expenses .............................    6

Approval of Advisory Agreement ............    7

Schedule of Investments ...................  F-1

Financial Statements ......................  F-5

Notes to Financial Statements .............  F-7

Financial Highlights ......................  F-10

Trustees and Officers .....................  F-13


                              [COVER GLOBE IMAGE]


[AIM INVESTMENT SOLUTIONS]

[GRAPHIC]        [GRAPHIC]          [GRAPHIC]

[DOMESTIC      [INTERNATIONAL/       [SECTOR
  EQUITY]      GLOBAL EQUITY]        EQUITY]


 [GRAPHIC]       [GRAPHIC]          [GRAPHIC]

  [FIXED        [ALLOCATION        [DIVERSIFIED
  INCOME]        SOLUTIONS]         PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
     --Registered Trademark--

AIM TAX-EXEMPT CASH FUND


====================================================================================================================================
AIM TAX-EXEMPT CASH FUND SEEKS TO PROVIDE AS HIGH A LEVEL OF TAX-EXEMPT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND
LIQUIDITY.

o Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          o The prices of and the income generated     The Fund provides a complete list of its
                                             by securities held by the Fund may           holdings four times in each fiscal year,
o Investor Class shares are closed to        decline in response to certain factors,      at the quarter-ends. For the second and
most investors. For more information on      including those directly involving the       fourth quarters, the lists appear in the
who may continue to invest in Investor       issuers or, in the case of industrial        Fund's semiannual and annual reports to
Class shares, please see the prospectus.     development revenue bonds, the company       shareholders. For the first and third
                                             for whose benefit the bonds are being        quarters, the Fund files the lists with
PRINCIPAL RISKS OF INVESTING IN THE FUND     issued. These factors include general        the Securities and Exchange Commission
                                             economic and market conditions, regional     (SEC) on Form N-Q. The most recent list
o The Fund may invest in debt securities     or global economic instability and           of portfolio holdings is available at
such as notes and bonds that carry           interest rate fluctuations.                  AIMinvestments.com. From our home page,
interest rate and credit risk.                                                            click on Products & Performance, then
                                             o The tax-exempt character of the            Mutual Funds, then Fund Overview. Select
o There is no guarantee that the             interest paid on synthetic municipal         your Fund from the drop-down menu and
investment techniques and risk analyses      securities is based on the tax-exempt        click on Complete Quarterly Holdings.
used by the Fund's portfolio managers        income stream from the collateral. The       Shareholders can also look up the Fund's
will produce the desired results.            Internal Revenue Service has not ruled       Forms N-Q on the SEC Web site at
                                             on this issue and could deem income          sec.gov. Copies of the Fund's Forms N-Q
o The value of, the payment of interest      derived from synthetic municipal             may be reviewed and copied at the SEC
and repayment of principal by, and the       securities to be taxable.                    Public Reference Room in Washington,
ability of the Fund to sell, a municipal                                                  D.C. You can obtain information on the
security may be affected by                  o U.S. dollar denominated securities         operation of the Public Reference Room,
constitutional amendments, legislative       which carry foreign credit exposure may      including information about duplicating
enactments, executive orders,                be affected by unfavorable political,        fee charges, by calling 202-942-8090 or
administrative regulations and voter         economic, or governmental developments       800-732-0330, or by electronic request
initiatives as well as the economies of      that could affect the repayment of           at the following e-mail address:
the regions in which the Fund invests.       principal or the payment of interest.        publicinfo@sec.gov. The SEC file numbers
                                                                                          for the Fund are 811-07890 and
o Because the Fund may invest a                                                           033-66242.
relatively high percentage of its total
assets in municipal securities issued by                                                  A description of the policies and
entities having similar characteristics,                                                  procedures that the Fund uses to
the value of your shares may rise and                                                     determine how to vote proxies relating
fall more than the shares of a fund that                                                  to portfolio securities is available
invests in a broader range of                                                             without charge, upon request, from our
securities.                                                                               Client Services department at
                                                                                          800-959-4246 or on the AIM Web site,
o The Fund's yield will vary as                                                           AIMinvestments.com. On the home page,
short-term securities in its portfolio                                                    scroll down and click on AIM Funds Proxy
mature and the proceeds are reinvested                                                    Policy. The information is also
in securities with different interest                                                     available on the SEC Web site, sec.gov.
rates.
                                                                                          Information regarding how the Fund voted
                                                                                          proxies related to its portfolio
                                                                                          securities during the 12 months ended
                                                                                          June 30, 2006, is available at our Web
                                                                                          site. Go to AIMinvestments.com, access
                                                                                          the About Us tab, click on Required
                                                                                          Notices and then click on Proxy Voting
                                                                                          Activity. Next, select the Fund from the
                                                                                          drop-down menu. The information is also
                                                                                          available on the SEC Web site, sec.gov.


                                                                                          ==========================================
                                                                                          FUND NASDAQ SYMBOLS
                                                                                          Class A Shares                    ACSXX
                                                                                          Investor Class Shares             TEIXX
                                                                                          ==========================================

================================================================================
PERFORMANCE QUOTED IS PAST PERFORMANCE AND CANNOT GUARANTEE COMPARABLE FUTURE RESULTS; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. VISIT AIMINVESTMENTS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE.
================================================================================

================================================================================
AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY AND IS NOT A DEPOSIT OR OTHER OBLIGATION OF, OR GUARANTEED BY, A DEPOSITORY INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
================================================================================

================================================================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.
================================================================================


=====================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
=====================================================

AIMinvestments.com

AIM TAX-EXEMPT CASH FUND


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with
   [CROCKETT        A I M Advisors, Inc. (AIM) to make certain your interests
     PHOTO]         are being served in terms of fees, performance and
                    operations.

                       Looking ahead, your Board finds many reasons to be
Bruce L. Crockett   positive about AIM's management and strategic direction.
                    Most importantly, AIM's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the periods ended September 30, 2006. We are also pleased with AIM's efforts to seek more cost-effective ways of delivering superior service.

                       In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                       The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                       Your Board is very pleased with the overall direction and
                    progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,


                    /s/ BRUCE L. CROCKETT


                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    November 15, 2006

                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 7-8.

AIM TAX-EXEMPT CASH FUND


                    Dear Shareholders of The AIM Family of Funds--Registered Trademark--:

                    We are pleased to present this semiannual report on the
                    performance of AIM Tax-Exempt Cash Fund for the six-month
   [TAYLOR          reporting period ended September 30, 2006. The table on page
    PHOTO]          5 shows the seven-day yields (and their taxable equivalents)
                    for the Fund's two share classes as of the close of the
                    reporting period. At the close of the reporting period, the
Phillip Taylor      Fund's weighted average maturity stood at 27 days and its
                    total net assets were $46.1 million.

                    HOW WE INVEST

                    We seek to provide as high a level of tax-exempt income as is consistent with preservation of capital and maintenance of liquidity. We invest in high-quality, short-term municipal obligations, focusing on:

                    o Safety, or preservation of capital, through rigorous credit analysis

                    o Liquidity, through a combination of short-term cash management vehicles and selective use of longer maturity investments

                    o  Yield that is exempt from federal income tax

                       The overall portfolio's structure depends on the supply
                    and availability of municipal securities. Liquidity is managed using daily and weekly variable-rate demand notes. We may sell a security when there has been a negative change in an issuer's credit quality or because we can earn a higher yield elsewhere.

                       One of the goals of money market funds, including AIM
                    Tax-Exempt Cash Fund, is to preserve the value of an investment by maintaining a $1.00 per share net asset value. However, the Fund's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, so it is possible to lose money by investing in the Fund.

                    MARKET CONDITIONS AFFECTING MONEY MARKET FUNDS

                    The economy continued to expand throughout the reporting period. U.S. gross domestic product, the broadest measure of economic activity, grew at an annualized rate of 2.6% in the second quarter of 2006, down from the exceptionally strong 5.6% annualized growth rate recorded in the first quarter. Early estimates put the rate at a weaker-than-expected 1.6% for the third quarter.

                       In response to continued economic expansion and
                    increasing inflation pressures, the U.S. Federal Reserve Board (the Fed) raised its federal funds target rate by 50 basis points (0.50%) during the reporting period, from 4.75% to 5.25%. Increases in the federal funds target rate are reflected fairly rapidly in the yields of money market funds and other fixed income funds that invest primarily in short-term securities.

                       At their early August meeting, Fed officials--for the
                    first time in more than two years--left this key interest rate unchanged. They noted that "economic growth has moderated from its quite strong pace earlier this year, partly reflecting a gradual cooling of the housing market and the lagged effects of increases in interest rates and energy prices." However, the Fed held out the possibility that additional rate hikes could be needed to fight inflation. Inflation pressures do not appear to be an immediate concern of the Fed and the need for additional tightening will likely depend on future economic developments.

                       At the close of the reporting period, there was
                    considerable uncertainty about whether the U.S. economy was headed for a so-called "soft landing"--a period of gradually slowing economic growth--or a more bumpy and potentially more painful "hard landing."

AIM TAX-EXEMPT CASH FUND


IN CLOSING

At a recent meeting of the AIM Funds board, Robert H. Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob, who was one of three founders of AIM Investments--Registered Trademark-- in 1976 and who has a well-earned reputation for being one of the most respected and most knowledgeable leaders in the mutual fund industry, will continue in his role as trustee and vice chair of the AIM Funds. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

   All of us at AIM Investments are committed to the goals of safety, liquidity and yield in money market fund management. We are also dedicated to excellence in customer service. Should you have questions about your account, please contact one of our highly trained client services representatives at 800-959-4246.

Sincerely,


/s/ PHILIP TAYLOR


Philip Taylor
President - AIM Funds
CEO, AIM Investments

November 15, 2006

AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

============================================================================================

AIM TAX-EXEMPT CASH FUND SEVEN-DAY SEC YIELDS AND TAXABLE EQUIVALENTS
As of 9/30/06


                              7-DAY         TAXABLE     7-DAY SEC YIELD    TAXABLE EQUIVALENT
                               SEC        EQUIVALENT      HAD FEES NOT      7-DAY SEC YIELD
                              YIELD          7-DAY        BEEN WAIVED         HAD FEES NOT
                                           SEC YIELD*   AND/OR EXPENSES       BEEN WAIVED
                                                          REIMBURSED        AND/OR EXPENSES
                                                                              REIMBURSED*

Class A Shares                 2.74%         4.22%          2.59%                3.98%

Investor Class Shares          2.84          4.37           2.84                 4.37

*  Based on the highest personal income tax rate in effect on September 30, 2006
   (35%). Yields will fluctuate. Had the advisor not waived fees and/or reimbursed expenses on Class A shares, performance would have been lower.

============================================================================================


====================================
PORTFOLIO COMPOSITION BY MATURITY
In days, as of 9/30/06

1-7                            83.7%

8-30                            0.0

31-60                           1.4

61-90                           6.0

91-120                          0.9
                                             The number of days to maturity of each holding
121-180                         3.0          is determined in accordance with the
                                             provisions of Rule 2a-7 under the Investment
181+                            5.0          Company Act of 1940, as amended.

====================================

AIM TAX-EXEMPT CASH FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      mate the expenses that you paid over the        The hypothetical account values and
                                             period. Simply divide your account value     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      by $1,000 (for example, an $8,600            actual ending account balance or
ongoing costs, including management          account value divided by $1,000 = 8.6),      expenses you paid for the period. You
fees; distribution and/or service fees       then multiply the result by the number       may use this information to compare the
(12b-1); and other Fund expenses. This       in the table under the heading entitled      ongoing costs of investing in the Fund
example is intended to help you              "Actual Expenses Paid During Period" to      and other funds. To do so, compare this
understand your ongoing costs (in            estimate the expenses you paid on your       5% hypothetical example with the 5%
dollars) of investing in the Fund and to     account during this period.                  hypothetical examples that appear in the
compare these costs with ongoing costs                                                    shareholder reports of the other funds.
of investing in other mutual funds. The      HYPOTHETICAL EXAMPLE FOR COMPARISON
example is based on an investment of         PURPOSES                                        Please note that the expenses shown
$1,000 invested at the beginning of the                                                   in the table are meant to highlight your
period and held for the entire period        The table below also provides                ongoing costs only. Therefore, the
April 1, 2006, through September 30,         information about hypothetical account       hypothetical information is useful in
2006.                                        values and hypothetical expenses based       comparing ongoing costs only, and will
                                             on the Fund's actual expense ratio and       not help you determine the relative
ACTUAL EXPENSES                              an assumed rate of return of 5% per year     total costs of owning different funds.
                                             before expenses, which is not the Fund's
The table below provides information         actual return.
about actual account values and actual
expenses. You may use the information in
this table, together with the amount you
invested, to esti-


====================================================================================================================================

                                                                                       HYPOTHETICAL
                                                        ACTUAL             (5% ANNUAL RETURN BEFORE EXPENSES)

                        BEGINNING            ENDING              EXPENSES        ENDING              EXPENSES        ANNUALIZED
 SHARE                ACCOUNT VALUE       ACCOUNT VALUE        PAID DURING    ACCOUNT VALUE        PAID DURING        EXPENSE
 CLASS                  (4/1/06)           (9/30/06)(1)          PERIOD(2)      (9/30/06)            PERIOD(2)         RATIO
   A                   $1,000.00           $1,013.00              $5.20         $1,019.90             $5.22             1.03%
 Investor               1,000.00            1,013.50               4.69          1,020.41              4.71             0.93



(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM TAX-EXEMPT CASH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees of AIM Tax-Exempt      o The quality of services to be provided     reviewed more recent Fund performance,
Funds (the "Board") oversees the             by AIM. The Board reviewed the               which did not change their conclusions.
management of AIM Tax-Exempt Cash Fund       credentials and experience of the
(the "Fund") and, as required by law,        officers and employees of AIM who will       o Meetings with the Fund's portfolio
determines annually whether to approve       provide investment advisory services to      managers and investment personnel. With
the continuance of the Fund's advisory       the Fund. In reviewing the                   respect to the Fund, the Board is
agreement with A I M Advisors, Inc.          qualifications of AIM to provide             meeting periodically with such Fund's
("AIM"). Based upon the recommendation       investment advisory services, the Board      portfolio managers and/or other
of the Investments Committee of the          considered such issues as AIM's              investment personnel and believes that
Board, at a meeting held on June 27,         portfolio and product review process,        such individuals are competent and able
2006, the Board, including all of the        AIM's legal and compliance function,         to continue to carry out their
independent trustees, approved the           AIM's use of technology, AIM's portfolio     responsibilities under the Advisory
continuance of the advisory agreement        administration function and the quality      Agreement.
(the "Advisory Agreement") between the       of AIM's investment research. Based on
Fund and AIM for another year, effective     the review of these and other factors,       o Overall performance of AIM. The Board
July 1, 2006.                                the Board concluded that the quality of      considered the overall performance of
                                             services to be provided by AIM was           AIM in providing investment advisory and
   The Board considered the factors          appropriate and that AIM currently is        portfolio administrative services to the
discussed below in evaluating the            providing satisfactory services in           Fund and concluded that such performance
fairness and reasonableness of the           accordance with the terms of the             was satisfactory.
Advisory Agreement at the meeting on         Advisory Agreement.
June 27, 2006 and as part of the Board's                                                  o Fees relative to those of clients of
ongoing oversight of the Fund. In their      o The performance of the Fund relative       AIM with comparable investment
deliberations, the Board and the             to comparable funds. The Board reviewed      strategies. The Board reviewed the
independent trustees did not identify        the performance of the Fund during the       effective advisory fee rate (before
any particular factor that was               past one, three and five calendar years      waivers) for the Fund under the Advisory
controlling, and each trustee attributed     against the performance of funds advised     Agreement. The Board noted that this
different weights to the various             by other advisors with investment            rate was above the effective advisory
factors.                                     strategies comparable to those of the        fee rate (before waivers) for a mutual
                                             Fund. The Board noted that the Fund's        fund advised by AIM with investment
   One responsibility of the independent     performance in such periods was below        strategies comparable to those of the
Senior Officer of the Fund is to manage      the median performance of such               Fund. Based on this review and after
the process by which the Fund's proposed     comparable funds. Based on this review       taking account of all of the other
management fees are negotiated to ensure     and after taking account of all of the       factors that the Board considered in
that they are negotiated in a manner         other factors that the Board considered      determining whether to continue the
which is at arms' length and reasonable.     in determining whether to continue the       Advisory Agreement for the Fund, the
To that end, the Senior Officer must         Advisory Agreement for the Fund, the         Board concluded that the advisory fee
either supervise a competitive bidding       Board concluded that no changes should       rate for the Fund under the Advisory
process or prepare an independent            be made to the Fund and that it was not      Agreement was fair and reasonable.
written evaluation. The Senior Officer       necessary to change the Fund's portfolio
has recommended an independent written       management team at this time. However,       o Fees relative to those of comparable
evaluation in lieu of a competitive          due to the Fund's under-performance, the     funds with other advisors. The Board
bidding process and, upon the direction      Board also concluded that it would be        reviewed the advisory fee rate for the
of the Board, has prepared such an           appropriate for the Board to continue to     Fund under the Advisory Agreement. The
independent written evaluation. Such         closely monitor and review the               Board compared effective contractual
written evaluation also considered           performance of the Fund. Although the        advisory fee rates at a common asset
certain of the factors discussed below.      independent written evaluation of the        level at the end of the past calendar
                                             Fund's Senior Officer (discussed below)      year and noted that the Fund's rate was
   The discussion below serves as a          only considered Fund performance through     comparable to the median rate of the
summary of the Senior Officer's              the most recent calendar year, the Board     funds advised by other advisors with
independent written evaluation, as well      also reviewed more recent Fund               investment strategies comparable to
as a discussion of the material factors      performance, which did not change their      those of the Fund that the Board
and the conclusions with respect thereto     conclusions.                                 reviewed. Based on this review and after
that formed the basis for the Board's                                                     taking account of all of the other
approval of the Advisory Agreement.          o The performance of the Fund relative       factors that the Board considered in
After consideration of all of the            to indices. The Board reviewed the           determining whether to continue the
factors below and based on its informed      performance of the Fund during the past      Advisory Agreement for the Fund, the
business judgment, the Board determined      one, three and five calendar years           Board concluded that the advisory fee
that the Advisory Agreement is in the        against the performance of the Lipper        rate for the Fund under the Advisory
best interests of the Fund and its           Tax Exempt Money Market Index. The Board     Agreement was fair and reasonable.
shareholders and that the compensation       noted that the Fund's performance for
to AIM under the Advisory Agreement is       the one and three year periods was below     o Expense limitations and fee waivers.
fair and reasonable and would have been      the performance of such Index and            The Board noted that there were no fee
obtained through arm's length                comparable to such Index for the five        waivers or expense limitations currently
negotiations.                                year period. Based on this review and        in effect for the Fund. The Board
                                             after taking account of all of the other     concluded that no such waivers or
   Unless otherwise stated, information      factors that the Board considered in         limitations were necessary at this time.
presented below is as of June 27, 2006       determining whether to continue the
and does not reflect any changes that        Advisory Agreement for the Fund, the         o Breakpoints and economies of scale.
may have occurred since June 27, 2006,       Board concluded that no changes should       The Board reviewed the structure of the
including but not limited to changes to      be made to the Fund and that it was not      Fund's advisory fee under the Advisory
the Fund's performance, advisory fees,       necessary to change the Fund's portfolio     Agreement, noting that it does not
expense limitations and/or fee waivers.      management team at this time. However,       include any breakpoints. The Board
                                             due to the Fund's under-performance, the     considered whether it would be
o The nature and extent of the advisory      Board also concluded that it would be        appropriate to add advisory fee
services to be provided by AIM. The          appropriate for the Board to continue to     breakpoints for the Fund or whether, due
Board reviewed the services to be            closely monitor and review the               to the nature of the Fund and the
provided by AIM under the Advisory           performance of the Fund. Although the        advisory fee structures of comparable
Agreement. Based on such review, the         independent written evaluation of the        funds, it was reasonable to structure
Board concluded that the range of            Fund's Senior Officer (discussed below)      the advisory fee without breakpoints.
services to be provided by AIM under the     only considered Fund performance through     Based on this review, the Board
Advisory Agreement was appropriate and       the most recent calendar year, the Board     concluded that it was not necessary to
that AIM currently is providing services     also                                         add advi-
in accordance with the terms of the
Advisory Agreement.


                                                                                                                         (continued)

AIM TAX-EXEMPT CASH FUND

sory fee breakpoints to the Fund's           the review of the profitability of AIM's
advisory fee schedule. The Board             and its affiliates' investment advisory
reviewed the level of the Fund's             and other activities and its financial
advisory fees, and noted that such fees,     condition, the Board concluded that the
as a percentage of the Fund's net            compensation to be paid by the Fund to
assets, would remain constant under the      AIM under its Advisory Agreement was not
Advisory Agreement because the Advisory      excessive.
Agreement does not include any
breakpoints. The Board concluded that        o Benefits of soft dollars to AIM. The
the Fund's fee levels under the Advisory     Board considered the benefits realized
Agreement therefore would not reflect        by AIM as a result of brokerage
economies of scale.                          transactions executed through "soft
                                             dollar" arrangements. Under these
o Investments in affiliated money market     arrangements, brokerage commissions paid
funds. The Board also took into account      by other funds advised by AIM are used
the fact that uninvested cash and cash       to pay for research and execution
collateral from securities lending           services. This research may be used by
arrangements, if any (collectively,          AIM in making investment decisions for
"cash balances") of the Fund may be          the Fund. The Board concluded that such
invested in money market funds advised       arrangements were appropriate.
by AIM pursuant to the terms of an SEC
exemptive order. The Board found that        o AIM's financial soundness in light of
the Fund may realize certain benefits        the Fund's needs. The Board considered
upon investing cash balances in AIM          whether AIM is financially sound and has
advised money market funds, including a      the resources necessary to perform its
higher net return, increased liquidity,      obligations under the Advisory
increased diversification or decreased       Agreement, and concluded that AIM has
transaction costs. The Board also found      the financial resources necessary to
that the Fund will not receive reduced       fulfill its obligations under the
services if it invests its cash balances     Advisory Agreement.
in such money market funds. The Board
noted that, to the extent the Fund           o Historical relationship between the
invests uninvested cash in affiliated        Fund and AIM. In determining whether to
money market funds, AIM has voluntarily      continue the Advisory Agreement for the
agreed to waive a portion of the             Fund, the Board also considered the
advisory fees it receives from the Fund      prior relationship between AIM and the
attributable to such investment. The         Fund, as well as the Board's knowledge
Board further determined that the            of AIM's operations, and concluded that
proposed securities lending program and      it was beneficial to maintain the
related procedures with respect to the       current relationship, in part, because
lending Fund is in the best interests of     of such knowledge. The Board also
the lending Fund and its respective          reviewed the general nature of the
shareholders. The Board therefore            non-investment advisory services
concluded that the investment of cash        currently performed by AIM and its
collateral received in connection with       affiliates, such as administrative,
the securities lending program in the        transfer agency and distribution
money market funds according to the          services, and the fees received by AIM
procedures is in the best interests of       and its affiliates for performing such
the lending Fund and its respective          services. In addition to reviewing such
shareholders.                                services, the trustees also considered
                                             the organizational structure employed by
o Independent written evaluation and         AIM and its affiliates to provide those
recommendations of the Fund's Senior         services. Based on the review of these
Officer. The Board noted that, upon          and other factors, the Board concluded
their direction, the Senior Officer of       that AIM and its affiliates were
the Fund, who is independent of AIM and      qualified to continue to provide
AIM's affiliates, had prepared an            non-investment advisory services to the
independent written evaluation in order      Fund, including administrative, transfer
to assist the Board in determining the       agency and distribution services, and
reasonableness of the proposed               that AIM and its affiliates currently
management fees of the AIM Funds,            are providing satisfactory
including the Fund. The Board noted that     non-investment advisory services.
the Senior Officer's written evaluation
had been relied upon by the Board in         o Other factors and current trends. The
this regard in lieu of a competitive         Board considered the steps that AIM and
bidding process. In determining whether      its affiliates have taken over the last
to continue the Advisory Agreement for       several years, and continue to take, in
the Fund, the Board considered the           order to improve the quality and
Senior Officer's written evaluation.         efficiency of the services they provide
                                             to the Funds in the areas of investment
o Profitability of AIM and its               performance, product line
affiliates. The Board reviewed               diversification, distribution, fund
information concerning the profitability     operations, shareholder services and
of AIM's (and its affiliates')               compliance. The Board concluded that
investment advisory and other activities     these steps taken by AIM have improved,
and its financial condition. The Board       and are likely to continue to improve,
considered the overall profitability of      the quality and efficiency of the
AIM, as well as the profitability of AIM     services AIM and its affiliates provide
in connection with managing the Fund.        to the Fund in each of these areas, and
The Board noted that AIM's operations        support the Board's approval of the
remain profitable, although increased        continuance of the Advisory Agreement
expenses in recent years have reduced        for the Fund.
AIM's profitability. Based on

AIM Tax-Exempt Cash Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-99.63%

ALABAMA-6.48%

Montgomery (City of) Industrial Development
  Board (Industrial Partners Project); Series
  1989, Refunding VRD IDR (LOC-SunTrust Bank)
  3.85%, 01/01/07(b)(c)                           --      Aa2     $  220     $   220,000
----------------------------------------------------------------------------------------
Oxford (City of); Series 2003, Unlimited Tax
  VRD GO Wts. (LOC-Branch Banking & Trust
  Co.)
  3.85%, 07/01/15(b)(c)                                VMIG-1      2,765       2,765,000
========================================================================================
                                                                               2,985,000
========================================================================================

COLORADO-5.23%

Arvada (City of); Series 2001, Water
  Enterprise VRD RB (INS-Financial Securities
  Assurance Inc.)
  3.65%, 11/01/20(d)(e)                         A-1+       --        700         700,000
----------------------------------------------------------------------------------------
Idaho Springs (City of) (Safeway Inc.
  Projects); Series 1993, Refunding VRD IDR
  (LOC-Deutsche Bank A.G.)
  3.75%, 06/01/08(b)(f)(g)(h)                    A-1       --        530         530,000
----------------------------------------------------------------------------------------
Jefferson (County of) Section 14 Metropolitan
  District; Series 2000, Refunding Unlimited
  Tax GO (LOC-U.S. Bank, N.A.)
  5.20%, 12/01/06(b)(i)                           AA       --        520         521,366
----------------------------------------------------------------------------------------
Loveland (City of) (Safeway Inc. Projects);
  Series 1993, Refunding VRD IDR
  (LOC-Deutsche Bank A.G.)
  3.75%, 06/01/08(b)(f)(g)(h)                    A-1       --        660         660,000
========================================================================================
                                                                               2,411,366
========================================================================================

DISTRICT OF COLUMBIA-4.22%

District of Columbia (Resources for the
  Future Inc.); Series 1998, VRD RB
  (LOC-Citibank N.A.) (Acquired 01/03/06;
  Cost $1,945,000)
  3.79%, 08/01/29(b)(c)(j)(k)                     --       --      1,945       1,945,000
========================================================================================

FLORIDA-1.74%

Seminole (County of) Industrial Development
  Authority (Florida Living Nursing); Series
  1991, Multi-Modal Health Facilities VRD IDR
  (LOC-Bank of America, N.A.)
  3.94%, 02/01/11(b)(c)                           --   VMIG-1        800         800,000
========================================================================================

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


GEORGIA-5.54%

Floyd (County of) Development Authority
  (Shorter College Project); Series 1998, VRD
  RB (LOC-SunTrust Bank)
  3.79%, 06/01/17(b)(c)                         A-1+       --     $1,100     $ 1,100,000
----------------------------------------------------------------------------------------
Georgia (State of) Finance & Investment
  Commission; Series 1992 B, Unlimited Tax GO
  6.25%, 03/01/07                                AAA      Aaa        250         252,774
----------------------------------------------------------------------------------------
Tallapoosa (City of) Development Authority
  (U.S. Can Co. Project); Series 1994,
  Refunding VRD IDR (LOC-Deutsche Bank A.G.)
  3.80%, 02/01/15(b)(c)(f)                       A-1       --      1,200       1,200,000
========================================================================================
                                                                               2,552,774
========================================================================================

IDAHO-2.12%

Custer (County of) Pollution Control (Amoco
  Oil Co.-Standard Oil Industry Project);
  Series 1983, VRD PCR 3.55%,
  10/01/09(f)(g)(h)                             A-1+       --        800         800,000
----------------------------------------------------------------------------------------
Twin Falls (City of); Sewer Improvement
  Series 1995, COP 5.35%, 10/01/06(i)(l)         AAA      Aaa        175         175,000
========================================================================================
                                                                                 975,000
========================================================================================

ILLINOIS-6.77%

Chicago (City of) Metropolitan Water
  Reclamation District Series 1992, Refunding
  Unlimited Tax GO 5.90%, 12/01/06               AAA      Aaa        250         250,867
----------------------------------------------------------------------------------------
Chicago (City of) Park District Series 2001
  B, Refunding Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  4.75%, 01/01/07(d)                             AAA      Aaa        420         421,037
----------------------------------------------------------------------------------------
Illinois (State of) Development Finance
  Authority (Institute of Gas Technology
  Project); Series 1999, VRD IDR (LOC-Harris
  N.A.)
  3.83%, 09/01/24(b)(c)                         A-1+       --      1,900       1,900,000
----------------------------------------------------------------------------------------
Plainfield (City of) Series 2005 A, Refunding
  Unlimited Tax GO (INS-MBIA Insurance Corp.)
  3.50%, 12/15/06(d)                             AAA      Aaa        190         190,000
----------------------------------------------------------------------------------------
University of Illinois Auxiliary Facilities
  System; Series 1996, RB 5.20%,
  10/01/06(i)(l)                                 AAA      Aaa        350         357,000
========================================================================================
                                                                               3,118,904
========================================================================================

AIM Tax-Exempt Cash Fund


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

INDIANA-3.25%

Indiana (State of) Bond Bank; Series 2006 A,
  Midyear Funding Program Notes
  4.50%, 02/02/07                              SP-1+       --     $  500     $   501,351
----------------------------------------------------------------------------------------
Indiana (State of) Health Facility Financing
  Authority (Stone Belt Arc Inc. Project);
  Series 2005, VRD RB (LOC-JPMorgan Chase
  Bank, N.A.)
  3.80%, 02/01/25(b)(c)                           --   VMIG-1        995         995,000
========================================================================================
                                                                               1,496,351
========================================================================================

IOWA-3.69%

Iowa (State of) Finance Authority (YMCA
  Project); Series 2000, Economic Development
  VRD RB (LOC-Wells Fargo Bank, N.A)
  3.84%, 06/01/10(b)(c)(k)                        --       --      1,700       1,700,000
========================================================================================

KENTUCKY-7.32%

Ewing (City of) Kentucky Area Development
  District Financing Trust (Lease Acquisition
  Program); Series 2000, VRD RB (LOC-Wachovia
  Bank, N.A.)
  3.85%, 06/01/33(b)(c)(m)                      A-1+       --      3,374       3,374,000
========================================================================================

MASSACHUSETTS-0.55%

Commonwealth of Massachusetts (State of)
  Series 1997 C, Consolidated Loan Refunding
  Limited Tax GO 5.00%, 08/01/07(i)(l)           AAA      Aaa        250         255,256
========================================================================================

MICHIGAN-5.19%

Detroit (City of); Series 2001 A-1 Unlimited
  Tax GO (INS-MBIA Insurance Corp.)
  4.00%, 04/01/07(d)                             AAA      Aaa        500         500,936
----------------------------------------------------------------------------------------
  Series 2006 Limited Tax TAN GO (LOC-Bank of
  Nova Scotia)
  4.50%, 03/01/07(b)(f)                        SP-1+       --        500         501,542
----------------------------------------------------------------------------------------
Kalamazoo (County of) Public Schools Series
  2006, School Building and Site Refunding
  Unlimited Tax GO (INS-Financial Securities
  Assurance Inc.)
  4.00%, 05/01/07(d)                             AAA      Aaa        390         390,625
----------------------------------------------------------------------------------------
Michigan (State of) Warren Consolidated
  Schools District Series 2003, Limited Tax
  GO (INS-Financial Guaranty Insurance Co.)
  5.00%, 05/01/07(d)                             AAA      Aaa        340         342,792
----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

MICHIGAN-(CONTINUED)

Oakland (County of) Economic Development
  Corp. (Rochester College Project); Series
  2001, VRD Limited Obligation RB
  (LOC-JPMorgan Chase Bank, N.A.)
  3.83%, 08/01/21(b)(c)(m)                        --   VMIG-1     $  655     $   655,000
========================================================================================
                                                                               2,390,895
========================================================================================

MISSOURI-0.22%

Kansas City (City of) Industrial Development
  Authority (Ewing Marion Kauffman); Series
  1997 B, RB
  5.70%, 04/01/07(i)(l)                          AAA       --        100         101,023
========================================================================================

NEW MEXICO-6.51%

New Mexico (State of) Hospital Equipment Loan
  Council (Dialysis Clinic, Inc. Project);
  Series 2000, VRD RB (LOC-SunTrust Bank)
  3.81%, 07/01/25(b)(c)                           --   VMIG-1      3,000       3,000,000
========================================================================================

NEW YORK-0.22%

New York (State of) Thruway Authority;
  Highway and Bridge Trust Fund Series 1997
  A, RB 5.25%, 04/01/07(i)(l)                    AAA      Aaa        100         102,768
========================================================================================

NORTH CAROLINA-0.28%

Fayetteville (City of); Public Works
  Commission Series 1997, RB 5.13%,
  03/01/07(i)(l)                                 AAA      Aaa        125         126,929
========================================================================================

NORTH DAKOTA-9.20%

Fargo (City of) (Cass Oil Co. Project);
  Series 1984, Commercial Development VRD RB
  (LOC-U.S. Bank N.A.)
  3.90%, 12/01/14(b)(c)                         A-1+       --      4,240       4,240,000
========================================================================================

OHIO-0.65%

Ohio (State of) Higher Educational Facility
  Commission (University of Dayton Project)
  Series 2006, RB (INS-Ambac Assurance Corp.)
  4.00%, 12/01/06(d)                             AAA      Aaa        300         300,127
========================================================================================

OKLAHOMA-2.72%

Tulsa (County of) Industrial Authority
  (Capital Improvements); Series 2003 A VRD
  RB 3.70%, 05/15/17(g)(h)                      A-1+       --        650         650,000
----------------------------------------------------------------------------------------
  Series 2006 D RB (INS-Financial Securities
  Assurance Inc.)
  4.25%, 07/01/07(d)                             AAA       --        600         603,030
========================================================================================
                                                                               1,253,030
========================================================================================

AIM Tax-Exempt Cash Fund


                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

PENNSYLVANIA-4.99%

Beaver (County of) Series 1996 A, Unlimited
  Tax GO 5.75%, 10/01/06(i)(l)                   AAA      Aaa     $  375     $   375,000
----------------------------------------------------------------------------------------
Franklin (County of) Industrial Development
  Authority (Chambersburg Hospital Obligated
  Group Projects); Series 2000, Health Care
  VRD IDR (INS-Ambac Assurance Corp.)
  3.79%, 12/01/24(c)(d)                         A-1+       --      1,775       1,775,000
----------------------------------------------------------------------------------------
McKeesport Area School District Series 1996
  C, Unlimited Tax GO 6.00%, 10/01/06(i)(l)      AAA      Aaa        150         150,000
========================================================================================
                                                                               2,300,000
========================================================================================

TENNESSEE-3.15%

Hawkins (County of) Industrial Development
  Board (Leggett & Platt Inc.); Series 1988
  B, Refunding VRD IDR (LOC-Wachovia Bank,
  N.A.)
  3.90%, 10/01/27(b)(c)(k)                        --       --      1,450       1,450,000
========================================================================================

TEXAS-12.58%

Bexar (County of) Health Facilities
  Development Corp. (Warm Springs
  Rehabilitation Foundation Project); Series
  1997, Health Care System VRD RB
  (LOC-JPMorgan Chase Bank, N.A)
  3.83%, 09/01/27(b)(c)                           --   VMIG-1      2,500       2,500,000
----------------------------------------------------------------------------------------
Garland (City of) Industrial Development
  Authority Inc. (Carroll Co. Project);
  Series 1984, VRD IDR (LOC-Wells Fargo Bank,
  N.A.) (Acquired 09/12/05; Cost $2,800,000)
  3.83%, 12/01/14(b)(c)(j)                        --      Aaa      2,800       2,800,000
----------------------------------------------------------------------------------------

                                                                 PRINCIPAL
                                                 RATINGS(A)      AMOUNT
                                                S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Sherman (City of) Higher Education Finance
  Corp. (Austin College Project); Series
  1997, Higher Education VRD RB (LOC-Bank of
  America, N.A.)
  3.79%, 01/01/18(b)(c)(m)                      A-1+       --     $  496     $   496,000
========================================================================================
                                                                               5,796,000
========================================================================================

UTAH-0.65%

Davis (County of); Series 2006, Unlimited Tax
  TRAN GO 4.50%, 12/28/06                         --    MIG-1        300         300,559
========================================================================================

WASHINGTON-4.41%

Seattle (Port of) Industrial Development
  Corp. (Sysco Food Services of Seattle, Inc.
  Project); Series 1994, Refunding VRD IDR
  3.84%, 11/01/25(c)(m)                         A-1+   VMIG-1      2,030       2,030,000
========================================================================================

WISCONSIN-1.95%

Kimberly (Village of) (Fox Cities YMCA
  Project); Series 2002, VRD RB (LOC-M&I
  Marshall & Ilsley Bank)
  3.88%, 04/01/32(b)(c)                           --   VMIG-1        900         900,000
========================================================================================
TOTAL INVESTMENTS-99.63%

  (Cost $45,904,982)(n)(o)                                                    45,904,982
========================================================================================
OTHER ASSETS LESS LIABILITIES-0.37%                                              168,824
========================================================================================
NET ASSETS-100.00%                                                           $46,073,806
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

COP   - Certificates of Participation
GO    - General Obligation Bonds
IDR   - Industrial Development Revenue Bonds
INS   - Insurer
LOC   - Letter of Credit
PCR   - Pollution Control Revenue Bonds
TAN   - Tax Anticipation Notes
TRAN  - Tax and Revenue Anticipation Notes
VRD   - Variable Rate Demand
Wts.  - Warrants

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service. Inc. ("Moody's"), except as indicated in note (k).
(b) Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.
(d) Principal and/or interest payments are secured by the bond insurance company listed.
(e) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined monthly. Rate shown is the rate in effect on September 30, 2006.
(f) The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows:
    Germany: 5.2%; other countries less than 5%: 2.8%.
(g) Interest rate is redetermined semi-annually. Rate shown is the rate in effect on September 30, 2006.
(h) Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months.
(i) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(j) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at September 30, 2006 was $4,745,000, which represented 10.30% of the Fund's Net Assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(k) Unrated security; determined by the investment advisor to be of comparable quality to the rated securities in which the Fund may invest pursuant to guidelines of quality adopted by the Board of Trustees and followed by the investment advisor.
(l) Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(m) In accordance with the procedures established by the Board of Trustees, investments are through participation in joint accounts with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates.
(n) This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer's obligations but may be called upon to satisfy the issuer's obligations.

                             ENTITIES                            PERCENTAGE
   ------------------------------------------------------------------------
   Wachovia Bank, N.A.                                              10.5%
   ------------------------------------------------------------------------
   U.S. Bank, N.A.                                                  10.3
   ------------------------------------------------------------------------
   Wells Fargo Bank, N.A.                                            9.8
   ------------------------------------------------------------------------
   SunTrust Bank                                                     9.4
   ------------------------------------------------------------------------
   JPMorgan Chase Bank, N.A.                                         9.0
   ------------------------------------------------------------------------
   Branch Banking & Trust Co.                                        6.0
   ------------------------------------------------------------------------
   Deutsche Bank A.G.                                                5.2
   ------------------------------------------------------------------------
   Other Entities Less than 5%                                      39.4
   ________________________________________________________________________
   ========================================================================

(o) Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $45,904,982)        $45,904,982
-----------------------------------------------------------
Receivables for:
  Investments sold                                  501,199
-----------------------------------------------------------
  Fund shares sold                                  212,192
-----------------------------------------------------------
  Interest                                          260,885
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               61,837
-----------------------------------------------------------
Other assets                                         20,346
===========================================================
    Total assets                                 46,961,441
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Investments purchased                             603,172
-----------------------------------------------------------
  Fund shares reacquired                            174,009
-----------------------------------------------------------
  Dividends                                           2,441
-----------------------------------------------------------
  Trustee deferred compensation and retirement
    plans                                            67,852
-----------------------------------------------------------
Accrued distribution fees                             2,748
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              342
-----------------------------------------------------------
Accrued transfer agent fees                           2,996
-----------------------------------------------------------
Accrued operating expenses                           34,075
===========================================================
    Total liabilities                               887,635
===========================================================
Net assets applicable to shares outstanding     $46,073,806
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                   $46,052,274
-----------------------------------------------------------
Undistributed net investment income                  21,532
===========================================================
                                                $46,073,806
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                         $33,312,755
___________________________________________________________
===========================================================
Investor Class                                  $12,761,051
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          33,305,303
___________________________________________________________
===========================================================
Investor Class                                   12,786,127
___________________________________________________________
===========================================================
Net asset value, offering and redemption price
  per share for each class                      $      1.00
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $879,677
======================================================================

EXPENSES:

Advisory fees                                                   85,385
----------------------------------------------------------------------
Administrative services fees                                    25,068
----------------------------------------------------------------------
Custodian fees                                                   1,300
----------------------------------------------------------------------
Distribution fees -- Class A                                    43,943
----------------------------------------------------------------------
Transfer agent fees                                             37,911
----------------------------------------------------------------------
Trustees' and officer's fees and benefits                        7,404
----------------------------------------------------------------------
Registration and filing fees                                    25,850
----------------------------------------------------------------------
Professional services fees                                      29,763
----------------------------------------------------------------------
Other                                                           16,092
======================================================================
    Total expenses                                             272,716
======================================================================
Less: Fees waived, expenses reimbursed and expense offset
  arrangement                                                  (28,636)
======================================================================
    Net expenses                                               244,080
======================================================================
Net investment income                                          635,597
======================================================================
Net increase in net assets resulting from operations          $635,597
______________________________________________________________________
======================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Exempt Cash Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                               SEPTEMBER 30,       MARCH 31,
                                                                    2006              2006
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                         $   635,597       $  1,077,521
==============================================================================================
Distributions to shareholders from net investment income:
  Class A                                                          (452,539)          (774,642)
----------------------------------------------------------------------------------------------
  Investor Class                                                   (183,058)          (302,879)
==============================================================================================
    Decrease in net assets resulting from distributions            (635,597)        (1,077,521)
==============================================================================================
Share transactions-net:
  Class A                                                        (4,515,758)        (9,085,283)
----------------------------------------------------------------------------------------------
  Investor Class                                                 (1,643,645)        (2,810,363)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                          (6,159,403)       (11,895,646)
==============================================================================================
    Net increase (decrease) in net assets                        (6,159,403)       (11,895,646)
==============================================================================================

NET ASSETS:

  Beginning of period                                            52,233,209         64,128,855
==============================================================================================
  End of period (including undistributed net investment
    income of $21,532 and $21,532, respectively)                $46,073,806       $ 52,233,209
______________________________________________________________________________________________
==============================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Exempt Cash Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of tax-exempt income as is consistent with the preservation of capital and maintenance of liquidity.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

AIM Tax-Exempt Cash Fund

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 0.35% of the Fund's average daily net assets.

    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,028.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $25,068.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AIS $37,911.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A and Investor Class shares (collectively the "Plans"). The Fund, pursuant to the Plans, pays ADI compensation up to a maximum annual rate of 0.25% of the Fund's average daily net assets of Class A shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A shares may be paid to furnish continuing personal shareholder services to customers who purchase and own the shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. ADI has contractually agreed to waive 0.15% of the Rule 12b-1 plan fees of Class A shares through June 30, 2007. Pursuant to the Plans, for the six months ended September 30, 2006, the Class A shares paid $17,577 after ADI waived Plan fees of 26,366.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

AIM Tax-Exempt Cash Fund

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $1,242.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $1,391 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2006.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    The Fund did not have a capital loss carryforward as of March 31, 2006.

AIM Tax-Exempt Cash Fund

NOTE 7--SHARE INFORMATION

The Fund currently consists of two different classes of shares: Class A and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to contingent deferred sales charge.

                                             CHANGES IN SHARES OUTSTANDING
------------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                 SEPTEMBER 30, 2006(A)             MARCH 31, 2006
                                                              ---------------------------    ---------------------------
                                                                SHARES          AMOUNT         SHARES          AMOUNT
------------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                      25,076,641    $ 25,076,641     44,179,844    $ 44,179,844
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                3,765,526       3,765,526     13,035,687      13,035,687
========================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                         435,549         435,549        663,775         663,775
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                                  176,517         176,517        290,845         290,845
========================================================================================================================
Reacquired:
  Class A                                                     (30,027,948)    (30,027,948)   (53,928,902)    (53,928,902)
------------------------------------------------------------------------------------------------------------------------
  Investor Class                                               (5,585,688)     (5,585,688)   (16,136,895)    (16,136,895)
========================================================================================================================
                                                               (6,159,403)   $ (6,159,403)   (11,895,646)   $(11,895,646)
________________________________________________________________________________________________________________________
========================================================================================================================

(a) There are two individuals that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 28% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 8--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

NOTE 9--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                          CLASS A
                                                          -----------------------------------------------------------------------
                                                           SIX MONTHS
                                                              ENDED                          YEAR ENDED MARCH 31,
                                                          SEPTEMBER 30,       ---------------------------------------------------
                                                              2006             2006       2005       2004       2003       2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
---------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           0.01             0.02       0.01      0.004       0.01       0.02
=================================================================================================================================
Less dividends from net investment income                      (0.01)           (0.02)     (0.01)    (0.004)     (0.01)     (0.02)
=================================================================================================================================
Net asset value, end of period                               $  1.00          $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(a)                                                 1.30%            1.88%      0.72%      0.41%      0.77%      1.84%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $33,313          $37,828    $46,914    $75,547    $66,342    $54,996
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers and/or expense reimbursements                1.03%(b)         0.94%      0.80%      0.76%      0.79%      0.79%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers and/or expense reimbursements             1.18%(b)         1.09%      1.00%      0.91%      0.94%      0.94%
=================================================================================================================================
Ratio of net investment income to average net assets            2.58%(b)         1.84%      0.68%      0.40%      0.76%      1.85%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $35,058,564.

AIM Tax-Exempt Cash Fund

                                                                                     INVESTOR CLASS
                                                              ------------------------------------------------------------
                                                                                                        SEPTEMBER 30, 2003
                                                               SIX MONTHS             YEAR ENDED           (DATE SALES
                                                                  ENDED               MARCH 31,           COMMENCED) TO
                                                              SEPTEMBER 30,       ------------------        MARCH 31,
                                                                  2006             2006       2005             2004
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  1.00          $  1.00    $  1.00         $  1.00
--------------------------------------------------------------------------------------------------------------------------
Net investment income                                               0.01             0.02       0.01           0.002
==========================================================================================================================
Less dividends from net investment income                          (0.01)           (0.02)     (0.01)         (0.002)
==========================================================================================================================
Net asset value, end of period                                   $  1.00          $  1.00    $  1.00         $  1.00
__________________________________________________________________________________________________________________________
==========================================================================================================================
Total return(a)                                                     1.35%            1.98%      0.82%           0.23%
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $12,761(a)       $14,405    $17,215         $20,169
__________________________________________________________________________________________________________________________
==========================================================================================================================
Ratio of expenses to average net assets                             0.93%(b)         0.84%      0.70%(c)         0.67%(d)
==========================================================================================================================
Ratio of net investment income to average net assets                2.68%(b)         1.94%      0.78%           0.49%(d)
__________________________________________________________________________________________________________________________
==========================================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b) Ratios are annualized and based on average daily net assets of $13,599,425.
(c) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.75% for the year ended March 31, 2005.
(d)  Annualized.

NOTE 10--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category

AIM Tax-Exempt Cash Fund
      of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

AIM Tax-Exempt Cash Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Carl Frischling                                                                 Houston, TX 77210-4739
                                  Sidney M. Dilgren
Robert H. Graham                  Vice President, Treasurer                     CUSTODIAN
Vice Chair                        and Principal Financial Officer               The Bank of New York
                                                                                2 Hanson Place
Prema Mathai-Davis                Lisa O. Brinkley                              Brooklyn, NY 11217-1431
                                  Vice President
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        J. Philip Ferguson                            Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Karen Dunn Kelley                             Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173

      DOMESTIC EQUITY                                 SECTOR EQUITY                            ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                             DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund                 AIM Utilities Fund                          AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                          FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(1)                 AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
                                             AIM Short Term Bond Fund
*Domestic equity and income fund             AIM Total Return Bond Fund
                                             Premier Portfolio
                                             Premier U.S. Government Money Portfolio

    INTERNATIONAL/GLOBAL EQUITY
                                             TAX-FREE
AIM Asia Pacific Growth Fund
AIM China Fund                               AIM High Income Municipal Fund(1)
AIM Developing Markets Fund                  AIM Municipal Bond Fund
AIM European Growth Fund                     AIM Tax-Exempt Cash Fund
AIM European Small Company Fund(1)           AIM Tax-Free Intermediate Fund
AIM Global Aggressive Growth Fund            Premier Tax-Exempt Portfolio
AIM Global Equity Fund
AIM Global Growth Fund                       =======================================================================================
AIM Global Value Fund                        CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY.
AIM Japan Fund                               FOR THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR
AIM International Core Equity Fund           FINANCIAL ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM International Growth Fund                =======================================================================================
AIM International Small Company Fund(1)
AIM Trimark Fund



(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

   If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.


AIMinvestments.com                   TEC-SAR-1       A I M Distributors, Inc.


                     YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                       --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

FIXED INCOME                                                        AIM TAX-FREE
                                                               INTERMEDIATE FUND
Tax-Free Investment Grade
                          Semiannual Report to Shareholders o September 30, 2006

Table of Contents

Supplemental Information..........     2

Letters to Shareholders...........     3

Performance Summary...............     5

Management Discussion.............     5

Long-term Fund Performance........     7

Fund Expenses.....................     8

Approval of Advisory Agreement....     9

Schedule of Investments...........   F-1

Financial Statements..............   F-8

Notes to Financial Statements.....  F-10

Financial Highlights..............  F-15

Trustees and Officers.............  F-19


                              [COVER GLOBE IMAGE]


[AIM INVESTMENT SOLUTIONS]


[GRAPHIC]        [GRAPHIC]        [GRAPHIC]

[DOMESTIC     [INTERNATIONAL/      [SECTOR
 EQUITY]      GLOBAL EQUITY]       EQUITY]



[GRAPHIC]        [GRAPHIC]        [GRAPHIC]

[FIXED          [ALLOCATION      [DIVERSIFIED
INCOME]          SOLUTIONS]       PORTFOLIOS]


[AIM INVESTMENTS LOGO APPEARS HERE]
      --Registered Trademark--

AIM TAX-FREE INTERMEDIATE FUND

====================================================================================================================================
AIM TAX-FREE INTERMEDIATE FUND SEEKS TO GENERATE AS HIGH A LEVEL OF TAX-EXEMPT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF
CAPITAL.

o Unless otherwise stated, information presented in this report is as of September 30, 2006, and is based on total net assets.
====================================================================================================================================

ABOUT SHARE CLASSES                          conditions; regional or global economic      reflect sales charges. Performance of an
                                             instability; and interest rate               index of funds reflects fund expenses;
o As of the close of business October 30,    fluctuations.                                performance of a market index does not.
2002, Class A shares were closed to new
investors.                                   o The tax-exempt character of the interest   OTHER INFORMATION
                                             paid on synthetic municipal securities is
PRINCIPAL RISKS OF INVESTING IN THE FUND     based on the tax-exempt income stream from   o Revenue bonds are issued to finance
                                             the collateral. The Internal Revenue         public-works projects and are supported
o The Fund may invest in debt securities     Service has not ruled on this issue and      directly by the project's revenues.
such as notes and bonds that carry           could deem income derived from synthetic     General obligation (GO) bonds are backed
interest rate and credit risk.               municipal securities to be taxable.          by the full faith and credit (including
                                                                                          the taxing and further borrowing power) of
o There is no guarantee that the             ABOUT INDEXES USED IN THIS REPORT            a state or municipality. Revenue bonds
investment techniques and risk analyses                                                   often are considered more attractive,
used by the Fund's portfolio managers will   o The unmanaged LIPPER INTERMEDIATE          since many public-works projects (water
produce the desired results.                 MUNICIPAL DEBT FUNDS INDEX represents an     and sewer improvements, for example) are
                                             average of the 30 largest                    necessities, and demand for them remains
o The Fund may invest in lower-quality       intermediate-term municipal-bond funds       constant regardless of economic
debt securities, commonly known as "junk     tracked by Lipper Inc., an independent       conditions. Shareholders may benefit from
bonds." Compared to higher quality debt      mutual fund performance monitor.             their consistent income in the event of an
securities, junk bonds involve greater                                                    economic slow-down. Escrowed and
risk of default or price changes due to      o The unmanaged LEHMAN BROTHERS MUNICIPAL    pre-refunded bonds are bonds whose
changes in credit quality of the issuer      BOND INDEX, which represents the             repayment is guaranteed by the funds from
because they are generally unsecured and     performance of investment-grade municipal    a second bond issue, which are usually
may be subordinated to other creditors'      bonds, is compiled by Lehman Brothers, a     invested in U.S. Treasury bonds.
claims. Credit ratings on junk bonds do      global investment bank.
not necessarily reflect their actual                                                      o The average credit quality of the Fund's
market risk.                                 o The MERRILL LYNCH 3-7 YEAR MUNICIPAL       holdings as of the close of the reporting
                                             INDEX is a domestic bond index that holds    period represents the weighted average
o The value of, payment of interest and      investment-grade municipal bonds with        quality rating of the securities in the
repayment of principal by, and the ability   maturities that range between 3 and 7        portfolio as assigned by Nationally
of the Fund to sell, a municipal security    years.                                       Recognized Statistical Rating
may be affected by constitutional                                                         Organizations based on assessment of the
amendments, legislative enactments,          o The unmanaged LEHMAN BROTHERS U.S.         credit quality of the individual
executive orders, administrative             AGGREGATE BOND INDEX (the Lehman             securities. For non-rated securities in
regulations and voter initiatives as well    Aggregate), which represents the U.S.        the portfolio the credit quality rating is
as the economies of the regions in which     investment-grade fixed-rate bond market      assigned by A I M Advisors, Inc. using
the Fund invests.                            (including government and corporate          similar criteria.
                                             securities, mortgage pass-through
o Because the Fund may invest a relatively   securities and asset-backed securities),     o The returns shown in management's
high percentage of its total assets in       is compiled by Lehman Brothers, a global     discussion of Fund performance are based
municipal securities issued by entities      investment bank.                             on net asset values calculated for
having similar characteristics, the value                                                 shareholder transactions. Generally
of your shares may rise and fall more than   o The Fund is not managed to track the       accepted accounting principles require
the shares of a fund that invests in a       performance of any particular index,         adjustments to be made to the net assets
broader range of securities.                 including the indexes defined here, and      of the Fund at period end for financial
                                             consequently, the performance of the Fund    reporting purposes, and as such, the net
o The prices of and the income generated     may deviate significantly from the           asset values for shareholder transactions
by securities held by the Fund may decline   performance of the indexes.                  and the returns based on those net asset
in response to certain events, including                                                  values may differ from the net asset
those directly involving the issuers, or     o A direct investment cannot be made in an   values and returns reported in the
in the case of industrial development        index. Unless otherwise indicated, index     Financial Highlights.
revenue bonds, the company for whose         results include reinvested dividends, and
benefit the bonds are being issued;          they do not
general economic and market                                                               Continued on page 7

======================================================================================    ==========================================
THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS,     FUND NASDAQ SYMBOLS
WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES.
INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.                                      Class A Shares                       AITFX
======================================================================================    Class A3 Shares                      ATFAX
                                                                                          ==========================================

===================================================
NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE
===================================================



AIMinvestments.com

AIM TAX-FREE INTERMEDIATE FUND


                    Dear Shareholders of The AIM Family of Funds --Registered Trademark--:

                    We're pleased to provide you with this report, which includes a discussion of how your Fund was managed during the period under review in this report, and what factors affected its performance.

                        It's been said nothing is certain but death and taxes.
      [TAYLOR       We would venture to add that one other thing is certain:
       PHOTO]       Markets change--and change often--in the short term, in
                    response to constantly changing economic, geopolitical and other factors. For example, from April to July, U.S. equity markets demonstrated weakness and volatility as economic
                    data suggested that inflation might be higher than
   Philip Taylor    previously estimated. But in August, the U.S. Federal
                    Reserve Board, for the first time in more than two years, chose not to raise short-term interest rates, suggesting that it believed inflation was contained. Together with continuing strong corporate profits and declining oil prices, this caused U.S. equity markets to surge, and as the reporting period drew to a close, major market averages neared multi-year highs. Despite fears about a slowing global economy, most foreign markets demonstrated strength during the reporting period.

                        While we can't do anything about the ambiguity and
                    uncertainty surrounding death and taxes, we can suggest an alternative to reacting to fluctuating short-term market conditions: Maintain a diversified portfolio. AIM Investments --Registered Trademark--can help by offering a broad product line that gives your financial advisor the necessary tools to build a portfolio that's right for you regardless of market conditions. AIM offers a comprehensive range of retail mutual funds, including domestic, global and international equity funds, taxable and tax-exempt fixed-income funds, and a variety of allocation portfolios--with varied risk and return characteristics to match your needs. We maintain this extensive set of product solutions for one reason: We believe in the value of comprehensive, diversified investment portfolios.

                        We've changed the look of our annual reports to reflect
                    that belief. In our marketing and now our shareholder literature, we represent a fully diversified portfolio graphically as an allocation pie chart and assign each asset class a color--green for domestic equity, blue for international, orange for sector and purple for fixed income. A legend in the left column illustrates the methodology. Your report cover now shows your Fund's asset class color, plus the asset class and sub-asset class name are shown in the upper-left corner. The reason for these changes is to help you better understand where your Fund fits into your overall portfolio.

                        AIM has a variety of investment solutions, and knowing
                    which ones are right for your portfolio is complex. That's why we also believe in the value of a trusted financial advisor who will work with you to create an investment plan you can stick with for the long term. Your financial advisor can help allocate your portfolio appropriately and review your investments regularly to ensure they remain suitable as your financial situation changes. While there are no guarantees with any investment program, a long-term plan that's based on your financial goals, risk tolerance and time horizon is more likely to keep you and your investments on track.

                        At a recent meeting of the AIM Funds board, Robert H.
                    Graham relinquished his position as president of AIM Funds, a post customarily held by the chief executive officer of AIM Investments. Bob--one of three founders of AIM Investments in 1976--has a well-earned reputation for being one of the most knowledgeable leaders in the mutual fund industry. As I assume Bob's previous responsibilities, I'm pleased that he'll remain actively involved as the vice chair of AIM Funds.

                    OUR COMMITMENT TO YOU

                    In the short term, the one sure thing about markets is their unpredictability. While past performance cannot guarantee comparable future results, we believe that staying invested for the long term with a thoughtful plan offers the best opportunity for weathering that unpredictability. We at AIM Investments remain committed to building enduring solutions to help you achieve your investment goals, and we're pleased you've placed your trust in us.

                        Information about investing, the markets and your Fund
                    is always available on our Web site, AIMinvestments.com. If you have questions about your individual account, we invite you to contact one of our highly trained client services representatives at 800-959-4246.


                    Sincerely,

                    /s/ PHILIP TAYLOR

                    Philip Taylor
                    President - AIM Funds
                    CEO, AIM Investments

                    November 15, 2006


                    AIM Investments is a registered service mark of A I M Management Group Inc. A I M Advisors, Inc. and A I M Capital Management, Inc. are the investment advisors. A I M Distributors, Inc. is the distributor for the retail funds represented by AIM Investments.

AIM TAX-FREE INTERMEDIATE FUND


                    Dear Fellow AIM Fund Shareholders:

                    At our meeting at the end of June, your Board completed its comprehensive review* of each fund's advisory agreement with A I M Advisors, Inc. (AIM) to make certain your interests are being served in terms of fees, performance and operations.

                        Looking ahead, your Board finds many reasons to be
     [CROCKETT      positive about AIM's management and strategic direction.
       PHOTO]       Most importantly, AIM's investment management discipline is paying off in terms of improved overall performance. While work remains to be done, AIM's complex-wide, asset-weighted mutual fund performance for the trailing one-, three- and five-year periods is at its highest since 2000 for the
 Bruce L. Crockett  periods ended September 30, 2006. We are also pleased with
                    AIM's efforts to seek more cost-effective ways of delivering superior service.

                        In addition, AIM is realizing the benefits of belonging
                    to a leading independent global investment management organization in its parent company, AMVESCAP PLC, which is dedicated to helping people worldwide build their financial security. AMVESCAP managed approximately $441 billion globally as of September 30, 2006, operating under the AIM, INVESCO, AIM Trimark, INVESCO PERPETUAL and Atlantic Trust brands. These companies are home to an abundance of investment talent that is gradually being integrated and leveraged into centers of excellence, each focusing on a given market segment or asset class. Over the next few years, your Board will be meeting at these various centers of excellence to learn about their progress and how they may serve you through our goal of enhancing performance and reducing costs.

                        The seven new AIM funds--which include Asian funds,
                    structured U.S. equity funds and specialized bond funds--are an early example of the kind of opportunities the AMVESCAP organization can provide AIM clients. More information on these funds can be found on AIM's Web site.

                        Your Board is very pleased with the overall direction
                    and progress of the AIM Funds. We're working closely and effectively with AIM's management to continue this momentum. As always, your Board is eager to hear your views on how we might better serve you. Please send your comments in a letter addressed to me at AIM Investments, AIM Investments Tower, 11 Greenway Plaza, Suite 100, Houston TX 77046.


                    Sincerely,

                    /s/ BRUCE L. CROCKETT

                    Bruce L. Crockett
                    Independent Chair
                    AIM Funds Board

                    November 15, 2006


                    *To learn more about all the factors we considered before approving each fund's advisory agreement, go to the "Products & Performance" tab at the AIM Web site (AIMinvestments.com) and click on "Investment Advisory Agreement Renewals." The approval of advisory agreement information for your Fund is also included in this semiannual report on pages 9-10.

AIM TAX-FREE INTERMEDIATE FUND

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

======================================================================================    allow us to invest in BBB-rated or
                                                                                          equivalent municipal bonds and to allow us
PERFORMANCE SUMMARY                                                                       to invest up to 20% of the Fund's total
                                                                                          net assets in below-investment-grade
For the six months ended September 30, 2006, and excluding applicable sales charges,      issues. The Fund does not invest in bonds
Class A shares of AIM Tax-Free Intermediate Fund underperformed the Fund's broad          that pay interest subject to the
market and style-specific indexes, the Lehman Brothers Municipal Bond Index and the       alternative minimum tax.
Merrill Lynch 3-7 Year Municipal Index, respectively.
                                                                                              We generally invest in revenue bonds,
    The Fund's underperformance was primary attributable to its investments in shorter    which are municipal bonds issued to
duration municipal securities. Particularly during the second half of the reporting       finance specific public works, such as
period, longer duration municipal securities generally outperformed their shorter         bridges or sewer systems. Proceeds
duration counterparts. In addition, our investments in higher rated bonds detracted       generated by those projects are used to
from performance, given that lower quality municipal bonds generally outperformed         pay interest and principal on the bonds.
higher quality bonds during the reporting period.                                         We also prefer to invest in insured
                                                                                          municipal bonds, which offer competitive
    Your Fund's long-term performance appears on page 7.                                  yields with greater safety and liquidity
                                                                                          than similar uninsured municipal bonds.

FUND VS. INDEXES                                                                              We typically purchase and hold
                                                                                          municipal bonds to maturity to avoid
Cumulative total returns 3/31/06-9/30/06, excluding applicable sales charges. If sales    selling-related capital gains. However,
charges were included, returns would be lower.                                            there are times when we will sell
                                                                                          securities based on various factors, which
Class A Shares                                                                   2.08%    can include:
Class A3 Shares                                                                  1.94
Lehman Brothers Municipal Bond Index (Broad Market Index)                        3.44     o A downgrade in credit quality.
Merrill Lynch 3-7 Year Municipal Index (Style-Specific Index)                    2.78
Lipper Intermediate Municipal Debt Funds Index (Peer Group Index)                3.00     o A decision to shorten or lengthen the
                                                                                          Fund's duration.
SOURCE: LIPPER INC.
======================================================================================    o A decision to limit or reduce the Fund's
                                                                                          exposure to a particular sector or issuer.
HOW WE INVEST                                    We invest primary in municipal
                                             bonds, including revenue and general         MARKET CONDITIONS AND YOUR FUND
We believe that an actively managed          obligation bonds. The Fund is permitted
portfolio of municipal bonds may provide a   to maintain a weighted average maturity      Economic activity slowed during the
steady stream of tax-exempt income while     of three to 10 years with no                 reporting period, the result of two years
protecting investors' principal. Through     security-specific maturity constraints,      of tightening by the U.S. Federal Reserve
active management of the Fund, we strive     which affords us an opportunity to           Board (the Fed), record oil prices and a
to avoid capital gains and ordinary          better capitalize on interest rate           slowing housing market. Gross domestic
income, both of which are taxable to         movements while striving to preserve         product (GDP), the broadest measure of
shareholders, while providing competitive    capital. Effective July 20, 2006, the        economic activity, advanced at an
tax-exempt income.                           Fund's investment strategy was               annualized rate of 2.6% in the second
                                             modified to                                  quarter of 2006, down from the
                                                                                          exceptionally strong 5.6% annualized rate
                                                                                          recorded

                                                                                                                         (continued)
==========================================   ======================================================================================
PORTFOLIO COMPOSITION                        TOP FIVE FIXED-INCOME HOLDINGS
By credit quality                                                                                                     % OF NET
                                                                                             COUPON     MATURITY       ASSETS
AAA                                  79.8%   1. District of Columbia                          5.50%     06/01/09        4.9%
AA                                   15.8    2. Chicago (City of)                             6.50      12/01/08        3.2
A                                     4.4    3. Energy Northwest                              5.50      07/01/11        3.1
                                             4. New Jersey (State of)
SOURCES: MOODY'S, STANDARD & POOR'S AND         Transportation Trust Fund Authority           5.50      06/15/10        2.9
FITCH.                                       5. San Antonio (City of)                         5.25      02/01/10        2.2

The Fund's holdings are subject to change,   ======================================================================================
and there is no assurance the Fund will      Total Net Assets                                                $261.9 million
continue to hold any particular security.    Total Number of Holdings                                                   125
==========================================   Average Credit Quality Rating                                              AA+
                                             Weighted Average Maturity                                           3.51 years
                                             Average Duration                                                    2.80 years
                                             ======================================================================================

AIM TAX-FREE INTERMEDIATE FUND

in the first quarter of the year. Early          Demand for higher yields continued to    IN CLOSING
estimates suggested that economic growth     drive performance in the municipal bond
continued to slow in the third quarter,      market. Investors were looking to earn       We welcome any new investors who joined
with GDP growing at an annualized rate of    higher yields in the lower rated sector,     the Fund during the reporting period, and
1.6%.                                        which outperformed the higher quality        we thank all of our existing shareholders
                                             municipal sector during the six-month        for your continued investment in AIM
    To the extent that a strong housing      reporting period.                            Tax-Free Intermediate Fund.
market has been a primary driver of strong
economic growth during the past few years,       Throughout the reporting period, the     The views and opinions expressed in
its recent pullback has eased Fed            Fund maintained its defensive stance by      management's discussion of Fund
officials' inflation concerns in recent      maintaining a relatively short               performance are those of A I M Advisors,
months.                                      duration--2.80 years at the close of the     Inc. These views and opinions are subject
                                             reporting period. In regard to the Fund's    to change at any time based on factors
    On June 29, the Fed announced its 17th   maturity, we chose to stay in the shorter    such as market and economic conditions.
consecutive interest rate increase and       end of the maturity range as well. During    These views and opinions may not be relied
raised the federal funds target rate by 25   the later part of the reporting period,      upon as investment advice or
basis points (0.25%) to 5.25%. However,      the 10-year and longer maturity portion of   recommendations, or as an offer for a
signs of a cooling U.S. economy prompted     the municipal market outperformed the        particular security. The information is
investors to conclude that the need for      shorter maturity portion. Due to the flat    not a complete analysis of every aspect of
further near-term interest rate hikes was    yield curve and the recent outperformance    any market, country, industry, security or
diminishing. In line with these              of longer maturity bonds, the Fund's short   the Fund. Statements of fact are from
expectations, the Fed kept its federal       duration and short maturity positioning      sources considered reliable, but A I M
funds target rate unchanged at 5.25% for     had a negative impact on its performance.    Advisors, Inc. makes no representation or
two consecutive meetings in August and                                                    warranty as to their completeness or
September, but held out the possibility          Our emphasis on thorough credit          accuracy. Although historical performance
that further rate increases could be         research helped us build a portfolio of      is no guarantee of future results, these
forthcoming if needed to fight inflation.    higher rated municipal bonds. We believed    insights may help you understand our
Inflation pressures remain a primary         that yields available on lower quality       investment management philosophy.
concern of the Fed, and the need for         issues were insufficient to compensate us
further interest rate increases will         for the risks associated with such               See important Fund and index
depend on future economic developments.      investments. As a result, the bulk of Fund   disclosures on the inside front cover.
                                             assets remained invested in higher quality
    The rally in the bond market during      municipal bonds rated AAA and AA. Given
the six-month reporting period primarily     that lower rated issues generally                                Richard A. Berry
was driven by evidence of a weakening        outperformed higher quality bonds during           [BERRY        Chartered Financial
economy; that evidence included lower        the reporting period, the Fund's relative          PHOTO]        Analyst, senior
monthly payroll numbers and continued        performance was negatively affected.                             portfolio manager, is
weakness in the housing market. The                                                       co-manager of AIM Tax-Free Intermediate
general upward trend in bond yields that         The Fund's sector allocation remained    Fund. Mr. Berry joined AIM in 1987 and has
had been evident for the first part of the   relatively constant throughout the           been in the investment industry since
year came to an end in late June. Both       reporting period. We favored insured         1968. He has served as president and
long-term and short-term yields dropped      municipal bonds over uninsured bonds.        director of the Dallas Association of
significantly by the end of the reporting    Insured bonds generally offer competitive    Investment Analysts, chairman of the board
period as market participants saw            yields with greater safety and liquidity     of regents of Financial Analysts Seminar
inflation as a lessening threat. As of       than similarly structured uninsured          and a trustee of Lancaster Independent
September 29, the two-year U.S. Treasury     municipal securities. Because the insured    School District. He earned his B.B.A. and
bond yield stood at 4.69%, down 47 basis     sector was one of the best performing        M.B.A. from Texas Christian University.
points (0.47%) from the end of June. The     sectors during the reporting period, our
10-year U.S. Treasury bond yield declined    large allocation to insured bonds                                Stephen D. Turman
by 51 basis points (0.51%) to 4.63% over     benefited Fund performance.                        [TURMAN       Chartered Financial
the same period (Source: Lehman Brothers                                                         PHOTO]       Analyst, senior
Inc.). Please keep in mind that bond             With regard to geographic                                    portfolio manager, is
yields and prices move in opposite           distribution, the Fund remained well                             co-manager of AIM
directions.                                  diversified, although Texas bonds            Tax-Free Intermediate Fund. Mr. Turman
                                             accounted for a greater percentage of net    began his career in the investment
    While municipal bonds remained           assets than bonds issued by municipalities   business in 1983 and joined AIM as a
attractively valued throughout the           in any other state. During the reporting     trader in 1985. Prior to joining AIM, he
reporting period, they could not quite       period, tax-exempt bonds issued by Texas     worked in institutional sales. Mr. Turman
keep up with the taxable bond sector. The    municipalities, as a group, underperformed   earned a B.B.A. in finance from The
Lehman Brothers Municipal Bond Index rose    the Lehman Brothers Municipal Bond Index,    University of Texas at Arlington.
3.44% during the reporting period,           and this had a negative impact on the
approximately 29 basis points (0.29%) less   Fund's performance relative to its broad     Assisted by Municipal Bond Team
than its taxable counterpart, the Lehman     market index.
Brothers U.S. Aggregate Bond Index, which                                                 FOR A PRESENTATION OF YOUR FUND'S
rose 3.73%.                                                                               LONG-TERM PERFORMANCE, PLEASE SEE PAGE 7.

AIM TAX-FREE INTERMEDIATE FUND

YOUR FUND'S LONG-TERM PERFORMANCE

==========================================
AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/06, including applicable sales charges

CLASS A SHARES
Inception (5/11/87)                  5.40%
10 Years                             4.45
 5 Years                             3.26
 1 Year                              1.48

CLASS A3 SHARES
10 Years                             4.19%
 5 Years                             3.10
 1 Year                              2.22
==========================================

THE INCEPTION DATE OF CLASS A3 SHARES IS     FRONT-END SALES CHARGE OR A CDSC;            REFLECT REINVESTED DISTRIBUTIONS, CHANGES
OCTOBER 31, 2002. RETURNS SINCE THAT DATE    THEREFORE, PERFORMANCE QUOTED IS AT NET      IN NET ASSET VALUE AND THE EFFECT OF THE
ARE HISTORICAL RETURNS. ALL OTHER RETURNS    ASSET VALUE. THE PERFORMANCE OF THE FUND'S   MAXIMUM APPLICABLE SALES CHARGE UNLESS
ARE THE BLENDED RETURNS OF THE HISTORICAL    SHARE CLASSES WILL DIFFER PRIMARILY DUE TO   OTHERWISE STATED. SHARE CLASSES INVESTMENT
PERFORMANCE OF THE FUND'S CLASS A3 SHARES    DIFFERENT SALES CHARGE STRUCTURES AND        RETURN AND PRINCIPAL VALUE SINCE WILL
SINCE THEIR INCEPTION AND THE RESTATED       CLASS EXPENSES.                              FLUCTUATE SO THAT YOU MAY HAVE ATHEIR GAIN
HISTORICAL PERFORMANCE OF THE SHARES (FOR                                                 OR LOSS WHEN YOU SELL SHARES.
PERIODS PRIOR TO THE INCEPTION OF CLASS A3       THE PERFORMANCE DATA QUOTED REPRESENT
SHARES) AT NET ASSET VALUE, ADJUSTED TO      PAST PERFORMANCE AND CANNOT GUARANTEE            HAD THE ADVISOR NOT WAIVED FEES A
REFLECT THE HIGHER RULE 12B-1 FEES           COMPARABLE FUTURE RESULTS; CURRENT           AND/OR REIMBURSED EXPENSES IN THE PAST,
APPLICABLE TO CLASS A3 SHARES. CLASS A       PERFORMANCE MAY BE LOWER OR HIGHER.          PERFORMANCE WOULD HAVE BEEN LOWER.
SHARES INCEPTION DATE IS MAY 11, 1987.       PERFORMANCE FIGURES DO NOT REFLECT
                                             DEDUCTION OF TAXES A SHAREHOLDER WOULD PAY
    CLASS A SHARE PERFORMANCE REFLECTS THE   ON FUND DISTRIBUTIONS OR SALE OF FUND
MAXIMUM 1.00% SALES CHARGE. CLASS A3         SHARES. PLEASE VISIT AIMINVESTMENTS.COM
SHARES DO NOT HAVE A                         FOR THE MOST RECENT MONTH-END PERFORMANCE.
                                             PERFORMANCE FIGURES



Continued from inside front cover

The Fund provides a complete list of its     Forms N-Q on the SEC Web site at sec.gov.    able without charge, upon request, from
holdings four times in each fiscal year,     Copies of the Fund's Forms N-Q may be        our Client Services department at
at the quarter-ends. For the second and      reviewed and copied at the SEC Public        800-959-4246 or on the AIM Web site,
fourth quarters, the lists appear in the     Reference Room in Washington, D.C. You can   AIMinvestments.com. On the home page,
Fund's semiannual and annual reports to      obtain information on the operation of the   scroll down and click on AIM Funds Proxy
shareholders. For the first and third        Public Reference Room, including             Policy. The information is also available
quarters, the Fund files the lists with      information about duplicating fee charges,   on the SEC Web site, sec.gov.
the Securities and Exchange Commission       by calling 202-942-8090 or 800-732-0330,
(SEC) on Form N-Q. The most recent list of   or by electronic request at the following    Information regarding how the Fund voted
portfolio holdings is available at           e-mail address: publicinfo@sec.gov. The      proxies related to its portfolio
AIMinvestments.com. From our home page,      SEC file numbers for the Fund are            securities during the 12 months ended June
click on Products & Performance, then        811-07890 and 033-66242.                     30, 2006, is available at our Web site. Go
Mutual Funds, then Fund Overview. Select                                                  to AIMinvestments.com, access the About Us
your Fund from the drop-down menu and        A description of the policies and            tab, click on Required Notices and then
click on Complete Quarterly Holdings.        procedures that the Fund uses to determine   click on Proxy Voting Activity. Next,
Shareholders can also look up the Fund's     how to vote proxies relating to portfolio    select the Fund from the drop-down menu.
                                             securities is avail-                         The information is also available on the
                                                                                          SEC Web site, sec.gov.

AIM TAX-FREE INTERMEDIATE FUND


CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      together with the amount you invested, to        The hypothetical account values and
                                             estimate the expenses that you paid over     expenses may not be used to estimate the
As a shareholder of the Fund, you incur      the period. Simply divide your account       actual ending account balance or expenses
two types of costs: (1) transaction costs,   value by $1,000 (for example, an $8,600      you paid for the period. You may use this
which may include sales charges (loads) on   account value divided by $1,000 = 8.6),      information to compare the ongoing costs
purchase payments or contingent deferred     then multiply the result by the number in    of investing in the Fund and other funds.
sales charges on redemptions; and            the table under the heading entitled         To do so, compare this 5% hypothetical
redemption fees, if any; and (2) ongoing     "Actual Expenses Paid During Period" to      example with the 5% hypothetical examples
costs, including management fees;            estimate the expenses you paid on your       that appear in the shareholder reports of
distribution and/or service fees (12b-1);    account during this period.                  the other funds.
and other Fund expenses. This example is
intended to help you understand your         HYPOTHETICAL EXAMPLE FOR COMPARISON              Please note that the expenses shown in
ongoing costs (in dollars) of investing in   PURPOSES                                     the table are meant to highlight your
the Fund and to compare these costs with                                                  ongoing costs only and do not reflect any
ongoing costs of investing in other mutual   The table below also provides information    transactional costs, such as sales charges
funds. The example is based on an            about hypothetical account values and        (loads) on purchase payments, contingent
investment of $1,000 invested at the         hypothetical expenses based on the Fund's    deferred sales charges on redemptions, and
beginning of the period and held for the     actual expense ratio and an assumed rate     redemption fees, if any. Therefore, the
entire period April 1, 2006, through         of return of 5% per year before expenses,    hypothetical information is useful in
September 30, 2006.                          which is not the Fund's actual return. The   comparing ongoing costs only, and will not
                                             Fund's actual cumulative total returns at    help you determine the relative total
ACTUAL EXPENSES                              net asset value after expenses for the six   costs of owning different funds. In
                                             months ended September 30, 2006, appear in   addition, if these transactional costs
The table below provides information about   the table "Fund vs. Indexes" on page 5.      were included, your costs would have been
actual account values and actual expenses.                                                higher.
You may use the information in this table,

====================================================================================================================================

                                                    ACTUAL                            HYPOTHETICAL
                                                                           (5% ANNUAL RETURN BEFORE EXPENSES)

                    BEGINNING             ENDING              EXPENSES        ENDING             EXPENSES          ANNUALIZED
SHARE             ACCOUNT VALUE       ACCOUNT VALUE          PAID DURING   ACCOUNT VALUE        PAID DURING         EXPENSE
CLASS               (4/1/06)           (9/30/06)(1)           PERIOD(2)      (9/30/06)           PERIOD(2)           RATIO
 A                 $1,000.00            $1,020.80              $2.53         $1,022.56             $2.54             0.50%
 A3                 1,000.00             1,019.40               3.80          1,021.31              3.80             0.75


(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total returns at net asset value after expenses for the six months ended September 30, 2006, appear in the table "Fund vs. Indexes" on page 5.

(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

====================================================================================================================================

AIM TAX-FREE INTERMEDIATE FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT


The Board of Trustees of AIM Tax-Exempt      o The quality of services to be provided     the Advisory Agreement for the Fund, the
Funds (the "Board") oversees the             by AIM. The Board reviewed the credentials   Board concluded that no further changes
management of AIM Tax-Free Intermediate      and experience of the officers and           should be made to the Fund and that it was
Fund (the "Fund") and, as required by law,   employees of AIM who will provide            not necessary to change the Fund's
determines annually whether to approve the   investment advisory services to the Fund.    portfolio management team at this time.
continuance of the Fund's advisory           In reviewing the qualifications of AIM to    However, due to the Fund's
agreement with A I M Advisors, Inc.          provide investment advisory services, the    under-performance, the Board also
("AIM"). Based upon the recommendation of    Board considered such issues as AIM's        concluded that it would be appropriate for
the Investments Committee of the Board, at   portfolio and product review process,        the Board to continue to closely monitor
a meeting held on June 27, 2006, the         various back office support functions        and review the performance of the Fund.
Board, including all of the independent      provided by AIM and AIM's equity and fixed   Although the independent written
trustees, approved the continuance of the    income trading operations. Based on the      evaluation of the Fund's Senior Officer
advisory agreement (the "Advisory            review of these and other factors, the       (discussed below) only considered Fund
Agreement") between the Fund and AIM for     Board concluded that the quality of          performance through the most recent
another year, effective July 1, 2006.        services to be provided by AIM was           calendar year, the Board also reviewed
                                             appropriate and that AIM currently is        more recent Fund performance, which did
    The Board considered the factors         providing satisfactory services in           not change their conclusions.
discussed below in evaluating the fairness   accordance with the terms of the Advisory
and reasonableness of the Advisory           Agreement.                                   o Meetings with the Fund's portfolio
Agreement at the meeting on June 27, 2006                                                 managers and investment personnel. With
and as part of the Board's ongoing           o The performance of the Fund relative to    respect to the Fund, the Board is meeting
oversight of the Fund. In their              comparable funds. The Board reviewed the     periodically with such Fund's portfolio
deliberations, the Board and the             performance of the Fund during the past      managers and/or other investment personnel
independent trustees did not identify any    one, three and five calendar years against   and believes that such individuals are
particular factor that was controlling,      the performance of funds advised by other    competent and able to continue to carry
and each trustee attributed different        advisors with investment strategies          out their responsibilities under the
weights to the various factors.              comparable to those of the Fund. The Board   Advisory Agreement.
                                             noted that the Fund's performance in such
    One responsibility of the independent    periods was below the median performance     o Overall performance of AIM. The Board
Senior Officer of the Fund is to manage      of such comparable funds. The Board noted    considered the overall performance of AIM
the process by which the Fund's proposed     that, based upon AIM's recommendation,       in providing investment advisory and
management fees are negotiated to ensure     they had recently approved modifying         portfolio administrative services to the
that they are negotiated in a manner which   several of the Fund's investment             Fund and concluded that such performance
is at arms' length and reasonable. To that   strategies, and that these modifications     was satisfactory.
end, the Senior Officer must either          need more time to be evaluated before a
supervise a competitive bidding process or   conclusion can be made that they have        o Fees relative to those of clients of AIM
prepare an independent written evaluation.   addressed the Fund's under-performance.      with comparable investment strategies. The
The Senior Officer has recommended an        Based on this review and after taking        Board noted that AIM does not serve as an
independent written evaluation in lieu of    account of all of the other factors that     advisor to other mutual funds or other
a competitive bidding process and, upon      the Board considered in determining          clients with investment strategies
the direction of the Board, has prepared     whether to continue the Advisory Agreement   comparable to those of the Fund.
such an independent written evaluation.      for the Fund, the Board concluded that no
Such written evaluation also considered      further changes should be made to the Fund   o Fees relative to those of comparable
certain of the factors discussed below.      and that it was not necessary to change      funds with other advisors. The Board
                                             the Fund's portfolio management team at      reviewed the advisory fee rate for the
    The discussion below serves as a         this time. However, due to the Fund's        Fund under the Advisory Agreement. The
summary of the Senior Officer's              under-performance, the Board also            Board compared effective contractual
independent written evaluation, as well as   concluded that it would be appropriate for   advisory fee rates at a common asset level
a discussion of the material factors and     the Board to continue to closely monitor     at the end of the past calendar year and
the conclusions with respect thereto that    and review the performance of the Fund.      noted that the Fund's rate was below the
formed the basis for the Board's approval    Although the independent written             median rate of the funds advised by other
of the Advisory Agreement. After             evaluation of the Fund's Senior Officer      advisors with investment strategies
consideration of all of the factors below    (discussed below) only considered Fund       comparable to those of the Fund that the
and based on its informed business           performance through the most recent          Board reviewed. Based on this review, the
judgment, the Board determined that the      calendar year, the Board also reviewed       Board concluded that the advisory fee rate
Advisory Agreement is in the best            more recent Fund performance, which did      for the Fund under the Advisory Agreement
interests of the Fund and its shareholders   not change their conclusions.                was fair and reasonable.
and that the compensation to AIM under the
Advisory Agreement is fair and reasonable    o The performance of the Fund relative to    o Expense limitations and fee waivers. The
and would have been obtained through arm's   indices. The Board reviewed the              Board noted that there were no fee waivers
length negotiations.                         performance of the Fund during the past      or expense limitations currently in effect
                                             one, three and five calendar years against   for the Fund. The Board concluded that no
    Unless otherwise stated, information     the performance of the Lipper Intermediate   such waivers or limitations were necessary
presented below is as of June 27, 2006 and   Municipal Debt Fund Index. The Board noted   at this time because the Fund's overall
does not reflect any changes that may have   that the Fund's performance was below the    expense ratio was below the median expense
occurred since June 27, 2006, including      performance of such Index for the one and    ratio of the funds advised by other
but not limited to changes to the Fund's     three year periods and comparable to such    advisors with investment strategies
performance, advisory fees, expense          Index for the five year period. The Board    comparable to those of the Fund that the
limitations and/or fee waivers.              noted that, based upon AIM's                 Board reviewed.
                                             recommendation, they had recently approved
o The nature and extent of the advisory      modifying several of the Fund's investment   o Breakpoints and economies of scale. The
services to be provided by AIM. The Board    strategies, and that these modifications     Board reviewed the structure of the Fund's
reviewed the services to be provided by      need more time to be evaluated before a      advisory fee under the Advisory Agreement,
AIM under the Advisory Agreement. Based on   conclusion can be made that they have        noting that it includes two breakpoints.
such review, the Board concluded that the    addressed the Fund's under-performance.      The Board reviewed the level of the Fund's
range of services to be provided by AIM      Based on this review and after taking        advisory fees, and noted that such fees,
under the Advisory Agreement was             account of all of the other factors that     as a percentage of the Fund's net assets,
appropriate and that AIM currently is        the Board considered in determining          would decrease as
providing services in accordance with the    whether to continue
terms of the Advisory Agreement.                                                                                         (continued)

AIM TAX-FREE INTERMEDIATE FUND


net assets increase because the Advisory     recent years have reduced AIM's
Agreement includes breakpoints. The Board    profitability. Based on the review of the
noted that, due to the Fund's asset levels   profitability of AIM's and its affiliates'
at the end of the past calendar year and     investment advisory and other activities
the way in which the advisory fee            and its financial condition, the Board
breakpoints have been structured, the Fund   concluded that the compensation to be paid
has yet to benefit from the breakpoints.     by the Fund to AIM under its Advisory
The Board concluded that the Fund's fee      Agreement was not excessive.
levels under the Advisory Agreement
therefore would reflect economies of scale   o Benefits of soft dollars to AIM. The
at higher asset levels and that it was not   Board considered the benefits realized by
necessary to change the advisory fee         AIM as a result of brokerage transactions
breakpoints in the Fund's advisory fee       executed through "soft dollar"
schedule.                                    arrangements. Under these arrangements,
                                             brokerage commissions paid by the Fund
o Investments in affiliated money market     and/or other funds advised by AIM are used
funds. The Board also took into account      to pay for research and execution
the fact that uninvested cash and cash       services. This research may be used by AIM
collateral from securities lending           in making investment decisions for the
arrangements, if any (collectively, "cash    Fund. The Board concluded that such
balances") of the Fund may be invested in    arrangements were appropriate.
money market funds advised by AIM pursuant
to the terms of an SEC exemptive order.      o AIM's financial soundness in light of
The Board found that the Fund may realize    the Fund's needs. The Board considered
certain benefits upon investing cash         whether AIM is financially sound and has
balances in AIM advised money market         the resources necessary to perform its
funds, including a higher net return,        obligations under the Advisory Agreement,
increased liquidity, increased               and concluded that AIM has the financial
diversification or decreased transaction     resources necessary to fulfill its
costs. The Board also found that the Fund    obligations under the Advisory Agreement.
will not receive reduced services if it
invests its cash balances in such money      o Historical relationship between the Fund
market funds. The Board noted that, to the   and AIM. In determining whether to
extent the Fund invests uninvested cash in   continue the Advisory Agreement for the
affiliated money market funds, AIM has       Fund, the Board also considered the prior
voluntarily agreed to waive a portion of     relationship between AIM and the Fund, as
the advisory fees it receives from the       well as the Board's knowledge of AIM's
Fund attributable to such investment. The    operations, and concluded that it was
Board further determined that the proposed   beneficial to maintain the current
securities lending program and related       relationship, in part, because of such
procedures with respect to the lending       knowledge. The Board also reviewed the
Fund is in the best interests of the         general nature of the non-investment
lending Fund and its respective              advisory services currently performed by
shareholders. The Board therefore            AIM and its affiliates, such as
concluded that the investment of cash        administrative, transfer agency and
collateral received in connection with the   distribution services, and the fees
securities lending program in the money      received by AIM and its affiliates for
market funds according to the procedures     performing such services. In addition to
is in the best interests of the lending      reviewing such services, the trustees also
Fund and its respective shareholders.        considered the organizational structure
                                             employed by AIM and its affiliates to
o Independent written evaluation and         provide those services. Based on the
recommendations of the Fund's Senior         review of these and other factors, the
Officer. The Board noted that, upon their    Board concluded that AIM and its
direction, the Senior Officer of the Fund,   affiliates were qualified to continue to
who is independent of AIM and AIM's          provide non-investment advisory services
affiliates, had prepared an independent      to the Fund, including administrative,
written evaluation in order to assist the    transfer agency and distribution services,
Board in determining the reasonableness of   and that AIM and its affiliates currently
the proposed management fees of the AIM      are providing satisfactory non-investment
Funds, including the Fund. The Board noted   advisory services.
that the Senior Officer's written
evaluation had been relied upon by the       o Other factors and current trends. The
Board in this regard in lieu of a            Board considered the steps that AIM and
competitive bidding process. In              its affiliates have taken over the last
determining whether to continue the          several years, and continue to take, in
Advisory Agreement for the Fund, the Board   order to improve the quality and
considered the Senior Officer's written      efficiency of the services they provide to
evaluation.                                  the Funds in the areas of investment
                                             performance, product line diversification,
o Profitability of AIM and its affiliates.   distribution, fund operations, shareholder
The Board reviewed information concerning    services and compliance. The Board
the profitability of AIM's (and its          concluded that these steps taken by AIM
affiliates') investment advisory and other   have improved, and are likely to continue
activities and its financial condition.      to improve, the quality and efficiency of
The Board considered the overall             the services AIM and its affiliates
profitability of AIM, as well as the         provide to the Fund in each of these
profitability of AIM in connection with      areas, and support the Board's approval of
managing the Fund. The Board noted that      the continuance of the Advisory Agreement
AIM's operations remain profitable,          for the Fund.
although increased expenses in

AIM Tax-Free Intermediate Fund

SCHEDULE OF INVESTMENTS

September 30, 2006
(Unaudited)


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS-98.89%

ALABAMA-1.18%

Birmingham (City of); Series 2001 B,
  Refunding Unlimited Tax GO Wts.
  (INS-Financial Security Assurance Inc.)
  5.25%, 07/01/10(b)(c)                        AAA      Aaa      $1,950     $  2,062,983
----------------------------------------------------------------------------------------
Jefferson (County of); Series 2000, School RB
  Wts. (INS-Financial Security Assurance
  Inc.)
  5.05%, 02/15/09(b)(c)                        AAA      Aaa       1,000        1,033,220
========================================================================================
                                                                               3,096,203
========================================================================================

AMERICAN SAMOA-0.45%

American Samoa (Territory of); Series 2000,
  Refunding Unlimited Tax GO (INS-ACA
  Financial Guaranty Corp.)
  6.00%, 09/01/07(b)(c)                          A       --       1,150        1,170,263
========================================================================================

ARIZONA-2.07%

Arizona (State of) Transportation Board; Sub.
  Series 1993 A, Refunding Highway RB 6.00%,
  07/01/08(c)                                  AAA      Aa2         800          833,320
----------------------------------------------------------------------------------------
Maricopa (County of) Unified School District
  #93 (Cave Creek Project of 2000); Series
  2006 C, School Improvement Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  4.75%, 07/01/23(b)(c)                        AAA      Aaa       1,300        1,355,549
----------------------------------------------------------------------------------------
Phoenix (City of) Civic Improvements Corp.;
  Series 2001, Refunding Wastewater System
  Jr. Lien RB (INS-Financial Guaranty
  Insurance Co.)
  5.25%, 07/01/11(b)(c)                        AAA      Aaa       3,000        3,217,890
========================================================================================
                                                                               5,406,759
========================================================================================

ARKANSAS-0.68%

Little Rock (City of) School District; Series
  2001 C, Limited Tax GO (INS-Financial
  Security Assurance Inc.)
  5.00%, 02/01/10(b)(c)                         --      Aaa       1,695        1,772,445
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


COLORADO-0.80%

Boulder (County of) Open Space Capital
  Improvement Trust Fund; Series 1998, RB
  5.25%, 12/15/09(c)                           AA-       --      $1,000     $  1,029,530
----------------------------------------------------------------------------------------
Northwest Parkway Public Highway Authority;
  Sr. Series 2001 A, RB (INS-Financial
  Security Assurance Inc.)
  5.00%, 06/15/11(b)(c)                        AAA      Aaa       1,000        1,061,730
========================================================================================
                                                                               2,091,260
========================================================================================

CONNECTICUT-0.39%

Connecticut (State of) Resources Recovery
  Authority (Bridgeport Resco Co. L.P.
  Project); Series 1999, Refunding RB
  (INS-MBIA Insurance Corp.)
  5.13%, 01/01/09(b)(c)                        AAA      Aaa       1,000        1,032,940
========================================================================================

DISTRICT OF COLUMBIA-8.28%

District of Columbia (Gonzaga College High
  School); Series 1999, RB (INS-Financial
  Security Assurance Inc.)
  5.25%, 07/01/09(b)(c)                        AAA      Aaa         510          532,430
----------------------------------------------------------------------------------------
District of Columbia;
  Series 1993 B-1 Refunding Unlimited Tax GO
  (INS-Ambac Assurance Corp.)
  5.50%, 06/01/09(b)(c)                        AAA      Aaa       1,250        1,310,275
----------------------------------------------------------------------------------------
  Series 1993 B-2 Refunding Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/07(b)(c)                        AAA      Aaa       3,000        3,038,940
----------------------------------------------------------------------------------------
  Series 1999 B Unlimited Tax GO 5.50%,
  06/01/09(c)(d)                               AAA      Aaa         950          997,291
----------------------------------------------------------------------------------------
  Series 1999 B Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/09(b)(c)                        AAA      Aaa      12,160       12,746,355
----------------------------------------------------------------------------------------
  Series 1999 B Refunding Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 06/01/10(b)(c)                        AAA      Aaa       1,415        1,505,305
----------------------------------------------------------------------------------------
Washington Convention Center Authority;
  Series 1998, Sr. Lien Dedicated Tax RB
  (INS-Ambac Assurance Corp.)
  5.25%, 10/01/09(b)(c)                        AAA      Aaa       1,500        1,562,595
========================================================================================
                                                                              21,693,191
========================================================================================

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

FLORIDA-0.86%

Florida (State of) Board of Education; Series
  2000 B, Lottery RB (INS-Financial Guaranty
  Insurance Co.)
  5.75%, 07/01/10(b)(c)                        AAA      Aaa      $1,000     $  1,076,750
----------------------------------------------------------------------------------------
Village Center Community Development
  District;
  Series 1998 A, Refunding Recreational RB
  (INS-MBIA Insurance Corp.)
  5.50%, 11/01/10(b)(c)                        AAA      Aaa       1,105        1,186,483
========================================================================================
                                                                               2,263,233
========================================================================================

GEORGIA-1.41%

Dalton (City of); Series 1999, Combined
  Utilities RB (INS-Financial Security
  Assurance Inc.)
  5.75%, 01/01/10(b)(c)                        AAA      Aaa       1,015        1,082,751
----------------------------------------------------------------------------------------
Georgia (State of); Series 1992 B Unlimited
  Tax GO 6.30%, 03/01/09(c)                    AAA      Aaa       1,425        1,517,697
----------------------------------------------------------------------------------------
  6.30%, 03/01/10(c)                           AAA      Aaa       1,000        1,090,190
========================================================================================
                                                                               3,690,638
========================================================================================

HAWAII-0.41%

Hawaii (State of); Series 1993 CA, Unlimited
  Tax GO (INS-MBIA Insurance Corp.)
  5.75%, 01/01/10(b)(c)                        AAA      Aaa       1,000        1,066,750
========================================================================================

ILLINOIS-7.07%

Chicago (City of) (Central Loop
  Redevelopment); Sub.
  Series 2000 A, Tax Increment Allocation RB
  (INS-ACA Financial Guaranty Corp.)
  6.50%, 12/01/08(b)(c)                          A       --       8,000        8,407,360
----------------------------------------------------------------------------------------
Chicago (City of) Midway Airport; Series 1996
  A, RB (INS-MBIA Insurance Corp.)
  5.30%, 01/01/08(b)(c)                        AAA      Aaa       1,000        1,014,040
----------------------------------------------------------------------------------------
Chicago (City of) Park District; Series 1995,
  Refunding Unlimited Tax GO (INS-Financial
  Guaranty Insurance Co.)
  6.00%, 01/01/07(b)(c)                        AAA      Aaa       2,000        2,011,520
----------------------------------------------------------------------------------------
Illinois (State of) Health Facilities
  Authority (Children's Memorial Hospital);
  Series 1999 A, RB (INS-Ambac Assurance
  Corp.)
  5.50%, 08/15/07(b)(c)                        AAA      Aaa       1,580        1,605,375
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

ILLINOIS-(CONTINUED)

Illinois (State of) Health Facilities
  Authority (The Carle Foundation); Series
  1998 A RB 5.25%, 07/01/08(c)(d)(e)           AAA      Aaa      $  585     $    607,727
----------------------------------------------------------------------------------------
  RB (INS-Ambac Assurance Corp.)
  5.25%, 07/01/09(b)(c)                        AAA      Aaa         415          430,620
----------------------------------------------------------------------------------------
Illinois (State of); First Series 2001,
  Refunding Unlimited Tax GO (INS-Financial
  Security Assurance Inc.)
  5.25%, 10/01/11(b)(c)                        AAA      Aaa       1,790        1,925,539
----------------------------------------------------------------------------------------
Madison & Saint Clair (Counties of) School
  District #10 (Collinsville School
  Building); Series 2001, Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 02/01/11(b)(c)                        AAA      Aaa       1,150        1,212,951
----------------------------------------------------------------------------------------
McHenry (County of) Community Consolidated
  School District #47 (Crystal Lake); Series
  1999, Unlimited Tax GO (INS-Financial
  Security Assurance Inc.)
  5.13%, 02/01/10(b)(c)                         --      Aaa       1,250        1,294,350
========================================================================================
                                                                              18,509,482
========================================================================================

INDIANA-0.99%

Richland-Bean Blossom School Building Corp.;
  Series 2001, First Mortgage RB
  5.00%, 07/15/10(c)(d)                        AAA      Aaa       1,045        1,088,065
----------------------------------------------------------------------------------------
Zionsville (City of) Community Schools
  Building Corp.; Series 2002, First Mortgage
  RB 5.00%, 07/15/11(c)(d)                     AAA      Aaa       1,420        1,503,013
========================================================================================
                                                                               2,591,078
========================================================================================

KANSAS-1.69%

Johnson (County of) Water District #1; Series
  2001, RB 5.00%, 06/01/11(c)                  AAA      Aaa       1,770        1,880,005
----------------------------------------------------------------------------------------
Wyandotte (County of) & Kansas City (City of)
  Unified Government (Redevelopment
  Project-Area B); Series 2001, Special
  Obligation RB (INS-Ambac Assurance Corp.)
  5.00%, 12/01/10(b)(c)                        AAA      Aaa         620          654,931
----------------------------------------------------------------------------------------
Wyandotte (County of) School District #500;
  Series 2001, Unlimited Tax GO
  (INS-Financial Security Assurance Inc.)
  5.50%, 09/01/11(b)(c)                        AAA      Aaa       1,750        1,896,685
========================================================================================
                                                                               4,431,621
========================================================================================

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

LOUISIANA-1.44%

Louisiana (State of) Energy & Power Authority
  (Power Project); Series 2000, Refunding RB
  (INS-Financial Security Assurance Inc.)
  5.75%, 01/01/11(b)(c)                        AAA      Aaa      $2,500     $  2,705,450
----------------------------------------------------------------------------------------
New Orleans (City of); Series 2000,
  Certificates of Indebtedness RB
  (INS-Financial Security Assurance Inc.)
  5.50%, 12/01/09(b)(c)                        AAA      Aaa       1,000        1,054,050
========================================================================================
                                                                               3,759,500
========================================================================================

MASSACHUSETTS-3.99%

Massachusetts (State of); Series 1997 A
  Refunding Limited Tax GO (INS-Financial
  Guaranty Insurance Co.)
  5.75%, 08/01/08(b)(c)                        AAA      Aaa       5,000        5,195,150
----------------------------------------------------------------------------------------
  Series 2000 A Consumer Lien Limited Tax GO
  5.75%, 02/01/09(c)                            AA      Aa2       5,000        5,243,150
========================================================================================
                                                                              10,438,300
========================================================================================

MICHIGAN-2.16%

Detroit (City of); Series 1997 B, Refunding
  Unlimited Tax GO (INS-MBIA Insurance Corp.)
  5.38%, 04/01/10(b)(c)                        AAA      Aaa       1,630        1,687,832
----------------------------------------------------------------------------------------
Hartland (City of) Consolidated School
  District; Series 2001, Refunding Unlimited
  Tax GO (CEP-Michigan School Bond Loan Fund)
  5.50%, 05/01/11(c)                            AA      Aa2       1,000        1,078,580
----------------------------------------------------------------------------------------
Michigan (State of) Strategic Fund (Detroit
  Edison Co.); Series 1995 CC, Refunding
  Limited Obligation RB (INS-Ambac Assurance
  Corp.)
  4.85%, 09/01/11(b)(c)(e)                      --      Aaa       1,000        1,042,940
----------------------------------------------------------------------------------------
Taylor (City of); Series 2001, COP (INS-Ambac
  Assurance Corp.)
  5.00%, 02/01/11(b)(c)                        AAA      Aaa         495          523,111
----------------------------------------------------------------------------------------
Troy (City of) Downtown Development
  Authority; Series 2001, Refunding &
  Development Tax Allocation RB (INS-MBIA
  Insurance Corp.)
  5.00%, 11/01/10(b)(c)                        AAA      Aaa       1,265        1,335,461
========================================================================================
                                                                               5,667,924
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


MINNESOTA-1.04%

Western Minnesota Municipal Power Agency;
  Series 2001 A Refunding RB (INS-Ambac
  Assurance Corp.)
  5.50%, 01/01/10(b)(c)                         --      Aaa      $1,245     $  1,319,040
----------------------------------------------------------------------------------------
  5.50%, 01/01/11(b)(c)                         --      Aaa       1,300        1,397,877
========================================================================================
                                                                               2,716,917
========================================================================================

MISSISSIPPI-0.66%

Rankin (County of) School District; Series
  2001, Unlimited Tax GO (INS-Financial
  Security Assurance Inc.)
  5.00%, 10/01/11(b)(c)                        AAA      Aaa       1,625        1,725,035
========================================================================================

MISSOURI-0.63%

Missouri (State of) Health & Educational
  Facilities Authority (Freeman Health
  Systems Project); Series 1998, Health
  Facilities RB (INS-ACA Financial Guaranty
  Corp.)
  5.00%, 02/15/08(b)(c)                          A       --         515          520,109
----------------------------------------------------------------------------------------
Missouri (State of) Health & Educational
  Facilities Authority (Webster University);
  Series 2001, Educational Facilities RB
  (INS-MBIA Insurance Corp.)
  5.00%, 04/01/11(b)(c)                         --      Aaa       1,075        1,137,812
========================================================================================
                                                                               1,657,921
========================================================================================

NEVADA-0.60%

Nevada (State of); Series 1999 A, Capital
  Improvement & Cultural Affairs Limited Tax
  GO 5.00%, 02/01/10(c)                        AA+      Aa1       1,500        1,557,780
========================================================================================

NEW JERSEY-4.65%

Hudson (County of); Series 2006, Unlimited
  Tax GO (INS-CIFG Assurance North America)
  4.25%, 09/01/15(b)(c)                        AAA      Aaa       3,500        3,623,340
----------------------------------------------------------------------------------------
New Jersey (State of) Transportation Trust
  Fund Authority; Series 1999 A
  Transportation System RB
  5.50%, 06/15/10(c)(d)                        AAA      Aaa       7,060        7,522,571
----------------------------------------------------------------------------------------
  5.50%, 06/15/10(c)                           AA-       A1         960        1,021,191
========================================================================================
                                                                              12,167,102
========================================================================================

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

NEW YORK-4.24%

Long Island (City of) Power Authority; Series
  2006 E, Electric System General RB
  (INS-Financial Guaranty Insurance Co.)
  5.00%, 12/01/22(b)(c)                        AAA      Aaa      $1,500     $  1,613,745
----------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Frances Schervier Obligated Group); Series
  1997, RB (INS-Financial Security Assurance
  Inc.)
  5.50%, 07/01/10(b)(c)                        AAA      Aaa       1,205        1,283,976
----------------------------------------------------------------------------------------
New York (State of) Dormitory Authority
  (Mental Health Services); Series 1997 A, RB
  6.00%, 08/15/07(c)                           AA-       A1       1,770        1,804,515
----------------------------------------------------------------------------------------
New York (State of) Dormitory Authority (Pace
  University); Series 1997, RB 6.00%,
  07/01/07(c)(d)                               AAA      Aaa       1,275        1,298,804
----------------------------------------------------------------------------------------
New York (State of) Local Government
  Assistance Corp.; Series 1996 A, Refunding
  RB (INS-Ambac Assurance Corp.)
  5.13%, 04/01/10(b)(c)                        AAA      Aaa       5,000        5,089,350
========================================================================================
                                                                              11,090,390
========================================================================================

NORTH CAROLINA-4.68%

Charlotte (City of); Series 1998, Refunding
  Unlimited Tax GO 5.25%, 02/01/10(c)          AAA      Aaa       5,000        5,165,100
----------------------------------------------------------------------------------------
North Carolina (State of) Eastern Municipal
  Power Agency; Series 1993 B, Refunding
  Power System RB (INS-MBIA Insurance Corp.)
  7.00%, 01/01/08(b)(c)                        AAA      Aaa       1,000        1,042,220
----------------------------------------------------------------------------------------
North Carolina (State of); Series 1999 A,
  Public Improvements Unlimited Tax GO 5.25%,
  03/01/09(c)(d)(e)                            AAA      NRR       5,000        5,215,000
----------------------------------------------------------------------------------------
Winston-Salem (City of);
  Series 2001 C, COP
  4.75%, 06/01/11(c)                           AA+      Aa2         795          832,460
========================================================================================
                                                                              12,254,780
========================================================================================

NORTH DAKOTA-0.67%

Burleigh (County of) (Medcenter One, Inc.);
  Series 1999, Refunding Health Care RB
  (INS-MBIA Insurance Corp.)
  5.25%, 05/01/09(b)(c)                        AAA      Aaa       1,695        1,761,020
========================================================================================

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------


OHIO-0.18%

Portage (County of) (Robinson Memorial
  Hospital); Series 1999, Hospital RB
  (INS-Ambac Assurance Corp.)
  5.15%, 11/15/08(b)(c)                        AAA      Aaa      $  465     $    479,238
========================================================================================

OKLAHOMA-2.05%

Grady (County of) Industrial Authority;
  Series 1999, Correctional Facilities Lease
  RB (INS-MBIA Insurance Corp.)
  5.38%, 11/01/09(b)(c)                        AAA      Aaa         285          291,997
----------------------------------------------------------------------------------------
Grand River Dam Authority; Series 1993,
  Refunding RB (INS-Ambac Assurance Corp.)
  5.50%, 06/01/09(b)(c)                        AAA      Aaa       2,000        2,100,600
----------------------------------------------------------------------------------------
Mustang (City of) Improvement Authority;
  Series 1999, Utility RB (INS-Financial
  Security Assurance Inc.)
  5.25%, 10/01/09(b)(c)                         --      Aaa         750          786,750
----------------------------------------------------------------------------------------
Norman (City of) Regional Hospital Authority;
  Series 1996 A, Refunding Hospital RB
  (INS-MBIA Insurance Corp.)
  5.30%, 09/01/07(b)(c)                        AAA      Aaa       1,090        1,107,745
----------------------------------------------------------------------------------------
Oklahoma (County of) Finance Authority
  (Oxford Oaks Apartments Projects); Series
  2000, Refunding Multi-Family Housing VRD RB
  (CEP-Federal National Mortgage Association)
  3.77%, 07/15/30(f)                           A-1+      --         612          612,000
----------------------------------------------------------------------------------------
Okmulgee (County of) Governmental Building
  Authority; Series 2000, First Mortgage
  Sales Tax RB (INS-MBIA Insurance Corp.)
  5.60%, 03/01/10(b)(c)                         --      Aaa         465          481,242
========================================================================================
                                                                               5,380,334
========================================================================================

OREGON-0.38%

Oregon (District of) Tri-County Metropolitan
  Transportation; Series 2006, Payroll Tax &
  Grant Receipt RB (INS-MBIA Insurance Corp.)
  4.00%, 05/01/14(b)(c)                        AAA      Aaa       1,000        1,007,530
========================================================================================

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

PENNSYLVANIA-1.18%

Pennsylvania (State of); First Series 2000,
  Unlimited Tax GO (INS-MBIA Insurance Corp.)
  5.50%, 01/15/08(b)(c)                        AAA      Aaa      $1,000     $  1,024,650
----------------------------------------------------------------------------------------
Philadelphia (City of) School District;
  Series 1999 D, Refunding Unlimited Tax GO
  (INS-MBIA Insurance Corp.)
  5.50%, 03/01/08(b)(c)                        AAA      Aaa       2,000        2,054,160
========================================================================================
                                                                               3,078,810
========================================================================================

RHODE ISLAND-0.34%

Woonsocket (City of); Series 2000, Unlimited
  Tax GO (INS-Financial Guaranty Insurance
  Co.)
  5.25%, 10/01/10(b)(c)                         --      Aaa         840          893,676
========================================================================================

SOUTH CAROLINA-2.85%

Piedmont (City of) Municipal Power Agency;
  Series 1996 B, Refunding Electric RB
  (INS-Financial Guaranty Insurance Co.)
  5.25%, 01/01/08(b)(c)                        AAA      Aaa       4,000        4,075,240
----------------------------------------------------------------------------------------
South Carolina (State of) Public Service
  Authority; Series 1999 A, RB (INS-MBIA
  Insurance Corp.)
  5.50%, 01/01/10(b)(c)                        AAA      Aaa       1,000        1,058,840
----------------------------------------------------------------------------------------
South Carolina (State of) Transportation
  Infrastructure Bank; Series 1999 A, RB
  (INS-Ambac Assurance Corp.)
  5.50%, 10/01/09(b)(c)                         --      Aaa       1,180        1,246,139
----------------------------------------------------------------------------------------
South Carolina (State of); Series 2001 B,
  Capital Improvements Unlimited Tax GO
  5.50%, 04/01/11(c)                           AA+      Aaa       1,000        1,082,460
========================================================================================
                                                                               7,462,679
========================================================================================

SOUTH DAKOTA-0.51%

South Dakota (State of) Health & Educational
  Facilities Authority (Rapid City Regional
  Hospital); Series 2001, RB (INS-MBIA
  Insurance Corp.)
  5.00%, 09/01/09(b)(c)                        AAA      Aaa       1,290        1,337,240
========================================================================================

TEXAS-22.79%

Amarillo (City of) Health Facilities Corp.
  (Baptist Saint Anthony's Hospital); Series
  1998, RB (INS-Financial Security Assurance
  Inc.)
  5.50%, 01/01/10(b)(c)                         --      Aaa       1,275        1,346,018
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

TEXAS-(CONTINUED)

Arlington (City of) Independent School
  District; Series 2000, Unlimited Tax GO
  (CEP-Texas Permanent School Fund)
  5.25%, 02/15/08(c)                            --      Aaa      $1,000     $  1,022,530
----------------------------------------------------------------------------------------
Austin (City of); Series 2001, Limited Tax
  Certificates GO 5.00%, 09/01/11(c)           AA+      Aa1       1,900        2,015,121
----------------------------------------------------------------------------------------
Canadian (City of) River Municipal Water
  Authority; Series 1999 Conjunctive Use
  Contract RB,
  5.00%, 02/15/09(c)(d)(e)                     AAA      Aaa       2,245        2,318,097
----------------------------------------------------------------------------------------
Dallas (City of) Waterworks & Sewer System;
  Series 1999, Refunding RB 5.50%,
  10/01/09(c)                                  AA+      Aa2       1,500        1,581,450
----------------------------------------------------------------------------------------
Garland (City of); Series 2001, Limited Tax
  Certificates GO (INS-MBIA Insurance Corp.)
  5.25%, 02/15/11(b)(c)                        AAA      Aaa       2,435        2,596,830
----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Christus Health) Series
  1999 A, RB (INS-MBIA Insurance Corp.)
  5.38%, 07/01/08(b)(c)                        AAA      Aaa         880          905,793
----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Memorial Hermann
  Hospital System Project); Series 1998,
  Hospital RB (INS-Financial Security
  Assurance Inc.)
  5.50%, 06/01/09(b)(c)                        AAA      Aaa       5,500        5,755,255
----------------------------------------------------------------------------------------
Harris (County of) Health Facilities
  Development Corp. (Texas Children's
  Hospital Project); Series 1999 A, Hospital
  RB 5.00%, 10/01/09(c)                         AA      Aa2       1,920        1,977,446
----------------------------------------------------------------------------------------
Houston (City of) Convention & Entertainment
  Facilities Department; Series 2001 A
  Refunding Hotel Occupancy Tax Special RB
  (INS-Ambac Assurance Corp.)
  5.50%, 09/01/10(b)(c)                        AAA      Aaa       3,000        3,209,370
----------------------------------------------------------------------------------------
  5.50%, 09/01/11(b)(c)                        AAA      Aaa       4,000        4,333,400
----------------------------------------------------------------------------------------
  Series 2001 B Hotel Occupancy Tax Special
  RB (INS-Ambac Assurance Corp.)
  5.25%, 09/01/10(b)(c)                        AAA      Aaa       2,865        3,039,049
----------------------------------------------------------------------------------------
  5.25%, 09/01/11(b)(c)                        AAA      Aaa       2,360        2,530,392
----------------------------------------------------------------------------------------
  5.50%, 09/01/11(b)(c)                        AAA      Aaa       2,460        2,665,041
----------------------------------------------------------------------------------------

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
TEXAS-(CONTINUED)

Katy (City of) Independent School District;
  Series 1999 A, Unlimited Tax GO (CEP-Texas
  Permanent School Fund)
  5.20%, 02/15/10(c)                           AAA      Aaa      $1,285     $  1,332,609
----------------------------------------------------------------------------------------
La Joya (City of) Independent School
  District; Series 1998, Unlimited Tax GO
  5.38%, 02/15/08(c)(d)(e)                     AAA      Aaa       1,535        1,572,531
----------------------------------------------------------------------------------------
Lower Colorado River Authority; Series 1999
  B, Refunding RB (INS-Financial Security
  Assurance Inc.)
  6.00%, 05/15/10(b)(c)                        AAA      Aaa       1,460        1,560,652
----------------------------------------------------------------------------------------
North Texas Municipal Water District; Series
  2001, Water System RB (INS-MBIA Insurance
  Corp.)
  5.00%, 09/01/11(b)(c)                        AAA      Aaa       1,040        1,104,938
----------------------------------------------------------------------------------------
San Antonio (City of);
  Series 1994 Electric & Gas RB 5.00%,
  02/01/12(c)                                   AA      Aa1       2,375        2,529,969
----------------------------------------------------------------------------------------
  Series 1998 A Electric & Gas RB 5.25%,
  02/01/09(c)(d)(e)                            AAA      NRR       2,960        3,098,469
----------------------------------------------------------------------------------------
  5.25%, 02/01/10(c)                            AA      Aa1       5,540        5,800,435
----------------------------------------------------------------------------------------
  Series 1998 A Refunding Limited Tax GO
  5.00%, 02/01/11(c)                           AA+      Aa2       1,490        1,536,726
----------------------------------------------------------------------------------------
Southlake (City of); Series 2000 E, Limited
  Tax Increment Certificates GO (INS-Ambac
  Assurance Corp.)
  5.00%, 02/15/11(b)(c)                        AAA      Aaa         635          655,530
----------------------------------------------------------------------------------------
Texas Tech University;
  Series 1999 6th Revenue Financing System RB
  5.25%, 02/15/09(c)(d)(e)                     AAA      Aaa       1,090        1,131,616
----------------------------------------------------------------------------------------
  Revenue Financing System RB (INS-Ambac
  Assurance Corp.)
  5.25%, 02/15/11(b)(c)                        AAA      Aaa       3,910        4,056,586
========================================================================================
                                                                              59,675,853
========================================================================================

UTAH-1.30%

Salt Lake City (City of); Series 1999,
  Unlimited Tax GO 5.25%, 06/15/09(c)           --      Aaa         900          939,681
----------------------------------------------------------------------------------------
Spanish Fork (City of);
  Series 2000 Electric RB (INS-Ambac
  Assurance Corp.)
  5.00%, 08/15/09(b)(c)                         --      Aaa         630          654,469
----------------------------------------------------------------------------------------
  5.00%, 08/15/10(b)(c)                         --      Aaa         660          693,753
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

UTAH-(CONTINUED)

Tooele (County of) School District; Series
  2001, Unlimited Tax GO (CEP-Utah School
  Bond Guaranty)
  4.50%, 06/01/11(c)                           AAA      Aaa      $1,075     $  1,116,570
========================================================================================
                                                                               3,404,473
========================================================================================

VIRGINIA-0.51%

Norton (City of) Industrial Development
  Authority (Norton Community Hospital);
  Series 2001, Refunding & Improvement
  Hospital RB (INS-ACA Financial Guaranty
  Corp.)
  5.13%, 12/01/10(b)(c)                          A       --       1,315        1,343,772
========================================================================================

WASHINGTON-12.67%

Energy Northwest (Project #3); Series 2001 A
  Refunding Electric RB (INS-Financial
  Security Assurance Inc.)
  5.50%, 07/01/10(b)(c)                        AAA      Aaa       2,000        2,133,960
----------------------------------------------------------------------------------------
  5.50%, 07/01/11(b)(c)                        AAA      Aaa       7,500        8,105,475
----------------------------------------------------------------------------------------
Seattle (City of); Series 2001, Refunding
  Municipal Light & Power Improvements RB
  (INS-Financial Security Assurance Inc.)
  5.25%, 03/01/11(b)(c)                        AAA      Aaa       3,000        3,197,490
----------------------------------------------------------------------------------------
Snohomish (County of) School District #16
  (Arlington); Series 2000, Unlimited Tax GO
  (INS-Financial Guaranty Insurance Co.)
  5.40%, 12/01/08(b)(c)                         --      Aaa         915          950,410
----------------------------------------------------------------------------------------
Snohomish (County of); Series 2001, Limited
  Tax GO 5.25%, 12/01/11(c)                     AA      Aa3       2,685        2,889,114
----------------------------------------------------------------------------------------
Spokane (City of); Series 1999 B, Unlimited
  Tax GO 5.40%, 01/01/10(c)                    AA-       A2       2,075        2,122,891
----------------------------------------------------------------------------------------
Washington (State of) (Department of
  Ecology); Series 2001, Refunding COP
  (INS-Ambac Assurance Corp.)
  4.75%, 04/01/11(b)(c)                        AAA      Aaa       5,310        5,484,009
----------------------------------------------------------------------------------------
Washington (State of) Public Power Supply
  System (Nuclear Project #1); Series 1996 C,
  Refunding RB (INS-Ambac Assurance Corp.)
  6.00%, 07/01/09(b)(c)                        AAA      Aaa       5,000        5,302,250
----------------------------------------------------------------------------------------

AIM Tax-Free Intermediate Fund


                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------
WASHINGTON-(CONTINUED)

Washington (State of);
  Series 1999 R-2000A Refunding Unlimited Tax
  GO 5.50%, 01/01/08(c)                         AA      Aa1      $1,135     $  1,162,001
----------------------------------------------------------------------------------------
  Series 2001 R-A Refunding Unlimited Tax GO
  5.00%, 09/01/10(c)                            AA      Aa1       1,745        1,834,571
========================================================================================
                                                                              33,182,171
========================================================================================

WISCONSIN-3.09%

Fond du Lac (City of) School District; Series
  2000, Refunding Unlimited Tax GO 5.25%,
  04/01/10(c)(d)(e)                            NRR      Aaa       1,000        1,055,700
----------------------------------------------------------------------------------------
Wisconsin (State of) Health & Educational
  Facilities Authority (Marshfield Clinic);
  Series 1997, RB (INS-MBIA Insurance Corp.)
  5.20%, 02/15/07(b)(c)                        AAA      Aaa       2,210        2,222,509
----------------------------------------------------------------------------------------

                                                                PRINCIPAL
                                                 RATINGS(A)     AMOUNT
                                               S&P    MOODY'S    (000)         VALUE
----------------------------------------------------------------------------------------

WISCONSIN-(CONTINUED)

Wisconsin (State of);
  Series 1993 2 Refunding Unlimited Tax GO
  5.13%, 11/01/11(c)                           AA-      Aa3      $2,000     $  2,139,300
----------------------------------------------------------------------------------------
  Series 1999 C Unlimited Tax GO 5.75%,
  05/01/10(c)                                  AA-      Aa3       2,500        2,679,575
========================================================================================
                                                                               8,097,084
========================================================================================
TOTAL INVESTMENTS-98.89%
  (Cost $250,484,494)                                                        258,955,392
========================================================================================
OTHER ASSETS LESS LIABILITIES-1.11%                                            2,916,806
========================================================================================
NET ASSETS-100.00%                                                          $261,872,198
________________________________________________________________________________________
========================================================================================

Investment Abbreviations:

CEP   - Credit Enhancement Provider
COP   - Certificates of Participation
GO    - General Obligation Bonds
INS   - Insurer
Jr.   - Junior
NRR   - Not Re-Rated
RB    - Revenue Bonds
Sr.   - Senior
Sub.  - Subordinated
VRD   - Variable Rate Demand
Wts.  - Warrants

Notes to Schedule of Investments:

(a) Ratings assigned by Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"). NRR indicates a security that is not re-rated subsequent to funding of an escrow fund (consisting of U.S. Treasury obligations held by a bank custodian or other highly rated collateral); this funding is pursuant to an advance refunding of this security.
(b) Principal and/or interest payments are secured by the bond insurance company listed.
(c) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate value of these securities at September 30, 2006 was $258,343,392, which represented 98.65% of the Fund's Net Assets. See Note 1A.
(d) Advance refunded; secured by an escrow fund of U.S. Treasury obligations or other highly rated collateral.
(e) Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f) Demand security payable upon demand by the Fund at specified time intervals no greater than seven calendar days. Interest rate is redetermined weekly. Rate shown is the rate in effect on September 30, 2006.

AIM Tax-Free Intermediate Fund

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2006
(Unaudited)

ASSETS:

Investments, at value (cost $250,484,494)      $258,955,392
-----------------------------------------------------------
Receivables for:
  Investments sold                                  200,000
-----------------------------------------------------------
  Fund shares sold                                   97,938
-----------------------------------------------------------
  Interest                                        3,280,933
-----------------------------------------------------------
Investment for trustee deferred compensation
  and retirement plans                               60,725
-----------------------------------------------------------
Other assets                                         34,971
===========================================================
    Total assets                                262,629,959
___________________________________________________________
===========================================================

LIABILITIES:

Payables for:
  Fund shares reacquired                            182,957
-----------------------------------------------------------
  Dividends                                         405,559
-----------------------------------------------------------
  Trustee deferred compensation and
    retirement plans                                 91,985
-----------------------------------------------------------
Accrued distribution fees -- Class A3                15,033
-----------------------------------------------------------
Accrued trustees' and officer's fees and
  benefits                                              400
-----------------------------------------------------------
Accrued transfer agent fees                          23,934
-----------------------------------------------------------
Accrued operating expenses                           37,893
===========================================================
    Total liabilities                               757,761
===========================================================
Net assets applicable to shares outstanding    $261,872,198
___________________________________________________________
===========================================================

NET ASSETS CONSIST OF:

Shares of beneficial interest                  $252,207,369
-----------------------------------------------------------
Undistributed net investment income                 271,733
-----------------------------------------------------------
Undistributed net realized gain from
  investment securities                             922,198
-----------------------------------------------------------
Unrealized appreciation of investment
  securities                                      8,470,898
===========================================================
                                               $261,872,198
___________________________________________________________
===========================================================

NET ASSETS:

Class A                                        $172,581,753
___________________________________________________________
===========================================================
Class A3                                       $ 71,939,560
___________________________________________________________
===========================================================
Institutional Class                            $ 17,350,885
___________________________________________________________
===========================================================

SHARES OUTSTANDING, $0.001 PAR VALUE PER
  SHARE, UNLIMITED NUMBER OF SHARES
  AUTHORIZED:

Class A                                          15,839,030
___________________________________________________________
===========================================================
Class A3                                          6,601,157
___________________________________________________________
===========================================================
Institutional Class                               1,593,370
___________________________________________________________
===========================================================
Class A:
  Net asset value per share                    $      10.90
-----------------------------------------------------------
  Offering price per share (Net asset value
    of $10.90 divided by 99.00%)               $      11.01
___________________________________________________________
===========================================================
Class A3:
  Net asset value and offering price per
    share                                      $      10.90
___________________________________________________________
===========================================================
Institutional Class:
  Net asset value and offering price per
    share                                      $      10.89
___________________________________________________________
===========================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Free Intermediate Fund

STATEMENT OF OPERATIONS

For the six months ended September 30, 2006
(Unaudited)

INVESTMENT INCOME:

Interest                                                      $7,759,696
========================================================================

EXPENSES:

Advisory fees                                                    490,755
------------------------------------------------------------------------
Administrative services fees                                      47,652
------------------------------------------------------------------------
Custodian fees                                                     7,421
------------------------------------------------------------------------
Distribution fees -- Class A3                                    118,043
------------------------------------------------------------------------
Transfer agent fees -- A and A3                                  102,949
------------------------------------------------------------------------
Transfer agent fees -- Institutional                              24,395
------------------------------------------------------------------------
Trustees' and officer's fees and benefits                         10,875
------------------------------------------------------------------------
Other                                                            144,479
========================================================================
    Total expenses                                               946,569
========================================================================
Less: Expenses reimbursed and expense offset arrangement          (9,776)
========================================================================
    Net expenses                                                 936,793
========================================================================
Net investment income                                          6,822,903
========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT
  SECURITIES:

Net realized gain from investment securities                     929,885
========================================================================
Change in net unrealized appreciation (deprecation) of
  investment securities                                       (1,676,712)
========================================================================
Net gain (loss) from investment securities                      (746,827)
========================================================================
Net increase in net assets resulting from operations          $6,076,076
________________________________________________________________________
========================================================================

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

AIM Tax-Free Intermediate Fund

STATEMENT OF CHANGES IN NET ASSETS

For the six months ended September 30, 2006 and the year ended March 31, 2006 (Unaudited)

                                                              SEPTEMBER 30,     MARCH 31,
                                                                  2006             2006
-------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                       $  6,822,903     $ 15,370,791
-------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities              929,885           (7,589)
-------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities                                       (1,676,712)      (8,713,679)
===========================================================================================
    Net increase in net assets resulting from operations         6,076,076        6,649,523
===========================================================================================
Distributions to shareholders from net investment income:
  Class A                                                       (4,109,132)     (10,063,891)
-------------------------------------------------------------------------------------------
  Class A3                                                      (1,986,463)      (4,597,512)
-------------------------------------------------------------------------------------------
  Institutional Class                                           (1,103,444)      (1,848,410)
===========================================================================================
    Decrease in net assets resulting from distributions         (7,199,039)     (16,509,813)
===========================================================================================
Share transactions-net:
  Class A                                                      (21,422,323)     (46,750,295)
-------------------------------------------------------------------------------------------
  Class A3                                                     (56,573,229)      34,334,113
-------------------------------------------------------------------------------------------
  Institutional Class                                          (29,473,764)      15,365,238
===========================================================================================
    Net increase (decrease) in net assets resulting from
     share transactions                                       (107,469,316)       2,949,056
===========================================================================================
    Net increase (decrease) in net assets                     (108,592,279)      (6,911,234)
===========================================================================================

NET ASSETS:

  Beginning of period                                          370,464,477      377,375,711
===========================================================================================
  End of period (including undistributed net investment
    income of $271,733 and $647,869, respectively)            $261,872,198     $370,464,477
___________________________________________________________________________________________
===========================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2006
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Tax-Free Intermediate Fund (the "Fund") is a series portfolio of AIM Tax-Exempt Funds (the "Trust"). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company consisting of three separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently consists of multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio. The assets, liabilities and operations of each portfolio or class are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to generate as a high a level of tax-exempt income as is consistent with preservation of capital.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

       Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations with maturities of 60 days or less and commercial paper are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par.

AIM Tax-Free Intermediate Fund


       Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America unless otherwise noted.

D. DISTRIBUTIONS -- Distributions from income are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund's taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

       In addition, the Fund intends to invest in such municipal securities to allow it to qualify to pay shareholders "exempt-interest dividends", as defined in the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.

G. ACCOUNTING ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates.

H. INDEMNIFICATIONS -- Under the Trust's organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust's investment manager) is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

AIM Tax-Free Intermediate Fund

NOTE 2--ADVISORY FEES AND OTHER FEES PAID TO AFFILIATES

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to AIM based on the annual rate of the Fund's average daily net assets as follows:

AVERAGE NET ASSETS                                            ANNUAL RATE
-------------------------------------------------------------------------
First $500 million                                               0.30%
-------------------------------------------------------------------------
Over $500 million up to and including $1 billion                 0.25%
-------------------------------------------------------------------------
Over $1 billion                                                  0.20%
 ________________________________________________________________________
=========================================================================


    At the request of the Trustees of the Trust, AMVESCAP PLC ("AMVESCAP") agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the AIM Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended September 30, 2006, AMVESCAP reimbursed expenses of the Fund in the amount of $1,474.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. Pursuant to such agreement, for the six months ended September 30, 2006, AIM was paid $47,652.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AIS") a fee for providing transfer agency and shareholder services to the Fund and reimburse AIS for certain expenses incurred by AIS in the course of providing such services. AIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by AIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust's Board of Trustees. For the six months ended September 30, 2006, the Fund paid AIS $102,949 for Class A and Class A3 share classes and $24,395 for Institutional Class shares.

    The Trust has entered into master distribution agreements with A I M Distributors, Inc. ("ADI") to serve as the distributor for the Class A, Class A3 and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Class A3 shares (the "Plan"). The Fund, pursuant to the Plan, pays ADI compensation at the annual rate of 0.25% of the Fund's average daily net assets of Class A3 shares. Of the Rule 12b-1 payments, up to 0.25% of the average daily net assets of Class A3 shares may be paid to furnish continuing personal shareholder services to customers who purchase and own Class A3 shares of the Fund. Any amounts not paid as a service fee under the Plan would constitute an asset-based sales charge. National Association of Securities Dealers ("NASD") Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2006, the Class A3 shares paid $118,043.

    Front-end sales commissions and contingent deferred sales charges ("CDSC") (collectively the "sales charges") are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2006, ADI advised the Fund that it retained $726 in front-end sales commissions from the sale of Class A shares and $335 from Class A shares for CDSC imposed upon redemptions by shareholders.

    Certain officers and trustees of the Trust are officers and directors of AIM, AIS and/or ADI.

NOTE 3--EXPENSE OFFSET ARRANGEMENT

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended September 30, 2006, the Fund received credits from this arrangement, which resulted in the reduction of the Fund's total expenses of $8,302.

NOTE 4--TRUSTEES' AND OFFICER'S FEES AND BENEFITS

"Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to pay remuneration to each Trustee and Officer of the Fund who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Fund, and "Trustees' and Officer's Fees and Benefits" also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested. Finally, current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. "Trustees' and Officer's Fees and Benefits" include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

    During the six months ended September 30, 2006, the Fund paid legal fees of $1,786 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

AIM Tax-Free Intermediate Fund

NOTE 5--BORROWINGS

Pursuant to an exemptive order from the Securities and Exchange Commission, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund's aggregate borrowings from all sources exceeds 10% of the Fund's total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the six months ended September 30, 2006, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

    Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The Bank of New York, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and AIM, not to exceed the rate contractually agreed upon.

NOTE 6--TAX INFORMATION

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund's fiscal year-end.

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund had a capital loss carryforward as of March 31, 2006 which expires as follows:

                                                                           CAPITAL LOSS
EXPIRATION                                                                 CARRYFORWARD
-----------------------------------------------------------------------------------------
March 31, 2010                                                                $   98
-----------------------------------------------------------------------------------------
March 31, 2014                                                                 7,589
=========================================================================================
Total capital loss carryforward                                               $7,687
_________________________________________________________________________________________
=========================================================================================

* Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 7--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2006 was $25,710,714 and $130,483,880, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $8,470,898
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities              --
==============================================================================
Net unrealized appreciation of investment securities              $8,470,898
______________________________________________________________________________
==============================================================================
Investments have the same cost for tax and financial statement purposes.

AIM Tax-Free Intermediate Fund

NOTE 8--SHARE INFORMATION

The Fund currently consists of three different classes of shares: Class A , Class A3 and Institutional Class. As of the close of business on October 30, 2002, Class A shares were closed to new investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met. Class A3 shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                   SIX MONTHS ENDED                  YEAR ENDED
                                                                 SEPTEMBER 30, 2006(A)             MARCH 31, 2006
                                                              ---------------------------    --------------------------
                                                                SHARES         AMOUNT          SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:
  Class A                                                        193,548    $   2,114,017       743,535    $  8,275,792
-----------------------------------------------------------------------------------------------------------------------
  Class A3                                                     2,128,547       23,161,312     7,121,674      79,126,007
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                            806,291        8,756,181     1,817,804      20,221,931
=======================================================================================================================
Issued as reinvestment of dividends:
  Class A                                                        202,190        2,199,046       515,018       5,727,204
-----------------------------------------------------------------------------------------------------------------------
  Class A3                                                       148,355        1,613,880       366,495       4,067,670
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                             65,632          713,441        10,939         119,563
=======================================================================================================================
Reacquired:
  Class A                                                     (2,367,121)     (25,735,386)   (5,469,192)    (60,753,291)
-----------------------------------------------------------------------------------------------------------------------
  Class A3                                                    (7,479,864)     (81,348,421)   (4,393,205)    (48,859,564)
-----------------------------------------------------------------------------------------------------------------------
  Institutional Class                                         (3,582,523)     (38,943,386)     (448,837)     (4,976,256)
=======================================================================================================================
                                                              (9,884,945)   $(107,469,316)      264,231    $  2,949,056
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) There are three entities that are each a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate they own 23% of the outstanding shares of the Fund. ADI has an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. There is also one individual that is a record owner of more than 5% of the outstanding shares of the Fund and owns 9% of the outstanding shares of the Fund. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

NOTE 9--NEW ACCOUNTING STANDARD

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement for a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The provisions for FIN 48 are effective for fiscal years beginning after December 15, 2006. Management is currently assessing the impact of FIN 48, if any, on the Fund's financial statements and intends for the Fund to adopt the FIN 48 provisions during 2007.

AIM Tax-Free Intermediate Fund

NOTE 10--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                                                       CLASS A
                                                     ----------------------------------------------------------------------------
                                                      SIX MONTHS
                                                         ENDED                             YEAR ENDED MARCH 31,
                                                     SEPTEMBER 30,       --------------------------------------------------------
                                                         2006              2006        2005        2004        2003        2002
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $  10.92          $  11.21    $  11.69    $  11.70    $  11.06    $  11.17
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                    0.23              0.47        0.49        0.47(a)     0.48        0.45
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                       (0.01)            (0.26)      (0.49)      (0.01)       0.60       (0.12)
=================================================================================================================================
    Total from investment operations                       0.22              0.21       (0.00)       0.46        1.08        0.33
=================================================================================================================================
Less distributions from net investment income             (0.24)            (0.50)      (0.48)      (0.47)      (0.44)      (0.44)
=================================================================================================================================
Net asset value, end of period                         $  10.90          $  10.92    $  11.21    $  11.69    $  11.70    $  11.06
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                            2.08%             1.87%      (0.01)%      4.04%       9.86%       2.99%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $172,582          $194,526    $246,946    $390,903    $539,679    $678,800
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                    0.50%(c)          0.46%       0.43%(d)     0.42%      0.38%       0.38%
=================================================================================================================================
Ratio of net investment income to average net
  assets                                                   4.25%(c)          4.16%       4.09%       3.98%       4.10%       4.00%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(e)                                    8%                9%          4%          6%          7%         58%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $183,444,144.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.44% for the year ended March 31, 2005.
(e) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

                                                                                         CLASS A3
                                                          -----------------------------------------------------------------------
                                                                                                                 OCTOBER 31, 2002
                                                           SIX MONTHS                                              (DATE SALES
                                                              ENDED                YEAR ENDED MARCH 31,           COMMENCED) TO
                                                          SEPTEMBER 30,       -------------------------------       MARCH 31,
                                                              2006              2006       2005        2004            2003
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                         $ 10.92          $  11.21    $ 11.69    $  11.70        $ 11.59
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                         0.23              0.42       0.43        0.43(a)        0.18
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                (0.02)            (0.24)     (0.47)      (0.01)          0.10
=================================================================================================================================
    Total from investment operations                            0.21              0.18      (0.04)       0.42           0.28
=================================================================================================================================
Less distributions from net investment income                  (0.23)            (0.47)     (0.44)      (0.43)         (0.17)
=================================================================================================================================
Net asset value, end of period                               $ 10.90          $  10.92    $ 11.21    $  11.69        $ 11.70
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                                 1.94%             1.57%     (0.37)%      3.67%          2.47%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                     $71,940          $128,946    $97,651    $101,312        $29,320
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets                         0.75%(c)          0.73%      0.78%(d)     0.77%         0.73%(e)
=================================================================================================================================
Ratio of net investment income to average net assets            4.00%(c)          3.89%      3.74%       3.63%          3.75%(e)
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate(f)                                         8%                9%         4%          6%             7%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $94,176,005.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.79% for the year ended March 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Tax-Free Intermediate Fund

                                                                            INSTITUTIONAL CLASS
                                                              -----------------------------------------------
                                                                                                JUNE 30, 2004
                                                               SIX MONTHS                        (DATE SALES
                                                                  ENDED           YEAR ENDED    COMMENCED) TO
                                                              SEPTEMBER 30,       MARCH 31,       MARCH 31,
                                                                  2006               2006           2005
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $ 10.92           $ 11.21         $ 11.40
-------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                             0.23              0.45            0.32(a)
-------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                    (0.01)            (0.24)          (0.19)
=============================================================================================================
    Total from investment operations                                0.22              0.21            0.13
=============================================================================================================
Less distributions from net investment income                      (0.25)            (0.50)          (0.32)
=============================================================================================================
Net asset value, end of period                                   $ 10.89           $ 10.92         $ 11.21
_____________________________________________________________________________________________________________
=============================================================================================================
Total return(b)                                                     2.01%             1.91%           1.13%
_____________________________________________________________________________________________________________
=============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $17,351           $46,992         $32,779
_____________________________________________________________________________________________________________
=============================================================================================================
Ratio of expenses to average net assets                             0.53%(c)          0.41%           0.42%(d)(e)
=============================================================================================================
Ratio of net investment income to average net assets                4.22%(c)          4.21%           4.10%(e)
_____________________________________________________________________________________________________________
=============================================================================================================
Portfolio turnover rate(f)                                             8%                9%              4%
_____________________________________________________________________________________________________________
=============================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c) Ratios are annualized and based on average daily net assets of $48,656,018.
(d) After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 0.43% (annualized) for the period ended March 31, 2005.
(e)  Annualized.
(f) Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year.

AIM Tax-Free Intermediate Fund

NOTE 11--LEGAL PROCEEDINGS

Terms used in the Legal Proceedings Note are defined terms solely for the purpose of this note.


SETTLED ENFORCEMENT ACTIONS AND INVESTIGATIONS RELATED TO MARKET TIMING


On October 8, 2004, INVESCO Funds Group, Inc. ("IFG") (the former investment advisor to certain AIM Funds), AIM and A I M Distributors, Inc. ("ADI") (the distributor of the retail AIM Funds) reached final settlements with certain regulators, including the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, AIM and ADI created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by AIM, which was done pursuant to the terms of the settlement. These two fair funds may increase as a result of contributions from third parties who reach final settlements with the SEC or other regulators to resolve allegations of market timing and/or late trading that also may have harmed applicable AIM Funds. These two fair funds will be distributed in accordance with a methodology to be determined by AIM's independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC. Management of AIM and the Fund are unable to estimate the impact, if any, that the distribution of these two fair funds may have on the Fund or whether such distribution will have an impact on the Fund's financial statements in the future.

    At the request of the trustees of the AIM Funds, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, has agreed to reimburse expenses incurred by the AIM Funds related to market timing matters.


PENDING LITIGATION AND REGULATORY INQUIRIES


    On August 30, 2005, the West Virginia Office of the State
Auditor -- Securities Commission ("WVASC") issued a Summary Order to Cease and Desist and Notice of Right to Hearing to AIM and ADI (Order No. 05-1318). The WVASC makes findings of fact that AIM and ADI entered into certain arrangements permitting market timing of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that AIM and ADI violated the West Virginia securities laws. The WVASC orders AIM and ADI to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an "administrative assessment," to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute.

    Civil lawsuits, including purported class action and shareholder derivative suits, have been filed against certain of the AIM Funds, IFG, AIM, ADI and/or related entities and individuals, depending on the lawsuit, alleging:

    - that the defendants permitted improper market timing and related activity in the AIM Funds;

    - that certain AIM Funds inadequately employed fair value pricing;

    - that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale and that the defendants adopted unlawful distribution plans; and

    - that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions (all the claims in this category of lawsuits were dismissed with prejudice by the court on September 29, 2006, except for the Section 36(b) claim which was dismissed with leave to amend to plead it properly as a derivative claim).

    These lawsuits allege as theories of recovery, depending on the lawsuit, violations of various provisions of the Federal and state securities laws and ERISA, negligence, breach of fiduciary duty and/or breach of contract. These lawsuits seek remedies that include, depending on the lawsuit, damages, restitution, injunctive relief, imposition of a constructive trust, removal of certain directors and/or employees, various corrective measures under ERISA, rescission of certain AIM Funds' advisory agreements and/or distribution plans and recovery of all fees paid, an accounting of all fund-related fees, commissions and soft dollar payments, restitution of all commissions and fees paid, and prospective relief in the form of reduced fees.

    All lawsuits based on allegations of market timing, late trading and related issues have been transferred to the United States District Court for the District of Maryland (the "MDL Court"). Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act ("ERISA") purportedly brought on behalf of participants in AMVESCAP's 401(k) plan. Based on orders issued by the MDL Court, all claims asserted against the AIM Funds that have been transferred to the MDL Court have been dismissed, although certain Funds remain nominal defendants in the Consolidated Amended Fund Derivative Complaint. On September 15, 2006, the MDL Court granted the AMVESCAP defendants' motion to dismiss the Amended Class Action Complaint for Violations of ERISA and dismissed such Complaint. The plaintiff has commenced an appeal from that decision.

AIM Tax-Free Intermediate Fund

    IFG, AIM, ADI and/or related entities and individuals have received inquiries from numerous regulators in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, among others, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to
Section 529 college savings plans and procedures for locating lost security holders. IFG, AIM and ADI have advised the Fund that they are providing full cooperation with respect to these inquiries. Regulatory actions and/or additional civil lawsuits related to these or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

    At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the Pending Litigation and Regulatory Inquiries described above may have on AIM, ADI or the Fund.

Supplement to Semiannual Report dated 9/30/06


AIM TAX-FREE INTERMEDIATE FUND

INSTITUTIONAL CLASS SHARES                   ========================================        PLEASE NOTE THAT PAST PERFORMANCE IS
                                             AVERAGE ANNUAL TOTAL RETURNS                 NOT INDICATIVE OF FUTURE RESULTS. MORE
The following information has been           For periods ended 9/30/06                    RECENT RETURNS MAY BE MORE OR LESS THAN
prepared to provide Institutional Class                                                   THOSE SHOWN. ALL RETURNS ASSUME
shareholders with a performance overview     10 Years                           4.55%     REINVESTMENT OF DISTRIBUTIONS AT NAV.
specific to their holdings.                   5 Years                           3.46      INVESTMENT RETURN AND PRINCIPAL VALUE
Institutional Class shares are offered        1 Year                            2.44      WILL FLUCTUATE SO YOUR SHARES, WHEN
exclusively to institutional investors,       6 Months*                         2.01      REDEEMED, MAY BE WORTH MORE OR LESS THAN
including defined contribution plans         *Cumulative total return that has not        THEIR ORIGINAL COST. SEE FULL REPORT FOR
that meet certain criteria.                  been annualized                              INFORMATION ON COMPARATIVE BENCHMARKS.
                                             ========================================     PLEASE CONSULT YOUR FUND PROSPECTUS FOR
                                                                                          MORE INFORMATION. FOR THE MOST CURRENT
                                             INSTITUTIONAL CLASS SHARES' INCEPTION        MONTH-END PERFORMANCE, PLEASE CALL
                                             DATE IS JULY, 30, 2004. RETURNS SINCE        800-451-4246 OR VISIT
                                             THAT DATE ARE HISTORICAL RETURNS. ALL        AIMinvestments.com.
                                             OTHER RETURNS ARE BLENDED RETURNS OF
                                             HISTORICAL INSTITUTIONAL CLASS SHARE            HAD THE ADVISOR NOT WAIVED FEES
                                             PERFORMANCE AND RESTATED CLASS A SHARE       AND/OR REIMBURSED EXPENSES IN THE PAST,
                                             PERFORMANCE (FOR PERIODS PRIOR TO THE        PERFORMANCE WOULD HAVE BEEN LOWER.
                                             INCEPTION DATE OF INSTITUTIONAL CLASS
                                             SHARES) AT NET ASSET VALUE (NAV) AND
                                             REFLECT THE HIGHER RULE 12b-1 FEES
                                             APPLICABLE TO CLASS A SHARES. CLASS A
                                             SHARES' INCEPTION DATE IS MAY 11, 1987.

                                                INSTITUTIONAL CLASS SHARES HAVE NO
                                             SALES CHARGE; THEREFORE, PERFORMANCE IS
                                             AT NAV. PERFORMANCE OF INSTITUTIONAL
                                             CLASS SHARES WILL DIFFER FROM
========================================     PERFORMANCE OF OTHER SHARE CLASSES
                                             PRIMARILY DUE TO DIFFERING SALES CHARGES
NASDAQ Symbol                     ATFIX      AND CLASS EXPENSES.

========================================



Over for information on your Fund's expenses.

================================================================================

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENTLY EFFECTIVE FUND PROSPECTUS, WHICH CONTAINS MORE COMPLETE INFORMATION, INCLUDING SALES CHARGES AND EXPENSES. INVESTORS SHOULD READ IT CAREFULLY BEFORE INVESTING.

================================================================================

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.


[YOUR GOALS. OUR SOLUTIONS.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                          --Registered Trademark--


AIMinvestments.com                 TFI-INS-2          A I M Distributors, Inc.

Information about your Fund's expenses

CALCULATING YOUR ONGOING FUND EXPENSES

EXAMPLE                                      expenses that you paid over the period.      months ended September 30, 2006, appears
                                             Simply divide your account value by          in the table on the front of this
As a shareholder of the Fund, you incur      $1,000 (for example, an $8,600 account       supplement.
ongoing costs, including management fees     value divided by $1,000 = 8.6), then
and other Fund expenses. This example is     multiply the result by the number in the        The hypothetical account values and
intended to help you understand your         table under the heading entitled "Actual     expenses may not be used to estimate the
ongoing costs (in dollars) of investing      Expenses Paid During Period" to estimate     actual ending account balance or
in the Fund and to compare these costs       the expenses you paid on your account        expenses you paid for the period. You
with ongoing costs of investing in other     during this period.                          may use this information to compare the
mutual funds. The example is based on an                                                  ongoing costs of investing in the Fund
investment of $1,000 invested at the         HYPOTHETICAL EXAMPLE FOR                     and other funds. To do so, compare this
beginning of the period and held for the     COMPARISON PURPOSES                          5% hypothetical example with the 5%
entire period April 1, 2006, through                                                      hypothetical examples that appear in the
September 30, 2006.                          The table below also provides                shareholder reports of the other funds.
                                             information about hypothetical account
ACTUAL EXPENSES                              values and hypothetical expenses based          Please note that the expenses shown
                                             on the Fund's actual expense ratio and       in the table are meant to highlight your
The table below provides information         an assumed rate of return of 5% per year     ongoing costs only. Therefore, the
about actual account values and actual       before expenses, which is not the Fund's     hypothetical information is useful in
expenses. You may use the information in     actual return. The Fund's actual             comparing ongoing costs only, and will
this table, together with the amount you     cumulative total return after expenses       not help you determine the relative
invested, to estimate the                    for the six                                  total costs of owning different funds.

====================================================================================================================================

                                                                                         HYPOTHETICAL
                                                     ACTUAL                  (5% ANNUAL RETURN BEFORE EXPENSES)

                      BEGINNING           ENDING             EXPENSES            ENDING             EXPENSES        ANNUALIZED
   SHARE            ACCOUNT VALUE      ACCOUNT VALUE       PAID DURING        ACCOUNT VALUE       PAID DURING         EXPENSE
   CLASS              (4/1/06)         (9/30/06)(1)         PERIOD(2)          (9/30/06)           PERIOD(2)           RATIO
Institutional         $1,000.00          $1,020.10            $2.68            $1,022.41            $2.69              0.53%

(1) The actual ending account value is based on the actual total return of the Fund for the period April 1, 2006, through September
    30, 2006, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The Fund's actual cumulative total return after expenses for the six months ended September 30, 2006, appears in the table on the front of this supplement.


(2) Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

====================================================================================================================================



AIMinvestments.com                TFI-INS-2             A I M Distributors, Inc.

AIM Tax-Free Intermediate Fund

TRUSTEES AND OFFICERS

BOARD OF TRUSTEES                 OFFICERS                                      OFFICE OF THE FUND
Bob R. Baker                      Philip A. Taylor                              11 Greenway Plaza
                                  President and Principal                       Suite 100
Frank S. Bayley                   Executive Officer                             Houston, TX 77046-1173
James T. Bunch                    Todd L. Spillane                              INVESTMENT ADVISOR
                                  Chief Compliance Officer                      A I M Advisors, Inc.
Bruce L. Crockett                                                               11 Greenway Plaza
Chair                             Russell C. Burk                               Suite 100
                                  Senior Vice President and Senior Officer      Houston, TX 77046-1173
Albert R. Dowden
                                  John M. Zerr                                  TRANSFER AGENT
Jack M. Fields                    Senior Vice President, Secretary and Chief    AIM Investment Services, Inc.
                                  Legal Officer                                 P.O. Box 4739
Carl Frischling                                                                 Houston, TX 77210-4739
                                  Sidney M. Dilgren
Robert H. Graham                  Vice President, Treasurer                     CUSTODIAN
Vice Chair                        and Principal Financial Officer               The Bank of New York
                                                                                2 Hanson Place
Prema Mathai-Davis                Lisa O. Brinkley                              Brooklyn, NY 11217-1431
                                  Vice President
Lewis F. Pennock                                                                COUNSEL TO THE FUND
                                  Kevin M. Carome                               Ballard Spahr
Ruth H. Quigley                   Vice President                                Andrews & Ingersoll, LLP
                                                                                1735 Market Street, 51st Floor
Larry Soll                        J. Philip Ferguson                            Philadelphia, PA 19103-7599
                                  Vice President
Raymond Stickel, Jr.                                                            COUNSEL TO THE INDEPENDENT TRUSTEES
                                  Karen Dunn Kelley                             Kramer, Levin, Naftalis & Frankel LLP
Philip A. Taylor                  Vice President                                1177 Avenue of the Americas
                                                                                New York, NY 10036-2714
                                                                                DISTRIBUTOR
                                                                                A I M Distributors, Inc.
                                                                                11 Greenway Plaza
                                                                                Suite 100
                                                                                Houston, TX 77046-1173


  DOMESTIC EQUITY                                 SECTOR EQUITY                              ALLOCATION SOLUTIONS

AIM Basic Balanced Fund*                     AIM Advantage Health Sciences Fund          AIM Conservative Allocation Fund
AIM Basic Value Fund                         AIM Energy Fund                             AIM Growth Allocation Fund
AIM Capital Development Fund                 AIM Financial Services Fund                 AIM Moderate Allocation Fund
AIM Charter Fund                             AIM Global Health Care Fund                 AIM Moderate Growth Allocation Fund
AIM Constellation Fund                       AIM Global Real Estate Fund                 AIM Moderately Conservative Allocation Fund
AIM Diversified Dividend Fund                AIM Gold & Precious Metals Fund
AIM Dynamics Fund                            AIM Leisure Fund
AIM Large Cap Basic Value Fund               AIM Multi-Sector Fund                             DIVERSIFIED PORTFOLIOS
AIM Large Cap Growth Fund                    AIM Real Estate Fund(1)
AIM Mid Cap Basic Value Fund                 AIM Technology Fund                         AIM Income Allocation Fund
AIM Mid Cap Core Equity Fund                 AIM Utilities Fund                          AIM International Allocation Fund
AIM Opportunities I Fund
AIM Opportunities II Fund
AIM Opportunities III Fund                        FIXED INCOME
AIM S&P 500 Index Fund
AIM Select Equity Fund                       TAXABLE
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund(1)                 AIM Enhanced Short Bond Fund
AIM Structured Core Fund                     AIM Floating Rate Fund
AIM Structured Growth Fund                   AIM High Yield Fund
AIM Structured Value Fund                    AIM Income Fund
AIM Summit Fund                              AIM Intermediate Government Fund
AIM Trimark Endeavor Fund                    AIM International Bond Fund
AIM Trimark Small Companies Fund             AIM Limited Maturity Treasury Fund
                                             AIM Money Market Fund
*Domestic equity and income fund             AIM Short Term Bond Fund
                                             AIM Total Return Bond Fund
                                             Premier Portfolio
    INTERNATIONAL/GLOBAL EQUITY              Premier U.S. Government Money Portfolio

AIM Asia Pacific Growth Fund
AIM China Fund                               TAX-FREE
AIM Developing Markets Fund
AIM European Growth Fund                     AIM High Income Municipal Fund(1)
AIM European Small Company Fund(1)           AIM Municipal Bond Fund
AIM Global Aggressive Growth Fund            AIM Tax-Exempt Cash Fund
AIM Global Equity Fund                       AIM Tax-Free Intermediate Fund
AIM Global Growth Fund                       Premier Tax-Exempt Portfolio
AIM Global Value Fund
AIM Japan Fund                               ======================================================================================
AIM International Core Equity Fund           CONSIDER THE INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY. FOR
AIM International Growth Fund                THIS AND OTHER INFORMATION ABOUT AIM FUNDS, OBTAIN A PROSPECTUS FROM YOUR FINANCIAL
AIM International Small Company Fund(1)      ADVISOR AND READ IT CAREFULLY BEFORE INVESTING.
AIM Trimark Fund                             ======================================================================================


(1) This Fund has limited public sales of its shares to certain investors. For more information on who may continue to invest in the Fund, please see the appropriate prospectus.

    If used after January 20, 2007, this report must be accompanied by a Fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976. AIM is a subsidiary of AMVESCAP PLC, one of the world's largest independent financial services companies with $441 billion in assets under management. Data as of September 30, 2006.

AIMinvestments.com                 TFI-SAR-1            A I M Distributors, Inc.


                     YOUR GOALS. OUR SOLUTIONS. --Registered Trademark--
------------------------------------------------------------------------
Mutual  Retirement  Annuities  College  Separately  Offshore  Cash                        [AIM INVESTMENTS LOGO APPEARS HERE]
Funds   Products               Savings  Managed     Products  Management                       --Registered Trademark--
                               Plans    Accounts
------------------------------------------------------------------------

ITEM 2. CODE OF ETHICS.

     The Code of Ethics (the "Code") that applies to the Registrant's Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") during the period covered by the report was amended in September, 2006, to (i) remove individuals listed in Exhibit A and any references to Exhibit A thus allowing for future flexibility and (ii) remove ambiguities found in the second paragraph of Section III. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) As of September 15, 2006, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of September 15, 2006, the Registrant's disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Tax-Exempt Funds


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 8, 2006

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Philip A. Taylor
    ---------------------------------
    Philip A. Taylor
    Principal Executive Officer

Date: December 8, 2006


By: /s/ Sidney M. Dilgren
    ---------------------------------
    Sidney M. Dilgren
    Principal Financial Officer

Date: December 8, 2006

                                  EXHIBIT INDEX

12(a)(1)   Not applicable.

12(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)   Not applicable.

12(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.